            THE ONE GROUP-REGISTERED TRADEMARK-
                   FAMILY OF MUTUAL FUNDS

        ------------------------------------------------------------------------
                          FIXED INCOME FUNDS SEMI-ANNUAL REPORT

                           FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                    GOVERNMENT ARM FUND

                                                    LIMITED VOLATILITY BOND FUND

                                                    INTERMEDIATE BOND FUND

                                                    GOVERNMENT BOND FUND

                                                    INCOME BOND FUND

                                                    INTERMEDIATE TAX-FREE BOND
                                                    FUND

                                                    TAX-FREE BOND FUND

                                                    KENTUCKY MUNICIPAL BOND FUND

                                                    OHIO MUNICIPAL BOND FUND

                                           MAY LOSE VALUE
        NOT FDIC-INSURED                 NO BANK GUARANTEE

--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          4
Statements of Assets and Liabilities..................................................         31
Statements of Operations..............................................................         33
Statements of Changes in Net Assets...................................................         35
Notes to Financial Statements.........................................................         38
Financial Highlights..................................................................         48

                                                                            ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

A MESSAGE TO THE ONE GROUP SHAREHOLDERS
We are pleased to present this semiannual report for The One Group Family of Mutual Funds. As part of our continuing efforts to provide you with exceptional investment management and high-quality service and communication, this report provides an overview of the financial markets and your fund's performance for the period from July 1, 1995, to December 31, 1995.

A STELLAR YEAR FOR INVESTORS
Neither stock nor bond investors had much to complain about in 1995. Modest economic growth coupled with declining interest rates and steady inflation provided the backdrop for one of the most successful years in the history of the stock and bond markets.

We are pleased to report that The One Group equity and fixed-income funds generally provided attractive returns during the six-month period. In fact, most of our funds surpassed their average historical returns.

AN ABOUT-FACE IN THE BOND MARKET
Rebounding from a disastrous 1994, the bond market in 1995 generated returns that rivaled those of stocks. The 30-year Treasury bond, for example, generated returns of 34.15% for the year and 11.95% for the six months ended December 31, according to Ryan Labs Inc. Other fixed-income securities followed suit, posting returns that exceeded their historical averages.

The bond market rally began early in the year. As the economy slowed to a more sustainable growth level with minimal inflation, the Federal Reserve ended the series of interest rate increases it had implemented during 1994 and early 1995. Several months later, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The yield on the five-year Treasury fell from 7.83% on December 31, 1994, to 5.97% on June 30, 1995, and to 5.37% on December 31, 1995. The 30-year Treasury yield fell from 7.88% on December 31, 1994, to 6.62% on June 30, 1995, and to 5.95% on December 31, 1995.

TAX REFORM TALK TAMES MUNI MARKET
Municipal securities also rebounded nicely from 1994's poor showing, posting generally attractive returns. Despite such performance, though, returns on municipal investments fell far short of the returns enjoyed in the taxable bond and stock markets. With several tax-reform proposals on the table--including some that would eliminate or reduce the tax break on munis--the long-term attractiveness of this market remains in question. This caused many investors to take their investment dollars elsewhere during 1995.

MONEY MARKET RATES RETURN TO 'NORMAL'
The only fixed-income investors who may have been somewhat disappointed during 1995 were those invested in money market securities. After surpassing the average returns on both stock and bond mutual funds during 1994, money market fund performance returned to "normal" during 1995. However, this was due primarily to the phenomenal performance rebound in the equity and fixed-income markets and not to any dramatic mishap in the short-term fixed-income market. As is typical of a falling interest rate environment, yields on money market instruments fell slightly during the period.

EQUITIES SOAR TO RECORD HIGHS
In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains. For the six-month period ended December 31, 1995, the S&P 500 returned 14.44%, while for the year ended December 31, 1995 its performance reached 34.11%.

While they lagged their larger counterparts, small company stocks nevertheless posted historically attractive returns. As measured by the Russell 2000, small-company stocks returned 11.40% for the six-month period and 26.21% for the year ended December 31, 1995.

KEEPING PERFORMANCE IN PERSPECTIVE
While The One Group Funds participated in the market rallies during the past year, few of our funds outperformed their benchmark indexes. It is important to remember that the widely-publicized

----
  2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995
performance of market indexes typically is not indicative of the performance of specific mutual funds. Except for our designated "index" funds, the composition of The One Group Funds differs significantly from the broad-based market indexes.

On the equity side, for example, the S&P 500 is comprised primarily of stocks of large corporations with a bias toward growth-oriented issues. Most stock funds have holdings in medium- and small-company stocks, which did not experience the same level of results as their larger counterparts. Neither did value stocks, which, in general, underperformed their growth-oriented peers. Consequently, investors with exposure to various types of stocks should compare each component of their portfolio to the most-appropriate benchmark index.

On the fixed-income side, investors may choose from bonds with short-, intermediate- or long-term maturities with different degrees of quality and risk. When selecting an appropriate performance benchmark, all of these characteristics must be considered to obtain an accurate evaluation. During 1995, bond funds with greater duration, or interest-rate risk exposure, performed the best. The One Group fixed-income funds typically maintain a relatively conservative risk posture, which can make them less-sensitive to interest rate swings. While this may inhibit the funds' price appreciation when interest rates fall, it tends to protect against price depreciation when interest rates increase.

OUR THANKS TO YOU
Thank you for continuing to invest with The One Group Family of Mutual Funds. We appreciate your support and confidence as we strive to help you reach your financial goals.

Sincerely,

 [DAVID J. KUNDERT SIGNATURE]
David J. Kundert
PRESIDENT & CEO,
BANC ONE INVESTMENT ADVISORS CORPORATION

                                    [PHOTO]

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT ARM FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                     VALUE
----------  --------------------------------------------  ---------
U.S. GOVERNMENT SECURITIES (96.0%):
Federal Home Loan Mortgage Corp.
     3,258  7.53%, 5/1/18, Pool # 840160*                 $   3,370
Federal National Mortgage Assoc.
     1,305  7.47%, 12/1/18, Pool # 70169*                     1,332
       406  8.62%, 5/25/20, Series 1991-140 CIC*                407
     8,343  7.69%, 7/1/20, Pool # 133558*                     8,510
     4,415  6.88%, 12/25/20, Series 1990-145 CIA*             4,422
     2,360  7.55%, 4/1/21, Pool # 70983*                      2,411
     1,053  7.84%, 9/1/21, Pool # 124289*                     1,084
     1,777  8.00%, 11/1/21, Pool # 124510*                    1,831
     2,019  7.80%, 11/1/23, Pool # 241828*                    2,059
     6,211  7.60%, 7/1/27, Pool # 70179*                      6,343
     6,928  7.95%, 1/1/31, Pool # 124945*                     7,149
Government National Mortgage Assoc.
     1,000  5.50%, 1/20/26                                    1,002
       500  6.00%, 1/20/26                                      505
                                                          ---------
  Total U.S. Government Agencies                             40,425
                                                          ---------
REPURCHASE AGREEMENT (7.2%):
     3,039  Lehman Brothers 5.96%, 1/2/96
              (collateralized by 3,115 Federal National
              Mortgage Assoc., 0.00%, 1/22/96, market
              value--$3,103)                                  3,039
                                                          ---------
  Total Repurchase Agreement                                  3,039
                                                          ---------
  Total (Cost-$43,920)(a)                                 $  43,464
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $42,097.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation.....................................................  $       8
Unrealized depreciation.....................................................       (464)
                                                                              ---------
Net unrealized depreciation.................................................  $    (456)
                                                                              ---------
                                                                              ---------

        *  Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

----
  4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
ASSET BACKED SECURITIES (13.0%):
      4,113  CIT Group Securitization Corp., Class A1,
               7.70%, 8/15/20..........................  $   4,249
      7,000  Ford Motor Credit Auto Loan, Master Trust,
               Series 1995-1 Cl A, 6.50%, 8/15/02......      7,200
      3,723  Green Tree Home Improvement Loan Trust,
               Series 1995-C Cl A, 6.20%, 7/15/20......      3,728
      1,353  Merrill Lynch Corp., Series 1992-1, 5.50%,
               5/15/98.................................      1,348
        558  Premier Auto Trust, Series 1992-3, 5.90%,
               11/15/97................................        558
        267  Shawmut National Bank, Grantor Trust,
               Series 1992-A, 5.55%, 11/15/97..........        266
     10,000  Standard Credit Card Master Trust, Series
               1991-1, 8.50%, 8/7/97...................     10,116
     10,000  Standard Credit Card Master Trust, Series
               1995-2, 8.63%, 1/7/02...................     10,547
      4,034  UCFC Home Equity Loan, 7.55%, 8/10/04.....      4,063
      7,000  UCFC Home Equity Loan, 8.38%, 3/10/07.....      7,279
        477  Union Federal Savings Bank, Grantor Trust,
               Series 1992-A, 6.70%, 11/15/97..........        476
      2,659  Union Fedaral Savings Bank, Grantor Trust,
               Series 1993-A, 4.53%, 5/15/99...........      2,617
      4,246  Union Federal Savings Bank, Grantor Trust,
               Series 1993-C, 4.88%, 2/15/00...........      4,231
                                                         ---------
  Total Asset Backed Securities                             56,678
                                                         ---------
CORPORATE BONDS (16.6%):
Automotive (1.3%):
      5,000  General Motors Corp., 9.63%, 12/1/00......      5,763
                                                         ---------
Entertainment (0.5%):
      2,000  Columbia Pictures Entertainment, Inc.,
               9.88%, 2/1/98...........................      2,140
                                                         ---------
Financial Services (6.6%):
      7,000  Ford Motor Credit Co., 8.38%, 1/15/00.....      7,586
     10,000  International Lease Finance, 5.54%,
               5/5/97..................................     10,000
      5,000  National Premier Funding, 7.00%, 6/1/99...      5,109
      6,000  Paccar Financial, 6.45%, 3/25/96..........      6,009
                                                         ---------
                                                            28,704
                                                         ---------
Pharmaceutical (1.2%):
      5,000  American Home Products, 7.70%, 2/15/00....      5,338
                                                         ---------
Retail Stores (1.5%):
      1,000  Dayton Hudson Corp., 6.06%, 12/15/96......      1,005
      3,000  The Limited, Inc., 9.13%, 2/1/01..........      3,368

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

CORPORATE BONDS, CONTINUED:
Retail Stores, continued:
      2,000  The Limited, Inc., 7.80%, 5/15/02.........  $   2,153
                                                         ---------
                                                             6,526
                                                         ---------
Securities Brokers & Dealers (4.8%):
      4,500  Lehman Brothers Holdings, 8.88%,
               11/1/98.................................      4,821
      3,000  Lehman Brothers, Inc., 7.00%, 5/15/97.....      3,045
      3,000  Lehman Brothers, Inc., 10.00%, 5/15/99....      3,334
      4,000  Lehman Brothers, Inc., 9.88%, 10/15/00....      4,575
      5,000  Smith Barney Holdings, 6.00%, 3/15/97.....      5,025
                                                         ---------
                                                            20,800
                                                         ---------
Utilities--Electric (0.7%):
      3,000  Potomac Electric Power, 9.00%, 4/15/00....      3,300
                                                         ---------
  Total Corporate Bonds                                     72,571
                                                         ---------
U.S. GOVERNMENT & AGENCIES OBLIGATIONS (32.1%):
Federal Home Loan Bank:
     10,000  7.78%, 10/19/01...........................     11,022
Federal Home Loan Mortgage Corp.:
        573  9.00%, 12/1/05, Pool# G00005..............        602
        565  9.00%, 1/1/06, Pool# G00012...............        591
      1,045  8.00%, 10/1/06, Pool# G00052..............      1,080
      3,116  7.00%, 3/1/07, Pool# G34594...............      3,174
      3,904  7.50%, 4/1/07, Pool# G00084...............      4,013
      2,790  7.00%, 4/1/07, Pool# G00087...............      2,841
      4,673  7.50%, 11/1/07, Pool# E00165..............      4,811
      8,000  8.50%, 2/1/08, Pool# Gold 10133...........      8,315
      4,275  8.00%, 1/1/10, Pool# G00355...............      4,428
     11,508  8.00%, 2/1/10, Pool# G1028................     11,920
     10,000  5.25%, 9/15/15, Series 1638...............      9,874
     10,000  8.25%, 12/15/16, Series 1770..............     10,485
      9,359  7.25%, 4/15/18, Series 1254 - CMO.........      9,392
Federal National Mortgage Assoc.:
      3,000  8.20%, 3/10/98............................      3,171
        333  9.00%, 9/1/05, Pool# 50340................        350
        363  9.00%, 11/1/05, Pool# 50361...............        380
        305  8.50%, 4/1/06, Pool# 116875...............        318
      5,842  7.00%, 6/1/10, Pool# 315928...............      5,952
      7,826  6.50%, 9/1/10, Pool# 325479...............      7,870
      2,055  6.50%, 10/1/10, Pool# 250377..............      2,066
      9,940  7.00%, 10/1/10, Pool# E61709..............     10,133
      1,369  6.00%, 9/25/18, Series 1989-94............      1,364
Government National Mortgage Assoc.:
          5  8.00%, 2/15/02, Pool# 192917..............          5
         40  8.00%, 3/15/02, Pool# 209172..............         42
         12  9.00%, 6/15/02, Pool# 229311..............         12
        101  9.00%, 10/15/02, Pool# 229569.............        107
         27  8.00%, 6/15/05, Pool# 28827...............         28
         14  9.00%, 9/15/05............................         15

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

U.S. GOVERNMENT & AGENCIES OBLIGATIONS, CONTINUED:
Government National Mortgage Assoc.:, continued:
        107  9.00%, 10/15/05, Pool# 292589.............  $     113
         25  8.00%, 5/15/06, Pool# 303851..............         26
          9  8.00%, 7/15/06, Pool# 307231..............          9
         57  8.00%, 8/15/06, Pool# 311166..............         60
         56  8.00%, 9/15/06, Pool# 311301..............         58
        404  8.00%, 10/15/06, Pool# 316915.............        420
         59  8.00%, 11/15/06, Pool# 311131.............         61
        420  8.00%, 11/15/06, Pool# 313528.............        438
        168  8.00%, 11/15/06, Pool# 315078.............        175
        187  8.00%, 11/15/06, Pool# 316671.............        195
        338  8.00%, 12/15/06, Pool# 311384.............        352
        303  8.50%, 1/15/07, Pool# 317663..............        316
        594  8.00%, 2/15/07, Pool# 316086..............        619
        104  8.00%, 3/15/07, Pool# 178684..............        108
        247  8.00%, 3/15/07, Pool# 318825..............        257
        214  8.00%, 4/15/07, Pool# 316441..............        223
        649  8.00%, 11/15/19, Pool# 312210.............        676
      4,993  6.00%, 11/20/25, Pool# 8717*..............      5,046
      9,986  6.00%, 11/20/25, Pool# 8746*..............     10,070
      5,000  6.00%, 1/20/26............................      5,053
Overseas Private Investment Corp.:
      1,441  5.55%, 1/13/97............................      1,441
                                                         ---------
  Total U.S. Government Agency                             140,077
                                                         ---------
U.S. TREASURY NOTES (32.8%):
     10,000  6.25%, 8/31/96 (b)........................     10,059
     15,000  6.88%, 10/31/96 (b).......................     15,191
     10,000  6.50%, 11/30/96 (b).......................     10,115
     20,000  6.50%, 5/15/97 (b)........................     20,340
      6,000  6.75%, 5/31/97 (b)........................      6,123
  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

U.S. TREASURY NOTES, CONTINUED:
     10,000  8.25%, 7/15/98 (b)........................  $  10,708
      7,000  7.13%, 10/15/98 (b).......................      7,337
     15,000  6.38%, 1/15/99 (b)........................     15,463
     10,000  6.38%, 7/15/99 (b)........................     10,339
     10,000  7.75%, 11/30/99 (b).......................     10,836
      1,000  8.88%, 5/15/00 (b)........................      1,135
      3,000  8.50%, 11/15/00 (b).......................      3,395
     10,000  7.50%, 11/15/01 (b).......................     11,021
     10,000  7.50%, 5/15/02 (b)........................     11,089
                                                         ---------
  Total U.S. Treasury Notes                                143,151
                                                         ---------
U.S. TREASURY STRIPS (0.6%):
      3,500  2/15/99...................................      2,974
                                                         ---------
  Total U.S. Treasury Strips                                 2,974
                                                         ---------
INVESTMENT COMPANIES (0.6%):
      2,511  Aquila Churchill Cash Reserves Money
               Market..................................      2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
  Total Investments, at value                              417,962
                                                         ---------
REPURCHASE AGREEMENT (4.6%):
     20,083  Lehman Brothers 5.96%, 1/2/96
               (collateralized by 20,625 various U.S.
               Government Agency securities, 0.00%,
               1/22/96-5/30/96, market value--
               $20,449)................................     20,083
                                                         ---------
  Total Repurchase Agreement                                20,083
                                                         ---------
  Total (Cost--$426,608)(a)                              $ 438,045
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $436,605.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  11,578
Unrealized depreciation....................................................       (141)
                                                                             ---------
Net unrealized appreciation................................................  $  11,437
                                                                             ---------
                                                                             ---------
      (b)  A portion of this security was loaned as of December 31, 1995.

        *  Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

CONTINUED

----
  6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
ASSET BACKED SECURITIES (9.1%):
      2,435  Advanta Mortgage Loan Trust, Series
               1994-4, Class A1, 8.55%, 11/25/12.......  $   2,520
      4,157  Aircraft Lease Portfolio Securitization,
               Series 1994-1, Class A2, 7.15%, 9/15/04,
               CMO.....................................      4,219
         14  Collateralized Mortgage Obligation Trust,
               Series 47, Class A, 9.00%, 7/1/14.......         14
      5,000  Ford Motor Credit Auto Loan, Master Trust,
               Series 1995-1, Class A, 6.50%,
               8/15/02.................................      5,143
      2,234  Green Tree Home Improvement Loan Trust,
               Series 1995-C, Class A, 6.20%,
               7/15/20.................................      2,237
      2,828  Independent National Mortgage Corp.,
               Series 1995-S, Class A1, 7.10%,
               1/15/26.................................      2,847
        411  Morgan Stanley Mortgage Trust, Series Y,
               Class 3, 8.95%, 3/1/16..................        420
      3,000  UCFC, Home Equity Loan, Series 1994-A,
               Class A2, 5.53%, 5/10/09................      2,971
        735  Union Federal Savings Bank Trust, Series
               1992-B, Class A, 4.90%, 4/15/98.........        729
                                                         ---------
  Total Asset Backed Securtities                            21,100
                                                         ---------
CORPORATE BONDS (20.7%):
Automotive (0.9%):
      2,000  General Motors Corp., 7.63%, 2/15/97......      2,043
                                                         ---------
Banking (1.4%):
      3,000  Fleet/Norstar Group, 8.13%, 7/1/04........      3,341
                                                         ---------
Finance (2.6%):
      3,000  International Lease Finance, 5.75%,
               12/15/99................................      2,993
      3,000  Metropolitan Life Surplus, 6.30%,
               11/1/03.................................      2,963
                                                         ---------
                                                             5,956
                                                         ---------
Foreign Banking (2.2%):
      5,000  Swedbank, 7.72%, 10/29/49*................      5,106
                                                         ---------
Health Care (0.9%):
      2,000  Meditrust, 7.60%, 7/15/01.................      2,068
                                                         ---------
Industrial (0.7%):
      1,430  Dupont, 8.50%, 2/15/03....................      1,589
                                                         ---------
Insurance (1.9%):
      4,000  Liberty Mutual Insurance, 8.20%, 5/4/07...      4,445
                                                         ---------
Multiple Industry (2.2%):
      5,000  Hanson Overseas BV, 6.75%, 9/15/05........      5,175
                                                         ---------
Retail (2.3%):
      2,000  Dayton Hudson Corp., 7.50%, 3/1/99........      2,088
      2,967  The Limited, Inc., 9.13%, 2/1/01..........      3,330
                                                         ---------
                                                             5,418
                                                         ---------
Securitites Brokers & Dealers (5.6%):
      4,000  Goldman Sachs, 6.38%, 6/15/00.............      4,035

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

CORPORATE BONDS, CONTINUED:
Securitites Brokers & Dealers, continued:
      2,000  Lehman Brothers Holdings, 7.63%,
               7/15/99.................................  $   2,075
      3,000  Lehman Brothers Holdings, 9.88%,
               10/15/00................................      3,431
      3,000  Lehman Brothers Holdings, 8.88%, 3/1/02...      3,341
                                                         ---------
                                                            12,882
                                                         ---------
  Total Corporate Bonds                                     48,023
                                                         ---------
U.S. GOVERNMENT AGENCIES (37.3%):
Federal Home Loan Mortgage Corp.:
      1,000  7.00%, 6/15/06, Series 1457, CMO..........      1,019
      1,350  7.50%, 8/1/08, Pool# G10117, Gold.........      1,388
      3,385  8.50%, 1/1/10, Pool# E00356, Gold.........      3,524
        295  7.00%, 8/1/10, Pool# E20187, Gold.........        301
      4,644  7.00%, 9/1/10, Pool# E00393, Gold.........      4,734
      1,872  7.25%, 4/15/18, Series 1254, CMO..........      1,878
      3,000  6.00%, 4/15/20, Series 1534...............      2,983
        908  8.00%, 7/1/20, Pool# A01047...............        940
      3,000  6.50%, 10/15/21, Series 1590, CMO.........      3,010
      2,000  6.50%, 1/15/22, Series 1573, CMO..........      2,007
      3,782  8.00%, 11/1/24, Pool# C00376, Gold........      3,921
      4,000  8.00%, 2/15/25, Series 1770, Gold.........      4,215
      4,380  8.50%, 5/1/25 ,Pool# C00399, Gold.........      4,572
      4,938  7.50%, 8/1/25,Pool# C00414, Gold..........      5,065
Federal National Mortgage Assoc.:
        500  8.00%, 9/25/04, CMO.......................        531
      1,000  6.75%, 12/25/04, CMO......................      1,015
      3,815  7.00%, 6/1/10, Pool# 312903...............      3,886
      3,773  7.76%, 10/25/23, Series 1994-6, Class F
               *.......................................      3,216
      2,740  8.00%, 5/1/24, Pool# 250066...............      2,839
      2,690  8.50%, 7/1/24, Pool# 250103...............      2,807
      3,308  7.50%, 10/1/24, Pool# 303031..............      3,390
        440  7.50%, 5/1/25, Pool# 293928...............        451
      1,773  8.50%, 5/1/25, Pool# 308499...............      1,849
      1,028  7.50%, 5/1/25, Pool# 311810...............      1,054
      2,596  8.50%, 6/1/25, Pool# 315277...............      2,708
      3,981  7.00%, 7/1/25, Pool# 290387...............      4,015
      2,994  7.00%, 10/1/25, Pool# 300778..............      3,020
Government National Mortgage Assoc.:
          3  10.50%, 4/15/98, Pool# 066627.............          3
         20  10.50%, 7/15/98...........................         21
          3  10.50%, 9/15/98...........................          4
         14  11.00%, 6/15/99, Pool# 110948.............         15
         12  11.00%, 3/15/00, Pool# 123750.............         13
          9  10.00%, 12/15/00..........................          9
         79  10.00%, 1/15/01, Pool# 145167.............         83
         79  10.00%, 1/15/01, Pool# 145328.............         84
         82  8.50%, 6/15/01, Pool# 137056..............         86
          9  9.00%, 6/15/01, Pool# 161443..............         10
         10  8.50%, 6/15/01, Pool# 162447..............         11
          4  9.00%, 6/15/01, Pool# 164431..............          5
         30  9.00%, 6/15/01, Pool# 166985..............         32
         22  9.00%, 7/15/01, Pool# 155822..............         23
        135  8.50%, 8/15/01, Pool# 164207..............        141

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc.:, continued:
         76  9.00%, 8/15/01, Pool# 173460..............  $      80
         15  9.00%, 9/15/01, Pool# 177121..............         16
          7  9.00%, 10/15/01, Pool# 177634.............          8
        148  9.00%, 10/15/01, Pool# 179852.............        156
         19  9.00%, 10/15/01, Pool# 185596.............         20
         28  9.00%, 11/15/01, Pool# 174365.............         29
          6  8.50%, 11/15/01, Pool# 183462.............          6
        152  9.00%, 11/15/01, Pool# 191819.............        160
        130  8.50%, 12/15/01, Pool# 199182.............        136
         23  9.00%, 1/15/02, Pool# 205001..............         24
        121  8.00%, 3/15/02............................        126
         97  8.00%, 3/15/02, Pool# 210065..............        101
        105  8.00%, 5/15/02, Pool# 180296..............        109
         77  8.00%, 5/15/02, Pool# 203042..............         80
        102  8.50%, 5/15/02, Pool# 213776..............        107
         77  9.00%, 8/15/02, Pool# 232424..............         82
        131  9.00%, 10/15/02, Pool# 246307.............        138
         22  9.00%, 11/15/02, Pool# 235553.............         23
         13  9.00%, 6/15/03, Pool# 247863..............         14
         88  8.50%, 10/15/04, Pool# 277469.............         92
        136  9.00%, 10/15/04, Pool# 281655.............        144
        139  8.50%, 11/15/04, Pool# 253471.............        146
        167  9.00%, 5/15/05, Pool# 288771..............        176
        175  9.00%, 8/15/05, Pool# 297031..............        184
         24  9.00%, 10/15/05, Pool# 292589.............         25
        106  9.00%, 11/15/05, Pool# 292610.............        112
         78  9.00%, 11/15/05, Pool# 299161.............         82
         91  9.00%, 12/15/05, Pool# 299569.............         96
        153  8.50%, 4/15/06, Pool# 307487..............        160
        271  7.50%, 5/15/07, Pool# 329528..............        280
        115  8.00%, 5/15/09, Pool# 385676..............        120
         31  8.00%, 8/15/09............................         32
        795  8.00%, 10/15/09, Pool# 380639.............        830
      3,598  8.50%, 11/15/17, Pool# 780086.............      3,790
      2,021  7.00%, 8/15/23, Pool# 352108..............      2,045
      2,992  7.00%, 9/15/25, Pool# 406434..............      3,029
      2,894  7.00%, 11/15/23, Pool# 352022.............      2,929
                                                         ---------
  Total U.S. Government Agencies                            86,565
                                                         ---------
  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
U.S TREASURY BONDS (6.4%):
      3,000  8.75%, 11/15/08 (b).......................  $   3,572
      9,000  8.13%, 8/15/19 (b)........................     11,311
                                                         ---------
  Total U.S Treasury Bonds                                  14,883
                                                         ---------
U.S. TREASURY NOTES (22.6%):
      7,000  6.75%, 2/28/97 (b)........................      7,121
      4,000  5.50%, 9/30/97 (b)........................      4,020
      3,500  5.13%, 3/31/98 (b)........................      3,495
      5,000  8.25%, 7/15/98 (b)........................      5,354
      5,200  7.13%, 10/15/98 (b).......................      5,450
      3,000  8.88%, 11/15/98 (b).......................      3,285
      5,000  6.00%, 10/15/99 (b).......................      5,118
      4,000  7.50%, 10/31/99 (b).......................      4,294
      8,000  7.50%, 11/15/01 (b).......................      8,817
      5,000  7.25%, 5/15/04 (b)........................      5,552
                                                         ---------
  Total U.S. Treasury Notes                                 52,506
                                                         ---------
U.S. TREASURY STRIPS (1.6%):
      2,000  2/15/99...................................      1,699
      3,000  5/15/03...................................      2,005
                                                         ---------
  Total U.S. Treasury Strips                                 3,704
                                                         ---------
INVESTMENT COMPANIES (0.0%):
         11  Aquila Churchill Cash Reserves Money
               Market..................................         11
                                                         ---------
  Total Investment Companies                                    11
                                                         ---------
  Total Investments, at value                              226,792
                                                         ---------
REPURCHASE AGREEMENT (1.6%):
      3,751  Lehman Brothers 5.96%, 1/2/96
               (collateralized by 3,850, Federal
               National Mortgage Assoc., 0.00% 2/2/96 -
               2/5/96, market value-- $3,828)..........      3,751
                                                         ---------
  Total Repurchase Agreement                                 3,751
                                                         ---------
  Total (Cost--$224,304)(a)                              $ 230,543
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $232,182.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   7,169
Unrealized depreciation.....................................................       (930)
                                                                              ---------
Net unrealized appreciation.................................................  $   6,239
                                                                              ---------
                                                                              ---------

      (b)  A portion of this security was loaned as of December 31, 1995.

        *  Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

CMO -- Collateralized Mortgage Obligation

SEE NOTES TO FINANCIAL STATEMENTS.

----
  8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
CORPORATE BONDS (0.1%):
Finance (0.1%):
       400  International Bank for Reconstruction &
              Development, MTN, 7.65%*, 2/28/97          $     409
                                                         ---------
  Total Corporate Bonds                                        409
                                                         ---------
U.S. GOVERNMENT AGENCIES (68.2%):
Federal Home Loan Bank:
     5,000  5.96%, 3/18/96*............................      4,940
       550  8.25%, 6/25/96.............................        557
Federal Home Loan Mortgage Corp.:
     5,000  7.35%, 3/9/98 (b)..........................      5,013
     7,270  7.50% 4/1/09...............................      7,483
     6,825  8.50%, 1/1/10..............................      7,106
       456  9.00%, 10/1/17.............................        481
       311  9.00%, 4/01/18.............................        327
     7,487  7.25%, 4/15/18.............................      7,513
        39  9.00%, 8/1/20..............................         40
        86  9.00%, 10/1/20.............................         91
        93  9.00%, 1/1/21..............................         98
        78  9.00%, 4/1/21..............................         82
       157  9.00%, 6/1/21..............................        164
       170  9.00%, 7/1/21..............................        179
       204  9.00%, 9/1/21..............................        214
       163  9.00%, 11/1/21.............................        171
        54  9.00%, 11/1/21.............................         56
       166  9.00%, 11/1/21.............................        175
       250  9.00%, 5/1/22..............................        262
       317  9.00%, 5/1/22..............................        333
     7,764  10.00%, 10/15/23...........................      8,710
    17,851  5.00%, 11/15/23............................     16,903
     6,595  8.50%, 5/1/24..............................      6,882
     6,129  8.50%, 7/1/24..............................      6,398
     9,600  7.50%, 9/1/24..............................      9,848
     9,455  8.00%, 11/1/24.............................      9,802
     3,115  7.50%, 5/1/25..............................      3,195
     6,443  7.50%, 6/1/25..............................      6,609
     9,358  8.00%, 6/1/25..............................      9,700
     4,989  8.00%, 9/1/25..............................      5,173
     4,985  7.00%, 9/1/25..............................      5,032
     9,964  7.50%, 10/1/25.............................     10,222
                      Federal National Mortgage Assoc.:
     5,000  6.05%, 6/23/98.............................      5,003
     8,000  6.00%, 6/25/09.............................      7,710
    10,000  6.25%, 2/25/13.............................      9,985
     5,183  7.50%, 6/1/14..............................      5,311
     4,039  7.50%, 7/1/14..............................      4,139
       219  10.00%, 10/1/16............................        238
       681  10.00%, 10/1/19............................        745
    10,000  7.00%, 5/25/20.............................     10,268
       383  10.00%, 7/1/20.............................        418
     1,039  10.00%, 11/1/21............................      1,138
       819  10.00%, 11/1/21............................        898

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc., continued:
     5,000  6.55%, 12/25/21............................  $   5,024
    10,785  6.50%, 2/17/23.............................     10,820
     9,432  7.76%, 10/25/23*...........................      8,041
     9,094  6.35%, 12/25/23............................      9,007
     5,042  7.00%, 1/25/24.............................      5,091
     4,980  7.00%, 8/1/25..............................      5,022
     4,009  7.50%, 9/1/25..............................      4,109
       978  7.50%, 9/1/25..............................      1,003
                   Government National Mortgage Assoc.:
         9  10.50%, 4/15/98............................         10
        51  10.00%, 9/15/00............................         54
        12  10.00%, 12/15/00...........................         13
        17  10.00%, 1/15/01............................         18
       116  8.50%, 6/15/01.............................        121
         9  8.50%, 7/15/01.............................         10
        12  9.00%, 9/15/01.............................         13
       118  9.00%, 9/15/01.............................        124
        91  9.50%, 9/15/01.............................         96
       109  8.50%, 11/15/01............................        114
        64  9.50%, 11/15/01............................         67
        96  8.50%, 12/15/01............................        100
       134  9.00%, 12/15/01............................        141
       121  8.00%, 3/15/02.............................        126
       286  9.00%, 5/15/03.............................        302
       219  9.00%, 6/15/05.............................        231
        94  9.00%, 8/15/05.............................         99
        52  9.00%, 9/15/05.............................         54
        88  9.00%, 9/15/05.............................         93
        97  8.00%, 7/15/06.............................        100
        42  7.50%, 7/15/07.............................         43
        99  8.00%, 8/15/07.............................        103
       109  8.00%, 8/15/07.............................        113
       477  7.50%, 12/15/07............................        493
        73  9.00%, 11/15/08............................         77
       120  9.00%, 4/15/09.............................        127
        28  9.00%, 5/15/09.............................         30
        16  9.50%, 7/15/09.............................         17
       195  9.50%, 9/15/09.............................        209
        51  9.50%, 10/15/09............................         55
        50  11.00%, 11/15/09...........................         56
        24  12.00%, 8/15/13............................         27
         2  12.00%, 4/15/15............................          2
        13  11.00%, 6/15/15............................         15
       103  9.00%, 5/15/16.............................        109
       151  9.00%, 6/15/16.............................        160
        19  9.50%, 7/15/16.............................         20
       140  9.00%, 7/15/16.............................        147
       102  9.50%, 8/15/16.............................        110
       183  9.00%, 9/15/16.............................        194
        33  9.50%, 1/15/17.............................         36
       355  9.00%, 2/15/17.............................        375

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
       309  9.00%, 6/15/17.............................  $     326
        46  9.50%, 8/15/17.............................         49
        83  9.50%, 8/15/17.............................         89
        29  9.00%, 8/15/17.............................         31
       120  9.00%, 6/15/18.............................        127
       115  9.50%, 8/15/18.............................        122
        34  9.00%, 10/15/18............................         36
       204  9.50%, 12/15/18............................        218
         6  9.00%, 10/15/19............................          6
        76  9.00%, 11/15/19............................         80
        79  9.00%, 1/15/20.............................         84
       100  9.00%, 2/15/20.............................        105
       126  9.00%, 3/15/20.............................        134
       108  9.50%, 9/15/20.............................        115
       109  9.50%, 12/15/20............................        117
       414  9.00%, 6/15/21.............................        437
        45  7.50%, 2/15/22.............................         46
       734  8.00%, 7/15/22.............................        764
       834  7.50%, 8/15/22.............................        858
        47  7.00%, 10/15/22............................         48
       243  7.00%, 11/15/22............................        246
        45  7.00%, 12/15/22............................         45
       266  7.00%, 1/15/23.............................        269
        45  7.00%, 1/15/23.............................         45
       424  7.00%, 1/15/23.............................        429
       505  7.00%, 1/15/23.............................        511
       530  7.00%, 1//15/23............................        536
        52  7.00%, 3/15/23.............................         53
       910  7.00%, 5/15/23.............................        921
       830  7.00%, 5/15/23.............................        840
       350  6.50%, 5/15/23.............................        347
       819  7.00%, 5/15/23.............................        829
        69  7.00%, 5/15/23.............................         70
       725  7.00%, 5/15/23.............................        734
        63  6.50%, 6/15/23.............................         63
        69  6.50%, 6/15/23.............................         68
       100  6.50%, 6/15/23.............................         99
       460  6.50%, 6/15/23.............................        457
       280  7.00%, 7/15/23.............................        283
       230  7.00%, 7/15/23.............................        233
       687  7.00%, 7/15/23.............................        695
       275  6.50%, 7/15/23.............................        273
       536  7.00%, 7/15/23.............................        542
        38  7.00%, 7/15/23.............................         39
       565  7.00%, 7/15/23.............................        572
       887  7.00%, 7/15/23.............................        898
        27  7.00%, 7/15/23.............................         27
       370  7.00%, 7/15/23.............................        375
       918  7.00%, 7/15/23.............................        929
       345  6.50%, 8/15/23.............................        343
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
       186  6.50%, 8/15/23.............................  $     185
       321  6.50%, 8/15/23.............................        319
       261  6.50%, 8/15/23.............................        259
       726  6.50%, 8/15/23.............................        721
       496  6.50%, 8/15/23.............................        493
        59  6.50%, 9/15/23.............................         58
       803  6.50%, 9/15/23.............................        798
       469  6.00%, 10/15/23............................        456
     4,782  8.00%, 10/15/23............................      4,979
       449  6.00%, 10/15/23............................        437
       235  6.50%, 10/15/23............................        233
        35  6.00%, 10/15/23............................         34
        23  6.50%, 11/15/23............................         23
       715  6.50%, 11/15/23............................        710
        38  6.50%, 12/15/23............................         38
       731  6.50%, 12/15/23............................        726
       152  6.50%, 12/15/23............................        151
       997  6.50%, 12/15/23............................        990
       157  6.50%, 12/15/23............................        156
       900  6.50%, 1/15/24.............................        894
       416  6.50%, 2/15/24.............................        413
       335  6.50%, 2/15/24.............................        332
       384  6.50%, 2/15/24.............................        381
       190  6.50%, 2/15/24.............................        189
     1,277  6.50%, 2/15/24.............................      1,268
    24,420  6.50%, 2/15/24.............................     24,250
       752  7.50%, 6/15/24.............................        773
       102  7.50%, 6/15/24.............................        105
       484  8.00%, 9/15/24.............................        505
     4,729  8.00%, 9/15/24.............................      4,926
                                                         ---------

  Total U.S. Government Agencies                    293,498
                                                  ---------
U.S TREASURY BONDS (12.3%):
    5,000  7.25%, 5/15/16 (b)...................      5,706
    1,500  8.88%, 8/15/17 (b)...................      2,008
   15,000  8.13%, 8/15/19 (b)...................     18,852
      700  7.88%, 2/15/21 (b)...................        861
   25,000  6.25%, 8/15/23 (b)...................     25,717
                                                  ---------
  Total U.S. Treasury Bonds                          53,144
                                                  ---------
U.S. TREASURY NOTES (16.4%):
    7,000  6.00%, 11/30/97 (b)..................      7,100
    8,000  8.25%, 7/15/98 (b)...................      8,566
    1,800  8.88%, 11/15/98 (b)..................      1,971
    5,000  7.50%, 10/31/99 (b)..................      5,367
   14,500  7.50%, 5/15/02 (b)...................     16,079
   20,000  6.38%, 8/15/02 (b)...................     20,991
   10,000  6.50%, 8/15/05 (b)...................     10,655
                                                  ---------
  Total U.S. Treasury Notes                          70,729
                                                  ---------

CONTINUED

----
 10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

SHARES OR
PRINCIPAL                SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------  -------------------------------------  ---------
INVESTMENT COMPANIES (0.6%):
     2,511  Aquila Churchill Cash Reserves Money
              Market...................................  $   2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
  Total Investments, at value                              420,291
REPURCHASE AGREEMENT (1.9%):
     8,178  Lehman Brothers 5.96%, 1/2/96
              (collateralized by 8,410 various U.S.
              Government Agency securities, 0.00%,
              1/8/96-6/7/96, market value-- $8,343)....      8,178
                                                         ---------
  Total Repurchase Agreement                                 8,178
                                                         ---------
  Total (Cost--$409,459)(a)                              $ 428,469
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $430,603.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  19,872
Unrealized depreciation....................................................       (862)
                                                                             ---------
Net unrealized appreciation................................................  $  19,010
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of December 31, 1995.

        *  Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

MTN           --

MTN        Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
CORPORATE BONDS (61.8%):
                                     Automotive (2.2%):
     10,000  General Motors Corp., 9.13%, 7/15/01......  $  11,388
                                                         ---------
                             Banking & Finance (28.1%):
      7,500  Advanta Mortgage Loan Trust, Series
               1995-1, 8.32%, 12/25/19.................      7,961
      6,651  Aircraft Lease Portfolio Securitization,
               Ltd., Series 94-1, Class A2, 7.15%,
               9/15/04.................................      6,751
      5,000  Associates Corp., MTN, 8.34%,
               11/25/99................................      5,431
      6,000  Associates Corp. N.A., 8.15%, 8/1/09......      7,035
      2,000  Avalon Properties, 7.38%, 9/15/02.........      2,058
      5,000  BankAmerica Corp., 9.50%, 4/1/01..........      5,781
      5,000  Banco Central Hispano, Cayman Islands,
               8.25%, 6/15/04..........................      5,500
      5,000  China International Trust & Investing,
               9.00%, 10/15/06.........................      5,663
      7,000  Fleet/Norstar Group, 8.125%, 7/1/04.......      7,796
      5,000  Ford Motor Credit Corp., 6.38%,
               10/06/00................................      5,075
      8,000  General Motors Acceptance Corp., 7.00%,
               3/1/00 (b)..............................      8,290
      1,236  Green Tree Financial Corp., 6.35%,
               11/15/19................................      1,238
      5,000  Kansalis-Osake Pankki, 9.75%, 12/15/98 .        5,525
      4,644  Olympic Automobile Receivables Trust, CMO,
               Series 1994 - A, 5.65%, 1/15/01.........      4,636
      4,506  Salton Sea Funding Corp., 6.69%,
               12/15/97................................      4,558
      5,000  Scotland International Finance, 8.80%,
               1/27/04.................................      5,762
     15,000  Sears Credit Account Trust, 8.65%,
               7/15/98.................................     15,413
      5,000  Security Pacific Corp., 11.00%, 3/1/01....      6,113
     17,000  Standard Credit Card Trust, Series 90,
               9.50%, 5/10/97..........................     18,012
      8,000  Taubman Realty Group, 7.00%, 10/1/03......      8,080
      3,000  Wellsford Residential Property, 7.25%,
               8/15/00.................................      3,075
      5,000  Wharf Capital International, Ltd., 8.88%,
               11/1/04.................................      5,406
                                                         ---------
                                                           145,159
                                                         ---------
                                    Industrial (10.8%):
      5,000  American Home Products Corp., 7.90%,
               2/15/05 (b).............................      5,619
      5,000  First Data Corp., 6.75%, 7/15/05..........      5,219
      5,000  Grace W.R. & Co., 8.00%, 8/15/04..........      5,419
      5,000  Laidlaw, Inc., 7.88%, 4/15/05.............      5,462
      5,000  Lockheed Corp., 5.65%, 4/1/97.............      5,000
      6,300  McDonnell Douglas Corp., 8.63%, 4/1/97....      6,520

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

CORPORATE BONDS, CONTINUED:
Industrial (10.8%), continued:
      5,000  Penske Truck Leasing, 8.25%, 11/1/99......  $   5,375
      6,000  Sun Co., Inc., 8.13%, 11/1/99.............      6,420
      5,000  Telekom Malaysia Berhad, 7.13%, 8/1/05....      5,281
      5,000  Tenneco, Inc., 10.00%, 8/1/98.............      5,475
                                                         ---------
                                                            55,790
                                                         ---------
                                      Insurance (2.2%):
      5,000  John Hancock, 7.38%, 02/15/24.............      4,994
      6,000  Massachusetts Mutual Life, 7.50%,
               3/1/24..................................      6,225
                                                         ---------
                                                            11,219
                                                         ---------
                                      Oil & Gas (1.9%):
      9,170  Centra Gas, Series 144A, 10.65%,
               12/1/10.................................      9,674
                                                         ---------
                     Security Brokers & Dealers (7.8%):
      5,000  Bear Stearns Co., 9.13%, 4/15/98..........      5,344
      5,000  Bear Stearns Co., 8.25%, 2/1/02...........      5,512
     10,000  Lehman Brothers Holdings, 8.88%, 3/1/02...     11,138
      5,000  Lehman Brothers Holdings, 11.63%,
               5/15/05.................................      6,675
      5,000  Lehman Brothers Holdings, 8.80%, 3/1/15...      5,687
      6,000  Morgan Stanley, 6.13%, 10/1/03............      5,940
                                                         ---------
                                                            40,296
                                                         ---------
                                        Tobacco (1.0%):
      5,000  Philip Morris, 7.25%, 1/15/03.............      5,256
                                                         ---------
                                 Transportation (5.8%):
      5,000  Canadian National Railway, 7.00%,
               3/15/04.................................      5,181
      5,000  Consolidated Freightways, 9.13%,
               8/15/99.................................      5,394
      5,000  Federal Express, 7.11%, 1/2/14............      5,153
      7,803  Northwest Air, Series 2, Class A, 9.25%,
               6/21/14.................................      9,286
      5,000  Royal Caribbean Cruises, 7.13%, 9/18/02...      5,088
                                                         ---------
                                                            30,102
                                                         ---------
                                      Utilities (2.0%):
      5,000  Columbia Gas System, 6.39%, 11/28/00......      5,069
      5,000  Tenaga Nasional Berhad, 7.88%, 6/15/04 .        5,494
                                                         ---------
                                                            10,563
                                                         ---------
  Total Corporate Bonds                                    319,447
                                                         ---------
U.S. GOVERNMENT AGENCIES (20.4%):
                                Federal Home Loan Bank:
     15,000  7.10%, 3/16/98............................     15,519

CONTINUED

----
 12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

U.S. GOVERNMENT AGENCIES, CONTINUED:
                      Federal National Mortgage Assoc.:
      3,000  8.63%, 9/10/96 (b)........................  $   3,066
      7,750  4.82%, 10/21/98...........................      7,610
     26,264  8.00%, 12/1/09............................     27,205
     14,774  7.50%, 9/1/25.............................     15,143
                      Federal Home Loan Mortgage Corp.:
     18,142  7.00%, 9/1/24.............................     18,311
      5,436  7.00%, 6/1/09.............................      5,540
      1,406  7.50%, 6/1/24.............................      1,442
      8,217  7.50%, 10/1/24............................      8,430
             Tennessee Valley Authority, Series 89 - F:
      3,000  8.25%, 11/15/96 (b).......................      3,071
                                                         ---------
  Total U.S. Government Agencies                           105,337
                                                         ---------
U.S TREASURY BONDS (8.3%):
     29,000  9.00%, 11/15/18 (b).......................     39,501
      2,500  8.13%, 8/15/21 (b)........................      3,161
                                                         ---------
  Total U.S Treasury Bonds                                  42,662
                                                         ---------
  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

U.S. TREASURY NOTES (7.9%):
      1,650  6.88%, 3/31/00 (b)........................  $   1,744
     10,000  7.88%, 8/15/01 (b)........................     11,168
     10,900  6.25%, 2/15/03 (b)........................     11,375
     15,000  7.25%, 8/15/04 (b)........................     16,685
                                                         ---------
  Total U.S. Treasury Notes                                 40,972
                                                         ---------
  Total Investments, at value                              508,418
                                                         ---------
REPURCHASE AGREEMENT (0.5%):
      2,631  Lehman Brothers 5.96%, 1/2/96
               (collateralized by 2,695 Federal
               National Mortgage Assoc., 0.00%,
               1/22/96, market value--$2,684)..........      2,631
                                                         ---------
  Total Repurchase Agreement                                 2,631
                                                         ---------
  Total (Cost--$473,215)(a)                              $ 511,049
                                                         ---------
                                                         ---------

------------

Percentages are based on net assets of $516,969

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  37,834
Unrealized depreciation....................................................
                                                                             ---------
Net unrealized appreciation................................................  $  37,834
                                                                             ---------
                                                                             ---------
      (b)  A portion of this security was loaned as of December 31, 1995.

MTN--Medium Term Note

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
MUNICIPAL BONDS (102.4%):
Alaska (5.2%):
     1,000  Anchorage, General Purpose, Series A,
              6.00%, 2/1/11, FGIC......................  $   1,054
     3,625  North Slope Boro, Series A, GO, 5.90%,
              6/30/03, MBIA............................      3,900
     3,000  North Slope Boro, Series A, GO, 0.00%,
              6/30/06, MBIA............................      1,773
     1,000  North Slope Boro, Series B, GO, 0.00%,
              1/1/02, MBIA.............................        759
     6,415  North Slope Boro, Series B, GO, 0.00%,
              6/30/04, FSA.............................      4,250
                                                         ---------
                                                            11,736
                                                         ---------
Arizona (5.2%):
     1,000  Arizona Educational Loan Marketing Corp.,
              7.30%, 9/1/03............................      1,078
     1,000  Arizona Educational Loan Marketing Corp.,
              7.35%, 9/1/04                                  1,076
       775  Arizona Educational Loan Marketing Corp.,
              7.38%, 9/1/05............................        832
     1,000  Arizona State Transportation Board, Excise
              Tax Revenue, 6.00%, 7/1/05, AMBAC........      1,100
     1,000  Maricopa County School District No. 4, Mesa
              United Series E, GO, 5.55%, 7/1/04,
              FGIC.....................................      1,029
     3,000  Maricopa County School District No. 11, GO,
              0.00%, 7/1/01, MBIA......................      2,346
     2,500  Maricopa County UNI School District No.
              097, Deer Valley, GO,5.10%, 7/1/06,
              FGIC.....................................      2,566
     1,500  Phoenix Airport Revenue, Series D, AMT,
              6.00%, 7/1/06............................      1,642
                                                         ---------
                                                            11,669
                                                         ---------
California (4.8%):
     1,250  California Housing Finance Agency Revenue,
              Series G, AMT, 5.70%, 8/1/07.............      1,269
     2,000  California Pollution Control Financing
              Authority, Resource Recovery Revenue,
              7.15%, 2/1/11............................      2,201
     1,000  Rancho Water District Financing Authority
              Revenue, 6.50%, 11/1/05, FGIC............      1,140
     5,000  Sacramento Municipal Utilities, 5.40%*,
              11/15/06.................................      5,185
     1,000  San Francisco City & County Airports,
              Common International Airport Revenue,
              6.30%, 5/1/11, AMBAC.....................      1,078
                                                         ---------
                                                            10,873
                                                         ---------

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Colorado (8.3%):
     1,000  Adams County, School District No. 12, GO,
              6.75%, 12/15/07, MBIA....................  $   1,175
     3,290  Arapahoe County Capital Improvements,
              0.00%, 8/31/03...........................      2,063
     1,135  Arapahoe County School District No. 001,
              Englewood, GO, 0.00%, 11/1/09, CGIC......        555
     3,000  Housing Finance Authority, 0.00%, 9/1/14...      1,085
     3,260  Housing Finance Authority, Series A, 6.40%,
              8/1/06...................................      3,445
     1,440  Student Obligation Bond Authority, Student
              Loan Revenue, Series A-3, AMT, 7.25%,
              9/1/05...................................      1,547
     9,750  Denver City & County School District No. 1,
              Series A, 0.00%, 12/1/06.................      5,604
     1,000  El Paso County School District, Series B,
              6.35%, 12/15/06, MBIA....................      1,133
     2,210  Fort Collins Wastewater Utility Enterprise,
              Sewer Revenue, 5.25%, 12/1/07, FGIC......      2,274
                                                         ---------
                                                            18,881
                                                         ---------
Connecticut (0.5%):
     1,125  State Housing Finance Authority, GO, 7.00%,
              11/15/00.................................      1,200
                                                         ---------
District of Columbia (0.8%):
     1,000  District of Columbia, 5.25%, 12/1/02,
              FGIC.....................................      1,026
       875  District of Columbia, Series B, 5.40%,
              6/1/02, MBIA.............................        907
                                                         ---------
                                                             1,933
                                                         ---------
Florida (2.3%):
     1,000  Dade County Aviation Revenue, Series A,
              6.00%, 10/1/08, AMBAC....................      1,086
     2,000  Escambia County Housing Finance Authority,
              Multifamily Housing Revenue, 5.75%,
              4/1/04...................................      2,009
     1,000  Florida State Division Bond Finance
              Department General Services Revenue,
              5.13%, 7/1/07 FSA........................      1,018
     3,595  Osceola County Transportation Revenue,
              0.00%, 4/1/14, MBIA......................      1,213
                                                         ---------
                                                             5,326
                                                         ---------
Georgia (1.1%):
     1,000  Atlanta Airport Facilities Revenue, Series
              A, 6.50%, 1/1/07, AMBAC..................      1,137
     1,215  Columbus Water & Sewer Revenue, 6.30%,
              5/1/06, FGIC.............................      1,335
                                                         ---------
                                                             2,472
                                                         ---------

CONTINUED

----
 14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Hawaii (0.5%):
     1,000  Honolulu City & County, Series A, FSA
              5.60%, 4/1/07............................  $   1,062
                                                         ---------
Idaho (1.9%):
     1,050  Idaho Student Loan Marketing Assoc. Inc.,
              6.25%, 4/1/98, GSL.......................      1,067
       705  Idaho Student Loan Marketing Assoc. Inc.,
              5.88%, 4/1/99............................        711
     2,500  Idaho Student Loan Marketing Assoc. Inc.,
              6.40%, 10/1/99 , GSL.....................      2,571
                                                         ---------
                                                             4,349
                                                         ---------
Illinois (9.9%):
     1,000  Chicago Metro Water Reclamation District -
              Greater Chicago Capital Improvements, GO,
              7.25%, 12/1/12...........................      1,243
     3,245  Chicago Metro Water Reclamation District -
              Greater Chicago Capital Improvements, GO,
              6.25%, 12/1/14...........................      3,478
     3,045  Chicago Park District, GO, 6.35%, 11/15/08,
              MBIA.....................................      3,376
     1,450  Chicago Residual Revenue, 0.00%, 10/1/09,
              MBIA.....................................        586
     1,240  Evanston Residential Mortgage, 6.38%,
              1/1/09, AMBAC............................      1,323
     2,325  Harvey GO, 6.70%, 2/1/09, Asset Guaranty...      2,570
     2,095  Harvey Roadway Improvement Revenue, 6.40%,
              11/1/12, FGIC............................      2,277
        26  Illinois Health Facilities Authority,
              7.90%, 8/15/03...........................         27
       220  Illinois Health Facilities Authority
              Revenue, 7.90%, 8/15/03, MBIA............        261
       594  Illinois Health Facilities Authority
              Revenue, 7.90%, 8/15/03, MBIA............        608
     1,645  Illinois Health Facilities Authority
              Revenue, 6.13%, 11/15/07, MBIA...........      1,780
     1,180  Illinois Health Facility Authority, 5.60%*,
              1/1/16 LOC: LaSalle National Bank........      1,180
       800  Illinois Health Facilities Authority
              Revenue, First National Bank of Chicago,
              Evangelical Hospital Corp., 5.60%*,
              1/1/26...................................        800
     2,000  Kane County, Unit School District No. 304,
              Geneva, GO, 6.25%, 6/1/09, FGIC..........      2,222
     1,000  State of Illinois, GO, 6.25%, 12/1/01, LOC:
              First National Bank of Chicago...........      1,035
                                                         ---------
                                                            22,766
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Indiana (4.0%):
     1,000  Fort Wayne Hospital Authority, Parkview
              Memorial Hospital Project, Series A,
              7.50%, 11/15/11, FGIC....................  $   1,125
     2,000  Indiana Secondary Market for Education,
              Series A, 7.00%, 12/1/99, AMBAC..........      2,143
     1,750  Indiana Secondary Market for Education,
              5.55%, 12/1/05...........................      1,783
     1,000  Indiana State Vocational Technical College
              Building Facilities Fee, 6.50%, 7/1/07,
              AMBAC....................................      1,135
     2,895  Indianapolis Economic Development Revenue,
              AMT Knob in the Woods Project, 6.38%,
              12/1/04, FNMA............................      3,099
                                                         ---------
                                                             9,285
                                                         ---------
Iowa (1.4%):
     1,655  Iowa Finance Authority, Single Family
              Mortgage, Series F, 6.15%, 7/1/04,
              AMBAC....................................      1,712
     1,500  Iowa Student Loan Liquidity Corp., Student
              Loan Revenue, Series C, 6.50%, 12/1/99,
              AMBAC....................................      1,598
                                                         ---------
                                                             3,310
                                                         ---------
Kansas (1.1%):
     2,090  Kansas City, Single Family Mortgage, 0.00%,
              12/1/14..................................        732
     1,750  Wichita Hospital Revenue, 6.25%, 10/1/10,
              MBIA.....................................      1,898
                                                         ---------
                                                             2,630
                                                         ---------
Louisiana (0.1%):
       262  Lousiana Housing Agency Mortgage Revenue,
              7.80%, 12/1/09, GNMA.....................        294
                                                         ---------
Maryland (0.6%):
     1,150  Anne Arundel County, Series B, GO, AMT,
              7.70%, 3/15/06,..........................      1,289
                                                         ---------
Massachusetts (1.6%):
     2,000  Commonwealth of Massachusetts Consolidation
              Loans, Series B, GO, 5.38%, 7/1/07,
              MBIA.....................................      2,074
     1,465  Worcester, Series A, GO, 6.10%, 5/1/08,
              MBIA.....................................      1,596
                                                         ---------
                                                             3,670
                                                         ---------
Michigan (0.4%):
     1,000  Flint Hospital Building Authority, 5.60*,
              7/1/15, LOC: LaSalle National Bank.......      1,000
                                                         ---------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Minnesota (2.4%):
     1,500  Detroit Lakes Health Care Facilities
              Revenue, Connie Lee, Benedictine Health
              Systems, St. Mary's,6.00%, 2/15/12.......  $   1,570
     1,500  Northern Municipal Power Agency Minnesota
              Electric, Series A, 5.90%, 1/1/07,
              AMBAC....................................      1,610
     2,400  University of Minnesota, GO 4.80%,
              8/15/03..................................      2,452
                                                         ---------
                                                             5,632
                                                         ---------
Missouri (1.2%):
     1,600  Kansas City Industrial Development
              Authority, Multifamily Housing Revenue,
              News Apartment Project, Series A, 5.63%,
              7/1/05, FNMA.............................      1,641
     1,150  Warrensburg Public Facilities Authority
              Leasehold Revenue, 6.00%, 3/1/09, FGIC...      1,212
                                                         ---------
                                                             2,853
                                                         ---------
Montana (0.1%):
       265  Montana State Health Facilities Authority,
              Health Care Revenue, Master Loan Program,
              5.30%, 10/1/07...........................        269
                                                         ---------
Nebraska (1.5%):
     2,250  Nebraska Higher Education Loan Program,
              Series A-6, 5.90%, 6/1/03................      2,300
     1,165  Nebraska Public Power District Revenue,
              6.00%, 1/1/01, MBIA......................      1,254
                                                         ---------
                                                             3,554
                                                         ---------
Nevada (2.1%):
       500  State Municipal Bond Bank Project, 5.00%,
              11/1/06..................................        509
     1,000  State Municipal Bond Bank Project, No.
              20-23-A, 7.00%, 7/1/01...................      1,088
     3,010  Washoe County School District, GO, 6.13%,
              8/1/07, MBIA.............................      3,228
                                                         ---------
                                                             4,825
                                                         ---------
New Hampshire (0.6%):
     1,225  New Hampshire Higher Education & Health
              Facilities Authority Revenue, Connie Lee,
              St, Joseph Hospital, 6.25%, 1/1/06.......      1,349
                                                         ---------
New Mexico (5.2%):
     1,000  Albuquerque, 6.50%, 7/1/11.................      1,092
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
     1,390  New Mexico Educational Assist Foundation,
              Student Loan Revenue Series A, AMT,
              6.45%, 4/1/99, AMBAC.....................  $   1,459
     2,410  New Mexico Educational Assist Foundation,
              Student Loan Revenue Series A, AMT,
              6.55%, 4/1/00, AMBAC.....................      2,556
     6,350  New Mexico Educational Assist Foundation,
              Student Student Loan Revenue Series A,
              AMT, 6.85%, 4/1/05, AMBAC................      6,850
                                                         ---------
                                                            11,957
                                                         ---------
New York (0.7%):
     1,500  New York State Medical Care Facilities,
              Financial Agency Revenue, 6.00%, 8/15/02,
              MBIA.....................................      1,633
                                                         ---------
Ohio (2.0%):
     1,000  Montgomery County Issue I, Series A, GO
              6.65%, 9/1/08............................      1,116
     3,500  Student Loan Funding Corp., Series C,
              5.50%, 12/1/01...........................      3,592
                                                         ---------
                                                             4,708
                                                         ---------
Oklahoma (0.5%):
     1,030  McAlester Oklahoma Public Works Authority,
              5.50%, 12/1/11, FSA......................      1,071
                                                         ---------
Oregon (1.7%):
     1,435  Port Portland Airport Revenue,
              International Airport, Series 7-A, 6.75%,
              7/1/09, MBIA.............................      1,598
     2,075  Washington County School District No. 088,
              GO, 6.10%, 6/1/05, FSA...................      2,287
                                                         ---------
                                                             3,885
                                                         ---------
Pennsylvania (4.6%):
     3,500  Allegheny County, 0.00%, 2/15/02, MBIA.....      3,592
     1,600  Dauphin County Industrial Development
              Authority Pollution Control Revenue,
              Three Mile Island Project, 6.00%, 1/1/08,
              MBIA.....................................      1,603
     2,750  Indiana County Industrial Development
              Authority Pollution Control Revenue, New
              York State Electric & Gas Corp., 6.00%,
              6/1/06, MBIA.............................      3,006
     2,350  Philadelphia Airport Revenue, Series A,
              5.50%, 6/15/05, AMBAC....................      2,450
                                                         ---------
                                                            10,651
                                                         ---------

CONTINUED

----
 16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Puerto Rico (0.7%):
     1,500  Puerto Rico Electric Power Authority, Power
              Revenue, Series W, 6.00%, 7/1/01, MBIA...  $   1,628
                                                         ---------
Rhode Island (0.9%):
     1,000  Rhode Island Housing & Mortgage Finance
              Corp., 6.10%, 10/1/05, MBIA..............      1,048
     1,000  Rhode Island Housing & Mortgage Finance
              Corp., 6.20%, 10/1/06, MBIA..............      1,058
                                                         ---------
                                                             2,106
                                                         ---------
South Dakota (1.4%):
     2,000  South Dakota Student Loan Assistance,
              7.63%, 8/1/06............................      2,092
     1,000  South Dakota Student Loan Assistance Corp.,
              AMT, 7.63%, 8/1/06, MBIA.................      1,069
                                                         ---------
                                                             3,161
                                                         ---------
Tennessee (0.5%):
     1,050  Chattanooga-Hamilton County, Hospital
              Authority, Hospital Revenue, Erlanger
              Medical Center, 5.63%, 10/1/09 FSA.......      1,105
                                                         ---------
Texas (12.0%):
     2,800  Austin Housing Finance Corp., Single Family
              Mortgage Revenue, 0.00%, 12/1/11, MBIA...      1,119
     1,000  Austin Utility Systems Revenue, 0.00%,
              5/15/08, MBIA............................        531
     5,000  Coastal Bend, 5.93%*, 11/15/13.............      5,134
     2,000  Grand Prairie Health Facilities, Dallas-Ft.
              Worth Medical Center Project, 6.50%,
              11/1/04, AMBAC...........................      2,238
     5,000  Harris County Capital Appreciation, Toll
              Road, GO Sub Lien -A, 0.00%, 8/15/03,
              MBIA.....................................      3,489
     1,650  Houston Housing Finance Corp., Single
              Family Housing Revenue, Series A, 5.35%,
              6/1/02, FSA..............................      1,700
     1,000  Northside Texas Independent School
              District, GO, 0.00%, 2/15/02.............        755
     3,000  Panhandle, Plains Texas Higher
              Education,5.55%, 3/15/05.................      3,010
     1,000  San Antonio Electric & Gas, Series B,
              7.00%, 2/1/09, FSA.......................      1,086
       250  Sherman Independent School District, GO,
              0.00%, 2/15/06...........................        151
     2,200  Texas A&M University, Permanent University
              Fund, 4.40%, 7/1/98......................      2,216
     1,455  Texas Health Facilities Development Corp.,
              Hospital Revenue, 6.25%, 8/15/12, MBIA...      1,556
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Texas, continued:
     1,230  Texas Housing Agency, Residential
              Development Revenue, AMT, Series D, GNMA,
              8.40%, 1/1/21............................  $   1,308
     3,500  Texas Municipal Power Agency Revenue,
              0.00%, 9/1/04, AMBAC.....................      2,302
     1,000  Texas Municipal Power Agency Revenue,
              6.10%, 9/1/08, MBIA......................      1,108
                                                         ---------
                                                            27,703
                                                         ---------
Utah (2.9%):
     2,000  Intermountain Power Agency, Power Supply
              Revenue, Series B, 6.50%, 7/1/09, MBIA...      2,238
     2,900  State Housing Finance Agency, 6.38%,
              7/1/12, AMBAC............................      2,986
     1,250  State Municipal Finance Corp., Local
              Government Revenue, 7.05%, 3/1/05, FSA...      1,369
                                                         ---------
                                                             6,593
                                                         ---------
Virginia (2.3%):
     2,000  Commonwealth of Virginia Housing
              Development Authority, Commonwealth
              Mortgage,
              Series A, AMT, 6.80%, 7/1/06, AMBAC......      2,132
     1,340  Commonwealth of Virginia Housing
              Development Authority, Commonwealth
              Mortgage, Series J, GO, 6.65%, 7/1/10....      1,397
     1,350  Commonwealth of Virginia Public School
              Authority, Series B, State Aid
              Withholding, 4.80%, 1/1/02...............      1,375
                                                         ---------
                                                             4,904
                                                         ---------
Washington (3.5%):
     1,500  Clark County School District No. 114,
              Evergreen, GO, 6.00%, 12/1/07, AMBAC.....      1,641
     5,000  Snohomish County, Public Utility District
              No. 001, Electric Revenue, 6.00%, 1/1/13,
              FGIC.....................................      5,197
     1,200  Washington State Public Power Supply,
              Series B, 5.60%, 7/1/07..................      1,235
                                                         ---------
                                                             8,073
                                                         ---------
West Virginia (2.1%):
    10,490  Kanawha-Putnam County, West Virginia,
              0.00%, 12/1/16...........................      3,329

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
     1,500  West Virginia State Hospital Finance
              Authority, Hospital Revenue, 5.13%,
              9/1/06, MBIA.............................  $   1,521
                                                         ---------
                                                             4,850
                                                         ---------
Wisconsin (1.2%):
     1,000  Pleasant Prairie Wisconsin, Industria
              Development, Revenue, Chicago Lock
              Project, Vrdn, 4/1/15, LOC: American
              National Bank............................      1,000
     1,395  Sweetwater County School District No. 2,
              Green River, 7.00%, 6/1/04, MBIA.........      1,619
                                                         ---------
                                                             2,619
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Wyoming (2.8%):
     4,000  Student Loan Corp., Student Loan Revenue,
              12/1/05*.................................  $   4,000
     2,500  Student Loan Corp., Student Loan Revenue,
              AMT, 11/21/05*...........................      2,500
                                                         ---------
                                                             6,500
                                                         ---------
  Total Municipal Bonds                                    235,374
                                                         ---------
INVESTMENT COMPANIES (0.0%):
    71,799  Provident Municash Tax-Free Money Market...         72
                                                         ---------
  Total Investment Companies                                    72
                                                         ---------
  Total (Cost--$226,108)(a)                              $ 235,446
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $229,945.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   9,380
Unrealized depreciation                                                             (42)
                                                                              ---------
Net unrealized appreciation.................................................  $   9,338
                                                                              ---------
                                                                              ---------

* Floating rate demand notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

AMBAC      Insured by American Muncipal Bond Assurance Corp.
AMT        Alternative Minimum Tax Paper
CGIC       Insured by Capital Guaranty Insurance Company
FGIC       Insured by Financial Guaranty Insurance Corp.
FNMA       Insured by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GSL        Guaranteed Student Loans
LOC        Collateralized by letters of credit issued by foreign or domestic banks or organizations
MBIA       Insured by Municipal Bond Insurance Association

SEE NOTES TO FINANCIAL STATEMENTS.

----
 18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
MUNICIPAL BONDS (99.4%):
Alaska (1.4%):
      1,680  Home Mortgage Revenue, 8.00%, 3/1/09......  $   1,837
         53  State Housing Finance Corp., 8.20%,
               12/1/97.................................         55
         50  State Housing Finance Corp., 8.25%,
               12/1/98, FHA............................         51
         45  State Housing Finance Corp., 8.25%,
               12/1/00, FHA............................         46
      1,000  State Housing Finance Corp.,
               7.65%,12/1/10...........................      1,056
        330  Juneau City & Boro Home Mortgage Revenue,
               8.00%, 2/1/09, FNMA.....................        362
                                                         ---------
                                                             3,407
                                                         ---------
Arizona (0.6%):
      2,385  Santa Cruz County, Union School District,
               GO, 0.00%, 7/1/07, AMBAC................      1,333
                                                         ---------
Arkansas (4.7%):
        980  Development Finance Authority, Single
               Family Mortgage Revenue, Series 89 - A,
               7.75%, 4/1/21, GNMA.....................      1,034
      2,735  State Development Finance Authority,
               8.00%, 8/15/11, FHA.....................      2,997
      3,650  State Development Finance Authority,
               Series 0.0%, 12/1/11....................      1,130
        130  State Development Finance Authority,
               Single Family Mortgage Revenue, 7.70%,
               12/1/14, FHA............................        137
        207  Drew County Public Facilities Board,
               Single Family Mortgage Revenue, 7.75%,
               8/1/11..................................        226
        468  Drew County Public Facilities Board,
               Single Family Mortgage Revenue, 7.90%,
               8/1/11, FNMA............................        519
        337  Jacksonville Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.75%, 1/1/11..................        375
        684  Jacksonville Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.90%, 1/1/11, FNMA............        759
        384  Lonoke County Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.38%, 4/1/11..................        420
        785  Lonoke County Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.90%, 4/1/11, FNMA............        864
      1,721  Pope County Residential Housing Facilities
               Board, Single Family Mortgage Revenue,
               7.75%, 9/1/11, FHA......................      1,873

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
        307  Stuttgart Public Facilities Board, Series
               B, 7.75%, 9/1/11........................  $     338
        656  Stuttgart Public Facilities Board, Series
               B, 7.90%, 9/1/11, FNMA..................        729
                                                         ---------
                                                            11,401
                                                         ---------
California (4.1%):
         70  Housing Finance Agency, Single Family
               Mortgage Revenue, 7.45%, 8/1/11, FHA....         74
        680  Housing Finance Agency Revenue, Single
               Family Mortgage Revenue, 8.63%, 8/1/15,
               MBIA....................................        725
      1,055  Housing Finance Agency Revenue, Single
               Family Mortgage Revenue, 7.88%, 8/1/19,
               FHA.....................................      1,115
      2,000  Pollution Control Financing Authority,
               Resource Recovery Revenue, 7.15%,
               2/1/11..................................      2,201
        350  Rural Home Mortgage Finance, Authority
               Single Family Mortgage Revenue, 7.25%,
               12/1/24, GNMA...........................        376
      1,250  Fresno Multi-Family Mortgage Revenue,
               9.00%, 10/1/96..........................      1,254
      1,000  Los Angeles, Multi-Family Mortgage
               Revenue, Housing Earthquake
               Rehabilitation Projects - B, 5.85%,
               12/1/27, FNMA...........................      1,021
      2,000  Northern Transmission, Revenue, 5.50%,
               4/29/24, MBIA...........................      1,986
      1,020  Redondo Beach Redevelopment Agency, Series
               B, Residential Mortgage Revenue, 6.25%,
               6/1/11..................................      1,016
                                                         ---------
                                                             9,768
                                                         ---------
Colorado (18.7%):
         75  Adams County Single Family Mortgage
               Revenue, 8.25%, 11/1/07, GNMA...........         77
      1,000  Aurora Saddle Rock Golf Course Project,
               5.70%, 12/1/05..........................      1,015
      4,625  Aurora Single Family Mortgage Revenue,
               Series A, 7.30%, 5/1/10.................      5,004
      1,645  Aurora Single Family Mortgage Revenue,
               Series B, 7.50%, 5/1/11.................      1,784
      1,000  Aurora Single Family Mortgage Revenue,
               Prerefunded Balance, 0.00%, 9/1/15......        301
      2,430  Brush Creek Metropolitan District, GO,
               6.70%, 11/15/09.........................      2,603
      1,410  Central City, Water Utility Improvements,
               GO, 7.40%, 12/1/07......................      1,649

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
        400  Central City, Water Utility Improvements,
               GO, 8.63%, 9/15/11......................  $     426
        655  Central City, Water Utility Improvements,
               GO, 7.50%, 12/1/12......................        770
      2,000  Denver City & County Airport Revenue,
               Series C, 5.50%, 11/15/16...............      1,914
      1,250  Eagle's Nest Metropolitan District , GO,
               6.50%, 11/15/17.........................      1,277
        361  El Paso County, Home Mortgage Collateral,
               Series C, 8.30%, 9/20/18, GNMA..........        401
      1,350  El Paso County, Single Family Mortgage
               Revenue, 0.00%, 9/1/15..................        460
      1,445  Englewood Multi-Family Mortgage Revenue,
               Housing Mark Apartments, Series B,
               6.00%, 12/15/18.........................      1,430
        500  Housing Finance Authority, Single Family
               Mortgage Revenue, Series A, GO, 6.50%,
               12/1/02.................................        514
        705  Housing Finance Authority , Single Family
               Mortgage Revenue, Series D, 5.75%,
               12/1/03.................................        714
        965  Housing Finance Authority, Single Family
               Mortgage Revenue, Series E, 6.25%,
               12/1/09.................................      1,002
        205  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B-2, 7.25%,
               8/1/11, FHA.............................        220
      1,035  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B, 6.13%,
               5/1/13, FHA.............................      1,063
        750  Housing Finance Authority , Single Family
               Mortgage Revenue, Series D-2, 7.10%,
               6/1/14..................................        827
      1,725  Housing Finance Authority , Single Family
               Program, Series A, 6.80%, 8/1/14........      1,805
        600  Housing Finance Authority, Single Family
               Mortgage Revenue, Series A, 0.00%,
               9/1/14, FHA.............................         83
      1,245  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B2, 7.50%,
               12/1/16.................................      1,407
      1,000  Housing Finance Authority, Single Family
               Mortgage Revenue, Series C-2, 7.45%,
               6/1/17..................................      1,119
        555  Housing Finance Authority, Single Family
               Mortgage Revenue, Series D-1, 6.60%,
               8/1/17..................................        566
        305  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B-2, 6.90%,
               8/1/17..................................        319
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
        190  Housing Finance Authority, Single Family
               Mortgage Revenue, Series C, 8.75%,
               9/1/17..................................  $     200
        965  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B, 7.50%,
               11/1/24.................................      1,079
      1,000  Housing Finance Authority, Single Family
               Mortgage Revenue, Series B-1, 7.90%,
               12/1/25.................................      1,143
      2,000  Housing Finance Authority, Single Family
               Mortgage Revenue, Series D-1, 7.38%,
               6/1/26..................................      2,212
      2,460  Housing Finance Authority, Multi-Family
               Mortgage Revenue, 6.00%, 10/1/25........      1,980
        875  Housing Finance Authority, Multi-Family
               Mortgage Revenue, 9.00%, 10/1/25........        883
        385  Housing Finance Authority, Series A, GO,
               6.90%, 5/1/01...........................        414
      3,000  Housing Finance Authority, 0.00%,
               9/1/14..................................      1,085
      1,590  Jefferson County, Single Family Revenue,
               Series A, 8.88%, 10/1/13, MBIA..........      1,742
      1,500  Mesa County Residual Revenue, 0.00%,
               12/1/11.................................        638
        400  Mountain Village Metropolitan District,
               Sanmiguel County, 7.95%, 12/1/03........        444
      1,980  Mountain Village Metropolitan District,
               San Miguel County, 8.10%, 12/1/11.......      2,227
        500  Telluride Housing Authority, Shandoka
               Apartments Project, 7.50%, 6/1/12.......        519
        165  Telluride Housing Authority, Shandoka
               Apartments Project, 7.25%, 6/1/08.......        171
      1,500  Telluride Housing Authority, Shandoka
               Apartments Project, 7.50%, 6/1/23.......      1,528
                                                         ---------
                                                            45,015
                                                         ---------
Delaware (0.1%):
        270  State Housing Authority, 7.60%,12/1/19....        285
                                                         ---------
Florida (7.3%):
      1,250  Brevard County Housing Finance Authority,
               Family Mortgage Revenue, 6.13%, 9/1/09,
               GNMA....................................      1,281
      1,820  Clay County, Housing Financial Authority,
               Single Family Mortgage Revenue, 6.20%,
               9/1/11..................................      1,881
         60  Duval County Housing Finance Authority,
               Single, Family Mortgage Revenue, Series
               C, 7.30%, 9/1/15, GNMA..................         63

CONTINUED

----
 20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Florida, continued:
      3,650  Duval County Housing Finance Authority,
               Single Family Mortgage Revenue, 7.35%,
               7/1/24, GNMA............................  $   3,913
        605  Housing Finance Agency, Ownership Mortgage
               Revenue, Series G-2, 7.50%, 9/1/14,
               GNMA....................................        644
      1,000  Leon County, Housing Finance Authority,
               Series B, 7.30%, 1/1/28.................      1,129
        940  Manatee County, Housing Finance Authority,
               Mortgage Revenue - Subseries 1, 8.38%,
               5/1/25..................................      1,073
      2,555  Palm Beach County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series A, 6.38%, 10/1/06,
               GNMA....................................      2,703
      1,205  Pinellas County,Housing Finance Authority,
               Single Family Mortgage Revenue, 6.25%,
               8/1/12, GNMA............................      1,247
      1,000  Pinellas County,Housing Finance Authority,
               Single Family Mortgage Revenue,
               Multi-County, Series A, 6.35%, 2/1/17,
               GNMA....................................      1,041
      2,625  St. John's River Mangement District, Land
               Aquisition Revenue, 5.10%, 7/1/08.......      2,668
                                                         ---------
                                                            17,643
                                                         ---------
Georgia (1.6%):
      2,500  Cobb County, Housing Authority, Series B,
               9.00%, 10/1/10..........................      2,613
      1,095  De Kalb County Housing Authority, Single
               Family Mortgage Revenue, 7.65%, 6/1/18,
               GNMA....................................      1,169
                                                         ---------
                                                             3,782
                                                         ---------
Idaho (0.0%):
         50  Housing Agency, 6.35%, 7/1/11.............         51
                                                         ---------
Illinois (4.9%):
      5,890  Addison Alton, Granite County, 0.00%,
               7/1/11..................................      2,277
        355  Aurora Kane County, 8.05%, 9/1/25.........        399
        215  Aurora Kane and Du Page Counties, Single
               Family Revenue Mortgage, Series A,
               7.95%, 10/1/25..........................        237
      4,595  Bolingbrook, Mortgage Revenue, Series 1,
               0.00%, 1/1/11...........................      1,576
        990  Danville, Single Family Mortgage Revenue,
               7.30%, 11/1/10..........................      1,030
      3,530  Freeport, Single Family Mortgage Revenue,
               0.00%, 8/1/10...........................      1,089
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
      2,400  Health Facilities Authority Revenue,
               Evangelical Hospitals Corp., Series A,
               1/1/26*.................................  $   2,400
        245  Housing Development Authority, Residential
               Mortgage Revenue, Series A, 7.35%,
               8/1/10..................................        259
      4,685  Moline Single Family Mortgage Revenue, 92
               Sub-Series 1, 0.00%, 5/1/02.............      1,577
        700  Quincy Single Family Mortgage Revenue,
               6.88%, 3/1/10...........................        751
        120  Rock Island Residential Mortgage Revenue,
               7.70%, 9/1/08...........................        129
                                                         ---------
                                                            11,724
                                                         ---------
Indiana (1.5%):
        375  Anderson Economic Development,
               Multi-Family Revenue, 9.00%, 6/1/7......         94
        760  State Housing Finance Authority,
               Collateralized Home Mortgage Revenue,
               Series E-2, 7.95%, 7/1/10, GNMA.........        776
      2,500  Marion County Hospital, Authority Hospital
               Facilities Revenue, 6.50%, 9/1/13.......      2,652
                                                         ---------
                                                             3,522
                                                         ---------
Iowa (2.1%):
        650  Davenport Home Ownership Mortgage Revenue,
               7.90%, 3/1/10...........................        705
      2,535  Finance Authority, Single Family Mortgage
               Revenue, Series C, 6.40%, 7/1/19,
               GNMA....................................      2,620
        775  Finance Authority, Single Family Mortgage
               Revenue, 7.90%, 11/1/22.................        818
        960  Salix Pollution Control Revenue, Iowa-
               Illonois Gas & Electric Project, 5.75%,
               6/1/03..................................        968
                                                         ---------
                                                             5,111
                                                         ---------
Kansas (3.9%):
        875  Ford County, Single Family Mortgage
               Revenue, 7.90%, 8/1/10..................        957
      2,250  Johnson County, Single Family Mortgage
               Revenue, 7.10%, 5/1/12..................      2,469
        750  Labette County, Single Family Mortgage
               Revenue, 8.40%, 12/1/11.................        820
        705  Reno County, Single Family Mortgage
               Revenue, 8.70%, 9/1/11..................        757
      2,400  Reno and Labette County, Single Family
               Revenue, 0.00%, 12/1/15.................        789

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
        965  Sedwick County, Single Family Revenue,
               8.20%, 5/1/14...........................  $   1,083
        465  Sedwick and Shawnee County, Single Family
               Revenue, 7.80%, 5/1/14..................        518
        450  Sedwick and Shawnee County, Single Family
               Revenue, 8.05%, 5/1/14..................        502
        470  Sedwick and Shawnee County, Single Family
               Revenue, 7.80%, 11/1/24.................        530
        830  Wichita, Single Family Mortgage Revenue,
               7.10%, 9/1/09...........................        876
                                                         ---------
                                                             9,301
                                                         ---------
Louisiana (3.9%):
        900  Calcasieu Parish Public Transportation
               Authority, Series B, 0.00%, 5/1/13......        284
      1,045  Iberia Home Mortgage Authority, Series
               1993, 7.38%, 1/1/11.....................      1,136
         45  Housing Finance Agency, 7.00%, 9/1/04.....         45
        915  Housing Finance Agency, 9.38%, 2/1/15.....        946
      2,000  Louisiana Housing Finance Agency, Single
               Family Mortgage Revenue, Series C-2,
               6.45%, 6/1/27, MBIA.....................      2,066
      5,335  Public Facilities Authority, 0.00%,
               12/1/19.................................      1,418
      1,908  Public Facilities Authority, 8.45%,
               12/1/12.................................      2,052
        110  Public Facilities Authority, 7.50%,
               10/1/15.................................        121
        313  St. Mary Public Finance Authority, 7.63%,
               3/25/12.................................        347
        365  Shreveport Housing Authority, 6.10%,
               8/1/07..................................        375
        635  Shreveport Housing Authority, 6.13%,
               8/1/10..................................        643
                                                         ---------
                                                             9,433
                                                         ---------
Maine (0.8%):
        300  Housing Authority, Single Family Mortgage
               Revenue, 6.90%, 11/15/01................        317
      1,500  Skowhegan Pollution Control Revenue, Scott
               Paper Co. Project, 5.90%, 11/1/13.......      1,517
                                                         ---------
                                                             1,834
                                                         ---------
Massachusetts (0.7%):
        250  State Housing Finance Agency, 8.10%,
               8/1/23..................................        264
        395  State Housing Finance Agency, 7.00%,
               12/1/23.................................        406
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
        985  State Housing Finance Agency, 7.13%,
               6/1/25..................................  $   1,045
                                                         ---------
                                                             1,715
                                                         ---------
Michigan (2.2%):
      2,000  State Hospital Finance Authority Revenue,
               Mercy Mount Clemens Corp., 6.25%,
               5/15/11.................................      2,103
        645  State Housing Development Authority,
               7.65%, 12/1/12..........................        688
        880  State Housing Development Authority,
               7.70%, 12/1/16..........................        922
      1,395  State Housing Development Authority,
               7.50%, 6/1/15...........................      1,493
                                                         ---------
                                                             5,206
                                                         ---------
Minnesota (0.7%):
      2,950  Minneapolis Mortgage Revenue, 0.00%,
               10/1/12.................................        928
        750  State Housing Finance Agency, 4.55%,
               7/1/25..................................        738
                                                         ---------
                                                             1,666
                                                         ---------
Mississippi (1.7%):
      2,000  Home Corp., Single Family Revenue, 7.90%,
               3/1/25..................................      2,259
        800  Home Corp., Single Family Revenue, 7.10%,
               12/1/10.................................        833
        960  Higher Education, 6.05%, 9/1/07...........      1,001
                                                         ---------
                                                             4,093
                                                         ---------
Missouri (3.7%):
        670  Grandview Industrial Development
               Authority, 9.25%, 5/15/08...............        668
      2,295  Jackson County Industrial Devepoment
               Authority, 10.00%, 3/1/10...............      2,310
      1,000  Kansas City Port Authority Facilities
               Revenue, Riverfront Park Project, Series
               A, 5.75%, 10/1/99.......................      1,012
      1,000  Kansas City Port Authority Facilities
               Revenue, Riverfront Park Project, Series
               A, 5.75% 10/1/01........................      1,001
        185  State Housing Development Community,
               6.80%, 8/1/15...........................        191
      1,415  State Housing Development Community,
               7.38%, 8/1/23...........................      1,490
      2,000  State Housing Development Community,
               Single Family Homeowner Mortgage
               Revenue, 7.25%, 9/1/26..................      2,202
                                                         ---------
                                                             8,874
                                                         ---------

CONTINUED

----
 22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Montana (1.2%):
      1,570  Green Plaza Housing Inc., 10.43%,
               1/1/22..................................  $   1,650
      1,000  State Board Housing Revenue, 6.40%,
               12/1/12.................................      1,036
        120  State Board Housing Revenue, 7.00%,
               10/1/17.................................        125
                                                         ---------
                                                             2,811
                                                         ---------
Nebraska (0.5%):
        265  Finance Authority Single Family Revenue,
               6.35%, 3/15/06..........................        276
      5,540  Finance Authority Single Family Revenue,
               0.00%, 12/15/13.........................        944
                                                         ---------
                                                             1,220
                                                         ---------
Nevada (0.7%):
        430  Housing Division, 6.20%, 10/1/15..........        441
        880  Housing Development Authority, Series B-2,
               7.90%, 10/1/21..........................        916
        250  West Wendover Recovery District, 6.50%,
               12/1/09.................................        257
                                                         ---------
                                                             1,614
                                                         ---------
New Hampshire (0.1%):
        295  State Housing Finance Authority, Single
               Family Residential, Series A, 6.85%,
               1/1/25..................................        307
                                                         ---------
New Jersey (1.0%):
        655  State Higher Education Authority, 7.00%,
               7/1/05..................................        681
        710  State Housing and Mortgage Finance Agency,
               8.38%, 4/1/17...........................        755
        935  State Housing and Mortgage Finance Agency,
               7.38%, 10/1/17..........................        996
                                                         ---------
                                                             2,432
                                                         ---------
New Mexico (3.7%):
        540  Bernalillo County, 7.00%, 11/1/08.........        545
        460  Hobbs Single Family Mortgage Revenue,
               8.75%, 7/1/11...........................        504
        185  Las Cruces Housing Development Corp.,
               Multifamily Mortgage Revenue, Sub-Series
               B, 9.00%, 10/1/03.......................        192
      1,140  Las Cruces Housing Development Corp.,
               Multifamily Mortgage Revenue, Series A,
               6.40%, 10/1/19..........................      1,157
      2,065  Educational Assistant Funding, Student
               Loan Revenue, Sub-Series 1-B, 6.85%,
               12/1/05.................................      2,122
        105  Mortgage Financial Authority, Single
               Family Mortgage Revenue, 12.00%,
               7/1/11..................................        107
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
        430  Mortgage Financial Authority, Single
               Family Mortgage Revenue, Series A-2,
               6.85%, 7/1/12...........................  $     457
        325  Mortgage Financial Authority, Single
               Family Mortgage, Series A, 7.80%,
               3/1/21..................................        341
        445  Mortgage Financial Authority, Single
               Family Mortgage Program, Series A-2,
               7.80%, 9/1/21...........................        468
      1,845  Mortgage Finance Authority, 6.90%,
               7/1/24..................................      1,948
      1,000  Mortgage Financial Authority, Single
               Family Mortgage Program, Series H,
               6.45%, 7/1/25...........................      1,026
                                                         ---------
                                                             8,867
                                                         ---------
New York (1.9%):
      3,000  New York City, Series A, 6.25%, 8/1/08....      3,079
      1,395  State Mortgage Agency, Homeowner Mortgage
               Revenue, Series U, 7.75%, 10/1/23.......      1,487
                                                         ---------
                                                             4,566
                                                         ---------
North Dakota (0.9%):
        745  State Housing Financial Agency Single
               Family Mortgage Revenue, Series A 8.38%,
               7/1/19..................................        791
      1,375  State Housing Financial Agency Single
               Family Mortgage Revenue, Series A 8.38%,
               7/1/21..................................      1,451
                                                         ---------
                                                             2,242
                                                         ---------
Ohio (1.8%):
        290  Housing Financial Agency, Single Family
               Mortgage Revenue, Series A, 7.15%,
               3/1/01, GNMA............................        306
        975  Housing Financial Agency , Single Family
               Mortgage Revenue, Series D, 7.00%,
               9/1/11, GNMA............................      1,046
      1,115  Housing Financial Agency, Single Family
               Mortgage Revenue, Series D, 7.05%,
               9/1/16, GNMA............................      1,194
      1,680  Housing Financial Agency, Single Family
               Mortgage Revenue, Series A, 7.65%,
               3/1/29, GNMA............................      1,760
                                                         ---------
                                                             4,306
                                                         ---------
Pennsylvania (1.6%):
      2,805  Pittsburgh Urban Redevelopment Authority,
               Mortgage Revenue, Series A, 8.35%,
               10/1/14.................................      2,985

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
        790  Pittsburgh Urban Redevelopment Authority,
               Mortgage Revenue, Series C, 7.88%,
               12/1/16.................................  $     845
                                                         ---------
                                                             3,830
                                                         ---------
Puerto Rico (1.1%):
      2,500  Commonwealth Highway and Transit Authority
               Revenue, Series X, 5.20%, 7/1/03........      2,573
                                                         ---------
Rhode Island (1.4%):
      2,425  Housing & Mortgage Financial Corp.,
               Homeownership Opportunity, Series 1-A,
               8.25%, 10/1/22..........................      2,556
        835  Housing & Mortgage Financial Corp.,
               Homeownership Opportunity, AMT 3-C-1
               6.80%, 10/1/23..........................        859
                                                         ---------
                                                             3,415
                                                         ---------
South Carolina (0.9%):
      2,000  State Housing Authority, Single Family
               Mortgage Revenue, 7.00%, 7/1/11.........      2,045
                                                         ---------
South Dakota (0.7%):
        440  Housing Authority, Homeownership Mortgage
               Revenue, Series A, 7.05%, 5/1/11........        468
        400  Housing Authority, Single Family Mortgage
               Revenue, 6.80%, 5/1/12..................        423
        830  Student Loan, 7.63, 8/1/06................        887
                                                         ---------
                                                             1,778
                                                         ---------
Tennessee (2.1%):
        665  La Follette Housing Development Corp.,
               Westgate, Series A, 6.25%, 1/1/16, MBIA,
               FHA.....................................        683
        380  La Follette Housing Development Corp.,
               Westgate, Series A, 6.38%, 1/1/20, MBIA,
               FHA.....................................        390
      1,295  Memphis, Health, Educational and Housing
               Facilities Board, Multi-Family Mortgage
               Revenue, EdgewaterTerrace, 7.38%,
               1/20/27.................................      1,409
      1,030  Housing Development Agency, Homeownership
               Program, Series P, 7.70%, 7/1/16........      1,099
      1,370  Housing Development Agency, Homeownership
               Program, Issue V, 7.65%, 7/1/22.........      1,451
                                                         ---------
                                                             5,032
                                                         ---------
Texas (9.9%):
        200  Baytown Housing Finance Corp., Series A,
               8.13%, 9/1/11...........................        222
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Texas, continued:
      1,475  Beaumont Housing Finance Corp., 9.20%,
               3/1/12..................................  $   1,635
      1,765  Bexar County Housing Finance Corp., GO,
               0.00%, 3/1/15...........................        527
      2,500  Central Texas Housing Finance Corp.,
               Single Family Mortgage Revenue, 0.00%,
               9/1/16..................................        792
        770  El Paso Housing Finance Corp., Single
               Family Mortgage Revenue, Series A,
               8.75%, 10/1/11..........................        846
        970  El Paso Housing Finance Corp., Single
               Family Mortgage Revenue, 7.75%,
               9/1/19..................................      1,025
      1,185  Fort Worth Housing Finance Corp., 8.50%,
               10/1/11.................................      1,302
      1,910  Galveston Property Finance Authority,
               Single Family Mortgage Revenue, Series
               A, 8.50%, 9/1/11........................      2,108
      6,000  Harris County Flood Control District, GO,
               Series B, 0.00%, 10/1/06................      3,050
      1,000  Laredo Housing Finance Corp., Single
               Family Mortgage Revenue, 6.20%, 10/1/19,
               GNMA, FNMA..............................      1,023
        600  North Texas Higher Education Authority
               Inc., Student Loan Revenue, Series D,
               6.88%, 4/1/02, AMBAC....................        642
        800  Red River Authority Pollution Control,
               Southwestern Public Service Revenue,
               6.63%, 3/1/09...........................        802
        485  San Antonio Housing Corp., 9.50%,
               12/1/05.................................        487
        970  San Antonio Housing Finance Corp., Britt
               Oak Ltd. Project, Series 94, 9.75%,
               1/1/10..................................        981
      1,555  Southeast Texas Housing Finance Corp.
               Series A, 0.00%, 11/1/14................        506
     16,850  State Department of Housing and Community
               Affairs, Single Family Mortgage Revenue,
               0.00%, 3/1/15...........................      4,480
      1,950  Travis County Housing Finance Corp.,
               Single Family Mortgage Revenue, Series
               A, 6.25%, 4/1/19, GNMA, FNMA............      2,025
        225  Travis County Housing Finance Corp.,
               Single Family Mortgage Revenue, Series
               A, 7.00%, 12/1/11, GNMA, FNMA...........        239
      1,000  Winter Garden, 6.20%, 10/1/19.............      1,020
                                                         ---------
                                                            23,712
                                                         ---------

CONTINUED

----
 24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Utah (0.3%):
        110  State Housing Finance Agency, Single
               Family Mortgage Purchase, 8.50%,
               7/1/04..................................  $     115
        340  State Housing Finance Agency, Single
               Family Mortgage, Series A-1, 6.90%,
               7/1/12..................................        361
         70  State Housing Finance Agency, Single
               Family Mortgage, Series D-2, 7.00%,
               1/1/16..................................         73
        100  State Housing Finance Agency, Single
               Family Mortgage, Series C-2, 8.00%,
               7/1/21..................................        102
                                                         ---------
                                                               651
                                                         ---------
Vermont (0.1%):
        195  Housing Finance Agency, Single Family
               Mortgage Revenue, Series 2, 6.88%,
               5/1/25..................................        202
                                                         ---------
Virginia (0.3%):
        770  Virginia Beach Development Authority,
               Multi-Family Housing Revenue, Rental
               Weslyan Courts Apartments Project,
               Series B, 8.75%, 1/15/08................        770
                                                         ---------
Washington (0.2%):
        403  Skagit County, Housing Authority, Low
               Income Housing Assistance Revenue,
               Land-Sea Mar Project, 7.00%, 6/20/03,
               GNMA....................................        436
                                                         ---------
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  --------

MUNICIPAL BONDS, CONTINUED:
Wisconsin (0.2%):
        500  Housing and Economic Development
               Authority, Home Ownership Revenue,
               Series A, 7.00%, 9/1/09.................  $     525
                                                         ---------
Wyoming (4.2%):
        350  Community Development Authority, Single
               Family Mortgage Revenue, Series A,
               7.75%, 6/1/09, FHA......................        372
        255  Community Development Authority, Single
               Family Mortgage Revenue, Series A,
               6.88%, 6/1/14, FHA......................        264
        265  Community Development Authority, Single
               Family Mortgage Revenue, Series A,
               7.88%, 6/1/18, FHA......................        283
      1,500  Student Loan Corp., Student Loan Revenue,
               AMT 4.75%, 12/1/05*.....................      1,500
      7,650  Student Loan Corp., Student Loan Revenue,
               AMT 4.75%, 12/1/05*.....................      7,650
                                                         ---------
                                                            10,069
                                                         ---------
  Total Municipal Bonds                                    238,567
                                                         ---------
INVESTMENT COMPANIES (0.5%):
      1,201  Provident Tax-Free Money Market Fund......      1,201
                                                         ---------
  Total Investment Companies                                 1,201
                                                         ---------
  Total(Cost--$235,500)(a)                               $ 239,768
                                                         ---------
                                                         ---------

------------

Percentages indicated based on net assets of $240,324.

      (a)  Represents cost for financial reporting purposes and differs form cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $25. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   5,399
Unrealized depreciation.....................................................     (1,156)
                                                                              ---------
Net unrealized appreciation                                                   $   4,243
                                                                              ---------
                                                                              ---------

        *  Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates. The rate reflected in the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

AMBAC         --      Insured by American Municipal Bond Assurance Corp
FHA           --      Insured by Federal Housing Administration
FNMA          --      Insured by Federal National Mortgage Association
GNMA          --      Insured by Government National Mortgage Association
GO            --      General Obligation
MBIA          --      Insured by Municipal Bond Insurance Associaiton

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (98.2%):
Kentucky (98.2%):
        510  Clinton County School District Financial
               Corp., School Building Revenue, 6.10%,
               6/1/12...................................  $     540
        500  Eastern Kentucky University Revenues,
               6.20%, 5/1/04, AMBAC.....................        547
        500  Fayette County, School District Financial
               Corp., School Building Revenue, 6.00%,
               5/1/03...................................        534
        445  Hardin County, Hospital Revenue, Hardin
               Memorial Hospital, Series B, 5.00%,
               10/1/06, AMBAC...........................        450
        725  Jefferson County, Capital Projects Corp.,
               Revenue Refunding Lease, 6.10%,
               8/15/07..................................        778
        400  Jefferson County, Health Facilities
               Revenue, Jewish Hospital Healthcare
               Services Income, 6.00%, 5/1/01, AMBAC....        431
        500  Jefferson County, Health Facilities
               Revenue, Hospital Healthcare Services
               Income, 6.38%, 5/1/08, AMBAC.............        545
        500  Jefferson County, Hospital Revenue, Insured
               Alliant Health System Project C, 6.20%,
               10/1/04, MBIA............................        552
        500  Kenton County, Airport Board Revenue,
               Cincinnati/Northern Kentucky
               International Airport, Series A, 6.10%,
               3/1/04, FSA..............................        536
        400  Kenton County, Airport Board Revenue,
               Cincinnati/Northern Kentucky
               International Airport, Series A, 6.20%,
               3/1/05, FSA..............................        429
        500  Kenton County, Airport Board Revenue,
               Cincinnati/Northern Kentucky
               International Airport, Series B, 5.75%,
               3/1/07, FSA..............................        520
        500  Kenton County, Airport Board Revenue,
               Cincinnati/Northern Kentucky
               International Airport, Series B, 5.75%,
               3/1/08, FSA..............................        517
        750  Kenton County, School District Financial,
               Corp., School Building Revenue, 4.50%,
               7/1/99...................................        757
        325  Kenton County, School District Financial,
               Corp., School Building Revenue, 5.25%,
               7/1/07...................................        331
      2,000  Kentucky Development Financial Authority,
               Hospital Revenue, Refunding & Import
               State Elizabeth, MED-A, 6.00%, 11/1/10,
               FGIC.....................................      2,089

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
        500  Kentucky Higher Education Student Loan,
               Series C, 6.50%, 6/1/02, GSL.............  $     541
      1,705  Kentucky Higher Education Student Loan
               Corp., Series D, 7.00%, 12/1/06, GSL.....      1,852
        500  Kentucky Higher Education Student Loan
               Corp., Series A, 4.70%, 6/1/00, GSL......        499
        400  Kentucky Housing Corp., Housing Revenue,
               Series B, 5.85%, 7/1/00, FHA, VA, FMHA...        416
        275  Kentucky Housing Corp., Housing Revenue,
               Series B, 6.20%, 7/1/03, FHA, VA, FMHA...        289
        500  Kentucky Housing Corp., Housing Revenue,
               Series A, 5.10%, 1/1/02, FHA, VA, FNMA...        511
        500  Kentucky Housing Corp., Housing Revenue,
               Series A, 5.60%, 1/1/07, FHA, VA, FNMA...        510
        500  Kentucky Housing Corp., Housing Revenue,
               Series A, 5.50%, 1/1/06, FHA, VA, FNMA...        511
      1,450  Kentucky Housing Corp., Housing Revenue,
               Series B, 5.05%, 7/1/06, FHA, VA, FNMA...      1,464
      1,000  Kentucky Housing Corp., Housing Revenue,
               Series B, 5.15%, 7/1/07, FHA, VA, FMHA...      1,019
        500  Kentucky Infrastructure Authority Revenue,
               Revolving Fund Program, Series E, 6.50%,
               6/1/05...................................        547
        250  Kentucky Infrastructure Authority Revenue,
               Infrastructure Revolving Fund, Series G,
               6.10%, 6/1/02............................        272
        200  Kentucky Infrastructure Authority Revenue,
               Refunding Governmental Agencies Program,
               Series F, 4.50%, 2/1/01..................        200
        205  Kentucky Infrastructure Authority Revenue,
               Refunding Governmental Agencies Program,
               Series F, 4.60%, 2/1/02..................        206
      2,000  Kentucky State Property & Buildings Project
               No. 50, 6.00%, 2/1/10....................      2,157
      1,000  Kentucky State Property & Buildings
               Refunding Project No. 54, 5.10%,
               9/1/00...................................      1,034
        750  Kentucky State Turnpike Authority,
               Development Road Revenue Refunding,
               Revitalization Projects, 5.50%, 7/1/08,
               AMBAC....................................        791

CONTINUED

----
 26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
        750  Kentucky State Turnpike Authority Economic
               Development Road Revenue Refunding
               Revitalization Projects, 5.70%, 1/1/03...  $     797
      1,000  Kentucky State Turnpike Authority Economic
               Development Road Revenue Refunding
               Revitalization Projects, 5.63%, 7/1/10,
               AMBAC....................................      1,047
        500  Kentucky State Turnpike Authority Economic
               Development Road Revenue Refunding
               Revitalization Projects, 5.75%, 7/1/11,
               AMBAC....................................        527
        500  Kentucky State, Turnpike Authority
               Resource, Recovery Road Revenue, 6.63%,
               7/1/08...................................        570
      1,000  Kentucky State Turnpike Authority Resource,
               Recovery Road Revenue, 1985 Series A,
               6.00%, 7/1/09............................      1,001
        500  Kentucky State Turnpike Authority Resource,
               Recovery Road Revenue, Capital
               Appreciation Refunding, Series A, 0.00%,
               7/1/06...................................        275
        250  Kentucky State Turnpike Authority, Toll
               Road Revenue, 5.80%, 7/1/99..............        264
        500  Kentucky State University Revenue,
               Construction of Educational Buildings,
               Series G, 6.25%, 5/1/02, MBIA............        549
        500  Lexington, Fayette Urban County Government,
               Kentucky Sewer System Revenue, 6.35%,
               7/1/07, MBIA.............................        556
        200  Louisville & Jefferson County, Metropolitan
               Sewer District Revenue, 4.80%, 5/15/98,
               MBIA.....................................        204
        200  Louisville, Public Properties Corp., First
               Mortgage Revenue Refunding, 6.40%,
               12/1/07..................................        217
        310  Louisville, Water Revenue, 6.38%, 11/1/97..        324
        500  Louisville, Water Works Board, Water
               System, Louisville Water Co., 5.40%,
               11/15/04.................................        522
        500  Louisville, Water Works Board, Water
               System, Louisville Water Co., 5.63%,
               11/15/07.................................        519
      1,040  Louisville, Water Works Board, Water System
               Louisville Water Co., 5.75%, 11/15/09....      1,079
      1,000  McCracken County, Hospital Revenue
               Refunding, Mercy Health System, Series A,
               6.20%, 11/1/05, MBIA.....................      1,113
  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
      1,000  McCracken County, Hospital Revenue
               Refunding, Mercy Health Sytem, Series A,
               6.40%, 11/1/07, MBIA.....................  $   1,116
        200  Morehead State University, University
               Revenue, Housing & Dining System, Series
               M, 6.30%, 11/1/08, AMBAC.................        216
        500  Muhlenberg County, School District
               Financial Corp., School Building Revenue,
               Refunding 2nd Series, 5.85%, 8/1/10......        524
        250  Murray State University, Kentucky
               University Revenue, Series G, 2nd Series,
               5.60%, 5/1/07............................        259
        530  Northern Kentucky University Revenue,
               Construction of Educational Buildings,
               Series G, 6.10%, 5/1/06, AMBAC...........        576
        600  Perry County, School District Financial,
               Corp., School Building Revenue, 6.25%,
               7/1/09...................................        646
        250  Richmond Water, Gas & Sewer Revenue, 6.50%,
               6/1/99, MBIA.............................        269
        100  Shelby County School District Financial
               Corp., School Building Revenue, 6.25%,
               9/1/03...................................        110
        500  Shelby County School District Financial
               Corp., School Building Revenue, 6.50%,
               9/1/05...................................        555
        500  University of Kentucky Revenue, Community
               Colleges, Series F, 5.75%, 5/1/97........        512
        500  University of Kentucky Revenue, Community
               Colleges, Series F, 6.25%, 5/1/07........        526
        500  University of Louisville Revenue Refunding,
               Construction of Educational Buildings,
               Series I, 5.40%, 5/1/07..................        517
        500  University of Louisville Revenue Refunding,
               Construction of Educational Buildings,
               Series I, 5.40%, 5/1/08..................        512
        500  University of Louisville Revenue Refunding,
               Construction of Educational Buildings,
               Series I, 5.40%, 5/1/09..................        510
        985  Western Kentucky University Revenue
               Refunding, Construction of Educational
               Buildings, Series L 5.00%, 5/1/09........        983
        310  Western Kentucky University Revenue, Series
               I, 5.85%, 5/1/96.........................        312
        950  Winchester Utilities Revenue, 5.30%,
               7/1/09...................................        955
                                                          ---------
    Total Municipal Bonds                                    41,037
                                                          ---------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
INVESTMENT COMPANIES (0.7%):
        300  The One Group Municipal Money Market
               Fiduciary Class..........................  $     300
                                                          ---------
  Total Investment Companies                                    300
                                                          ---------
  Total (Cost--$40,081)(a)                                $  41,337
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $41,775.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................   $   1,256
Unrealized depreciation.....................................................
                                                                              -----------
Net unrealized appreciation.................................................   $   1,256
                                                                              -----------
                                                                              -----------

AMBAC             --  Insured by American Municipal Bond Assurance Corp.
FHA               --  Insured by Federal Housing Asssociation
FNMA              --  Insured by Federal National Mortgage Association
FMHA              --  Insured by Federal Metropolitan Housing Authority
FSA               --  Insured by Financial Security Assurance
MBIA              --  Insured by Municipal Bond Insurance Association
GSL               --  Guaranteed Student Loan
VA                --  Insured by Veterans Administration

SEE NOTES TO FINANCIAL STATEMENTS.

----
 28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (98.8%):
Massachusetts (1.1%):
      1,000  Commonwealth of Massachusetts, 6.75%,
               8/1/09, AMBAC............................  $   1,115
                                                          ---------
Missouri (1.2%):
      1,000  Missouri State Health, 6.40%, 6/1/10.......      1,135
                                                          ---------
Ohio (95.3%):
      2,000  Bexley, City School District, GO, 6.50%,
               12/1/16..................................      2,251
      1,000  Butler County, Hospital Facilities, 6.75%,
               11/15/10, FGIC...........................      1,118
      1,070  Capital Corporation for Housing, 5.60%,
               1/1/07...................................      1,104
      2,775  Clermont County, Waterworks, 6.63%,
               12/1/15, AMBAC...........................      3,157
      1,000  Cleveland, GO, 6.88%, 7/1/09, MBIA.........      1,108
      1,000  Cleveland, GO, 6.38%, 7/1/12, MBIA.........      1,093
        985  Cleveland, Airport System, 6.00%, 1/1/14,
               FGIC.....................................      1,041
      2,500  Cleveland, Public Power System, 6.40%,
               11/15/06, MBIA...........................      2,823
      1,850  Cleveland, Waterworks, 6.25%, 1/1/06,
               Series F-92B, AMBAC......................      2,012
      2,800  Cleveland, Waterworks, 6.50%, 1/1/11,
               AMBAC....................................      3,082
      1,225  Columbus, Municipal Airport No. 30-E-U, GO,
               6.20%, 4/15/04...........................      1,321
      1,000  Columbus, Series C, GO, 5.15%, 9/15/04.....      1,046
      1,000  Columbus, Sewer Improvements, GO, 6.75%,
               9/15/06..................................      1,134
      1,285  Columbus, Waterworks Enlargement No. 44,
               GO, 6.00%, 5/1/11........................      1,376
      1,000  Columbus, Waterworks Enlargement No. 44,
               GO, 6.00%, 5/1/12........................      1,071
      1,500  Cuyahoga County, Public Improvements, GO,
               6.70%, 10/1/10...........................      1,658
      1,000  Delaware County, Library District, GO,
               Public Improvements, 7.25%, 11/1/10......      1,150
      1,000  Delaware County, Sewer, GO, 5.60%,
               12/10/10.................................      1,035
      1,000  Fairfield County, Hospital Improvement,
               Lancaster-Fairfield Community Hospital,
               7.10%, 6/15/21...........................      1,152
      1,000  Franklin County, Hospital Revenue,
               Children's Hospital Project, Series A,
               6.50%, 5/1/07............................      1,090
      1,000  Franklin County, Hospital Revenue,
               Children's Hospital Project, Series A,
               6.60%, 11/01/11..........................      1,086
      1,000  Franklin County, Hospital Revenue,
               Riverside Hospital, Series B, 7.60%,
               5/15/20..................................      1,152

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
      1,000  Greene County, Water System, 6.85%,
               12/1/11, AMBAC...........................  $   1,138
      1,500  Hamilton County, Building Improvements &
               Refunding Museum, 6.50%, 12/1/09.........      1,634
      1,500  Hamilton City, Electric Systems, 6.13%,
               10/15/08, FGIC...........................      1,619
      1,265  Hamilton County, Hospital Facilities,
               Christ Hospital, Series B, 6.63%, 1/1/06,
               FGIC.....................................      1,392
      1,500  Hamilton County, Hospital Facilities,
               Bethesda Hospital, Series A, 6.25%,
               1/1/12...................................      1,574
      1,000  Hamilton County, Sewer System, Series A,
               4.30%, 12/1/98, FGIC.....................      1,009
        380  Hamilton County, Sewer System, 6.30%,
               12/1/01..................................        422
        620  Hamilton County, Sewer System, 6.30%,
               12/1/01, Callable 6/1/01 @ 102...........        679
      1,000  Hamilton, Waterworks, Utility Improvements,
               6.40%, 10/15/07, MBIA....................      1,091
      1,000  Hilliard, School District, GO, School
               Improvements, 5.35%, 12/1/04.............      1,045
      1,250  Housing Finance Agency Mortgage, 6.20%,
               9/1/14, GNMA.............................      1,297
      1,000  Kent State University, 6.45%, 5/1/12,
               AMBAC....................................      1,091
      2,000  Lakewood, Sanitation Sewer System, GO,
               6.40%, 12/1/11...........................      2,129
      2,000  Motgomery County, Sister of Charity Health
               Care, Series A, 6.50%, 5/15/08, MBIA.....      2,166
      1,000  North Royalton, GO, 7.50%, 12/1/11.........      1,143
      1,000  Northeast Regional Sewer District
               Wastewater, 6.50%, 11/15/08, AMBAC.......      1,123
      1,000  Ohio State University, 5.50%, 12/1/03......      1,063
      1,000  Ottawa County, GO, 7.00%, 9/1/11, AMBAC....      1,137
      1,000  Pickerington, Local School District, 7.00%,
               12/1/13, AMBAC...........................      1,141
      2,600  Portage County, Hospital Revenue, Robinson
               Memorial Hospital, 5.63%, 11/15/07,
               MBIA.....................................      2,746
      1,315  Portage County, Hospital Revenue, Robinson
               Memorial Hospital, 5.50% , 11/15/09,
               Callable 11/15/05 @ 102..................      1,361
      2,220  Rocky River, City School District, GO,
               6.90%, 12/1/11...........................      2,387
      1,000  Saint Mary's, Electric Systems Mortgage,
               7.15%, 12/1/10, AMBAC....................      1,134
      1,000  Sandusky, City School District, GO, 7.30%,
               12/1/10..................................      1,136

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands) (Unaudited)

  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
      1,000  Shaker Heights, City Schools, GO, 7.10%,
               12/15/10.................................  $   1,184
      1,000  Springfield, GO, 6.88%, 9/1/06, AMBAC......      1,144
      1,000  State, GO, 5.00%, 8/1/06...................      1,021
      1,000  State Building Authority, 7.35%, 4/1/09,
               Prerefunded 4/1/00 @ 102.................      1,142
      1,000  State Building Authority, Series A, 6.50%,
               10/1/01..................................      1,107
      1,000  State Building Authority, Series A, 5.75%,
               10/1/06, MBIA............................      1,075
      2,000  State Building Authority, Series A, 6.38%,
               6/1/07...................................      2,163
      1,165  State Building Authority, Series A, 6.50%,
               9/1/09, AMBAC............................      1,299
      2,000  State Building Authority, Series A, 6.13%,
               10/1/09..................................      2,153
      1,000  State Liquor Profits, 6.85%, 9/1/00........      1,109
      1,520  State Water Development Authority, 5.70%,
               6/1/08...................................      1,606
      1,000  State Water Development Authority,
               Pollution Control Facilities, 5.50%,
               12/1/09, MBIA............................      1,035
      1,000  Toledo, Sewer System, 7.38%, 11/15/10,
               MBIA.....................................      1,103
      1,000  University of Cincinnati, Series R2, 6.25%,
               6/1/09...................................      1,079
  SHARES
    OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

MUNICIPAL BONDS, CONTINUED:
Ohio, continued

      1,000  University of Cincinnati, 6.75%, 12/1/09,
               MBIA.....................................  $   1,129
      1,000  University of Cincinnati, 7.10%, 6/1/10....      1,113
      1,000  University of Cincinnati, 7.00%, 6/1/11....      1,130
      1,000  Westerville, Minerva Park & Blendon Joint
               Township, 6.80%, 9/15/06, AMBAC..........      1,137
      2,750  Westerville, Minerva Park & Blendon Joint
               Township, 7.00%, 9/15/12, AMBAC..........      3,123
      1,000  Worthington, City School District, GO,
               7.45%, 12/1/12, MBIA.....................      1,138
                                                          ---------
                                                             92,707
                                                          ---------
Washington (1.2%):
      1,000  State, GO, Series A, 6.25%, 2/1/11               1,118
                                                          ---------
  Total Municipal Bonds                                      96,075
                                                          ---------
INVESTMENT COMPANIES (0.5%):
        100  Fidelity Ohio Tax-Free Money Market Fund...        100
        407  The One Group, Ohio Municipal Money Market
               Fund, Class A............................        407
                                                          ---------
  Total Investment Companies                                    507
                                                          ---------
  Total (Cost--$89,673)(a)                                $  96,582
                                                          ---------
                                                          ---------

------------

Percentages are based on net assets of $97,247

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................   $   6,909
Unrealized depreciation.....................................................
                                                                              -----------
Net unrealized appreciation.................................................   $   6,909
                                                                              -----------
                                                                              -----------

AMBAC             --  Insured by American Municipal Bond Assurance Corp.
FGIC              --  Insured by Financial Guaranty Insurance Corp.
GO                --  General Obligation
MBIA              --  Insured by Municipal Bond Insurance Association

SEE NOTES TO FINANCIAL STATEMENTS.

----
 30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995

                                                                       (Amounts in Thousands,
                                                                     except Per Share Amounts)

                                                                  LIMITED       INTERMEDIATE   GOVERNMENT     INCOME
                                              GOVERNMENT ARM  VOLATILITY BOND       BOND          BOND         BOND
                                                   FUND             FUND            FUND          FUND         FUND
                                              --------------  ----------------  ------------  ------------  ----------
ASSETS:
Investments, at value.......................    $  40,425        $ 417,962       $ 226,792     $ 420,291    $ 508,418
Repurchase agreements.......................        3,039           20,083           3,751         8,178        2,631
                                                  -------         --------      ------------  ------------  ----------
                                                   43,464          438,045         230,543       428,469      511,049
Interest receivable.........................          278            5,371           2,632         4,275        8,810
Receivable from brokers for investments
  sold......................................           58
Receivable for capital shares issued........          592            1,767           1,608         3,513        3,023
Receivable from adviser.....................            5              118              64            14           99
Deferred organization costs.................           11                                1             7
Prepaid expenses and other assets...........                                            12            23
                                                  -------         --------      ------------  ------------  ----------
TOTAL ASSETS................................       44,408          445,301         234,860       436,301      522,981
                                                  -------         --------      ------------  ------------  ----------
LIABILITIES:
Cash overdraft..............................          511            1,074           1,193         3,219        2,634
Dividends payable...........................          224            2,190           1,181         2,143        2,850
Payable to brokers for investments
  purchased.................................        1,501            5,039
Payable for capital shares redeemed.........            1
Accrued expenses and other payables:
    Investment advisory fees................                           221             116           162          259
    Administration fees.....................            6               71              37            69           83
    12b-1 fees (Class A)....................                             3               2             2            2
    12b-1 fees (Class B)....................                             2               1             4            2
    Other...................................           68               96             148            99          182
                                                  -------         --------      ------------  ------------  ----------
TOTAL LIABILITIES...........................        2,311            8,696           2,678         5,698        6,012
                                                  -------         --------      ------------  ------------  ----------
NET ASSETS:
Capital.....................................       46,338          432,491         230,299       424,847      531,820
Undistributed (distributions in excess of)
  net investment income.....................         (207)            (122)            119          (301)         357
Accumulated undistributed net realized
  losses from investment transactions.......       (3,579)          (7,201)         (4,475)      (12,952)     (53,042)
Net unrealized appreciation (depreciation)
  from investments..........................         (455)          11,437           6,239        19,009       37,834
                                                  -------         --------      ------------  ------------  ----------
NET ASSETS..................................    $  42,097        $ 436,605       $ 232,182     $ 430,603    $ 516,969
                                                  -------         --------      ------------  ------------  ----------
                                                  -------         --------      ------------  ------------  ----------
Net Assets
    Fiduciary...............................    $  40,456        $ 420,300       $ 220,353     $ 414,298    $ 504,978
    Class A.................................        1,455           13,314           9,781        11,261        8,769
    Class B.................................          186            2,991           2,048         5,044        3,222
                                                  -------         --------      ------------  ------------  ----------
        Total...............................    $  42,097        $ 436,605       $ 232,182     $ 430,603    $ 516,969
                                                  -------         --------      ------------  ------------  ----------
                                                  -------         --------      ------------  ------------  ----------
Outstanding units of beneficial interest
  (shares)
    Fiduciary...............................        4,109           39,405          21,562        41,050       51,527
    Class A.................................          148            1,249             955         1,116          895
    Class B.................................           18              279             200           500          326
                                                  -------         --------      ------------  ------------  ----------
        Total...............................        4,275           40,933          22,717        42,666       52,748
                                                  -------         --------      ------------  ------------  ----------
                                                  -------         --------      ------------  ------------  ----------
Net asset value
    Fiduciary--offering and redemption
      price per share.......................        $9.85          $10.67          $10.22        $10.09         $9.80
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------
    Class A--redemption price per share.....        $9.84          $10.66          $10.25        $10.10         $9.79
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------
    Class B--offering price per share (a)...        $9.84          $10.73          $10.21        $10.09         $9.88
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------
Maximum Sales Charge (Class A)..............         3.00%           3.00%           4.50%         4.50%         4.50%
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted
  to nearest cent) per share (Class A)......       $10.14          $10.99          $10.73        $10.58        $10.25
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------
Investments, at cost........................  $    43,919     $   426,608       $ 224,304     $ 409,460     $ 473,215
                                                  -------        --------       ------------  ------------  ----------
                                                  -------        --------       ------------  ------------  ----------

-------------

      (a)  Redemption price per Class B Share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995

                                                           (Amounts in Thousands, except Per Share Amounts)

                                                    INTERMEDIATE    TAX-FREE   KENTUCKY MUNICIPAL    OHIO MUNICIPAL
                                                   TAX-FREE BOND      BOND            BOND                BOND
                                                        FUND          FUND            FUND                FUND
                                                   --------------  ----------  -------------------  ----------------
ASSETS:
Investments, at value............................    $ 235,446     $ 239,768       $  41,337           $  96,582
Interest receivable..............................        3,031         3,865             667               1,190
Receivable from brokers for investments sold.....        2,153         6,648
Receivable for capital shares issued.............          284           445                                   2
Receivable from adviser..........................           66            46              13                  34
Deferred organization costs......................                          7                                   3
Prepaid expenses and other assets................            3             6                                   3
                                                   --------------  ----------        -------             -------
TOTAL ASSETS.....................................      240,983       250,785          42,017              97,814
                                                   --------------  ----------        -------             -------
LIABILITIES:
Cash overdraft...................................        1,363           291
Dividends payable................................          968         1,185             152                 419
Payable to brokers for investments purchased.....        8,468         8,749
Payable for capital shares redeemed..............                          3                                  68
Accrued expenses and other payables:
    Investment advisory fees.....................          119            91              21                  49
    Administration fees..........................           38            37               7                  16
    12b-1 fees (Class A).........................            2             4               2                   3
    12b-1 fees (Class B).........................            1             9                                   4
    Other........................................           79            92              60                   8
                                                   --------------  ----------        -------             -------
TOTAL LIABILITIES................................       11,038        10,461             242                 567
                                                   --------------  ----------        -------             -------
NET ASSETS:
Capital..........................................      220,032       242,436          42,375              94,108
Undistributed net investment income..............           11            19                                   8
Accumulated undistributed net realized gains
  (losses) from investment transactions..........          563        (6,399)         (1,856)             (3,774)
Net unrealized appreciation from investments.....        9,339         4,268           1,256               6,905
                                                   --------------  ----------        -------             -------
NET ASSETS.......................................    $ 229,945     $ 240,324       $  41,775           $  97,247
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Net Assets
    Fiduciary....................................    $ 220,805     $ 210,974       $  32,880           $  78,662
    Class A......................................        7,786        17,193           8,649              13,441
    Class B......................................        1,354        12,157             246               5,144
                                                   --------------  ----------        -------             -------
                                                     $ 229,945     $ 240,324       $  41,775           $  97,247
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Outstanding units of beneficial interest (shares)
    Fiduciary....................................       20,121        21,360           3,203               7,153
    Class A......................................          710         1,735             842               1,219
    Class B......................................          124         1,232              24                 463
                                                   --------------  ----------        -------             -------
Total............................................       20,955        24,327           4,069               8,835
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Net asset value
    Fiduciary--offering and redemption
      price per share............................       $10.97         $9.88          $10.26              $11.00
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
    Class A--redemption price per share..........       $10.97         $9.91          $10.27              $11.03
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
    Class B--offering price per share (a)........       $10.98         $9.87          $10.21              $11.10
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Maximum Sales Charge (Class A)...................         4.50%         4.50%           4.50%               4.50%
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share (Class A)......................       $11.49        $10.38          $10.75              $11.55
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------
Investments, at cost.............................  $   226,107     $ 235,500   $      40,081        $     89,677
                                                   --------------  ----------        -------             -------
                                                   --------------  ----------        -------             -------

------------

      (a)  Redemption price per Class B Share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Unaudited)

                                                                          (Amounts in Thousands)

                                                                      LIMITED
                                                       GOVERNMENT   VOLATILITY   INTERMEDIATE GOVERNMENT    INCOME
                                                        ARM FUND     BOND FUND    BOND FUND    BOND FUND   BOND FUND
                                                       -----------  -----------  -----------  -----------  ---------
INVESTMENT INCOME:
Interest income......................................   $   1,635    $  14,314    $   7,620    $  14,410   $  18,306
                                                       -----------  -----------  -----------  -----------  ---------
TOTAL INCOME.........................................       1,635       14,314        7,620       14,410      18,306
                                                       -----------  -----------  -----------  -----------  ---------
EXPENSES:
Investment advisory fees.............................         135        1,304          648          923       1,493
Administration fees..................................          41          364          181          343         416
12b-1 fees (Class A).................................           3           22           12           17          13
12b-1 fees (Class B).................................           1           15            6           18          13
Custodian and accounting fees........................          12           25           39           60          24
Legal and audit fees.................................          10           32           31           50          48
Organization costs...................................           2            3                         2
Trustees' fees and expenses..........................           1            4            4            7           5
Transfer agent fees..................................          40           40           44           65          46
Registration and filing fees.........................          30           26           44           64          20
Printing costs.......................................          11           15           17           25          19
Other................................................           6            3            1           10           3
                                                       -----------  -----------  -----------  -----------  ---------
Total expenses before waivers/reimbursements.........         292        1,853        1,027        1,584       2,100
Less waivers/reimbursements..........................        (150)        (705)        (396)         (77)       (602)
                                                       -----------  -----------  -----------  -----------  ---------
NET EXPENSES.........................................         142        1,148          631        1,507       1,498
                                                       -----------  -----------  -----------  -----------  ---------
Net Investment Income................................       1,493       13,166        6,989       12,903      16,808
                                                       -----------  -----------  -----------  -----------  ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.......................................        (221)         403        1,337          589          91
Net change in unrealized appreciation from
  investments........................................         199        5,076        3,291       11,361      13,349
                                                       -----------  -----------  -----------  -----------  ---------
Net realized/unrealized gains (losses) from
  investments........................................         (22)       5,479        4,628       11,950      13,440
                                                       -----------  -----------  -----------  -----------  ---------
Change in net assets resulting from operations.......   $   1,471    $  18,645    $  11,617    $  24,853   $  30,248
                                                       -----------  -----------  -----------  -----------  ---------
                                                       -----------  -----------  -----------  -----------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Unaudited)

                                                                            (Amounts in Thousands)

                                                            INTERMEDIATE                 KENTUCKY        OHIO
                                                            TAX-FREE BOND   TAX-FREE     MUNICIPAL     MUNICIPAL
                                                                FUND        BOND FUND    BOND FUND     BOND FUND
                                                            -------------  -----------  -----------  -------------
INVESTMENT INCOME:
Interest income...........................................    $   6,248     $   7,247    $   1,075     $   2,771
                                                            -------------  -----------  -----------       ------
TOTAL INCOME..............................................        6,248         7,247        1,075         2,771
                                                            -------------  -----------  -----------       ------
EXPENSES:
Investment advisory fees..................................          720           505          121           285
Administration fees.......................................          201           188           35            81
12b-1 fees (Class A)......................................           13            26           15            22
12b-1 fees (Class B)......................................            7            50            1            20
Custodian and accounting fees.............................           27            40            9            10
Legal and audit fees......................................           21            30            8             8
Organization costs........................................            1             2                          3
Trustees' fees and expenses...............................            3             3            1             1
Transfer agent fees.......................................           35            50           16            33
Registration and filing fees..............................           38            30           16            21
Printing costs............................................           15            16            6             9
Other.....................................................            4             4            1             1
                                                            -------------  -----------  -----------       ------
Total expenses before waivers/reimbursements..............        1,085           944          229           494
Less waivers/reimbursements...............................         (420)         (238)         (76)         (180)
                                                            -------------  -----------  -----------       ------
NET EXPENSES..............................................          665           706          153           314
                                                            -------------  -----------  -----------       ------
Net Investment Income.....................................        5,583         6,541          922         2,457
                                                            -------------  -----------  -----------       ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions..        1,585          (825)         (77)          (61)
Net change in unrealized appreciation from investments....        6,265         5,157        1,457         3,108
                                                            -------------  -----------  -----------       ------
Net realized/unrealized gains from investments............        7,850         4,332        1,380         3,047
                                                            -------------  -----------  -----------       ------
Change in net assets resulting from operations............    $  13,433     $  10,873    $   2,302     $   5,504
                                                            -------------  -----------  -----------       ------
                                                            -------------  -----------  -----------       ------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              (Amounts in Thousands)

                                                         GOVERNMENT                 LIMITED                  INTERMEDIATE
                                                          ARM FUND              VOLATILITY FUND               BOND FUND
                                                  ------------------------  ------------------------  --------------------------
                                                                   YEAR                      YEAR
                                                                   ENDED                     ENDED                      YEAR
                                                                 JUNE 30,                  JUNE 30,                  ENDED JUNE
                                                                   1995                      1995                     30, 1995
                                                                 ---------                 ---------                 -----------
                                                   SIX MONTHS                SIX MONTHS                SIX MONTHS
                                                      ENDED                     ENDED                     ENDED
                                                  DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                      1995                      1995                      1995
                                                  -------------             -------------             -------------
                                                   (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.......................    $   1,493    $   4,538    $  13,166    $  24,649    $   6,989     $   9,509
    Net realized gains (losses) from investment
      transactions..............................         (221)      (2,023)         403       (7,605)       1,337        (4,330)
    Net change in unrealized appreciation from
      investments...............................          199        1,410        5,076       14,800        3,291         7,307
                                                  -------------  ---------  -------------  ---------  -------------  -----------
Change in net assets resulting from
  operations....................................        1,471        3,925       18,645       31,844       11,617        12,486
                                                  -------------  ---------  -------------  ---------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income..................       (1,401)      (3,574)     (12,716)     (23,512)      (6,735)       (9,373)
    In excess of net investment income..........                      (222)                     (107)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..................          (58)        (554)        (373)        (732)        (220)         (136)
    In excess of net investment income..........                       (12)                      (16)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..................           (5)          (5)         (77)        (121)         (31)           (1)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income..................                                                  (3)
                                                  -------------  ---------  -------------  ---------  -------------  -----------
Change in net assets from shareholder
  distributions.................................       (1,464)      (4,367)     (13,166)     (24,491)      (6,986)       (9,510)
                                                  -------------  ---------  -------------  ---------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.................        8,887       35,084       47,848      157,468       58,721       126,318
    Proceeds from shares issued in connection
      with acquisition..........................                                                                         39,916
    Dividends reinvested........................          539        1,806        3,974        8,292        1,798         2,748
    Cost of shares redeemed.....................      (23,177)    (139,268)     (46,864)    (211,545)     (29,391)      (74,018)
                                                  -------------  ---------  -------------  ---------  -------------  -----------
Change in net assets from share transactions....      (13,751)    (102,378)       4,958      (45,785)      31,128        94,964
                                                  -------------  ---------  -------------  ---------  -------------  -----------
Change in net assets............................      (13,744)    (102,820)      10,437      (38,432)      35,759        97,940
NET ASSETS:
    Beginning of period.........................       55,841      158,661      426,168      464,600      196,423        98,483
                                                  -------------  ---------  -------------  ---------  -------------  -----------
    End of period...............................    $  42,097    $  55,841    $ 436,605    $ 426,168    $ 232,182     $ 196,423
                                                  -------------  ---------  -------------  ---------  -------------  -----------
                                                  -------------  ---------  -------------  ---------  -------------  -----------
SHARE TRANSACTIONS:
    Issued......................................          903        3,568        4,530       15,271        5,845        12,678
    Issued in connection with acquisition.......                                                                          4,204
    Reinvested..................................           54          183          376          803          179           282
    Redeemed....................................       (2,357)     (14,185)      (4,435)     (20,592)      (2,921)       (7,677)
                                                  -------------  ---------  -------------  ---------  -------------  -----------
                                                  -------------  ---------  -------------  ---------  -------------  -----------
Change in shares................................       (1,399)     (10,434)         471       (4,518)       3,103         9,487
                                                  -------------  ---------  -------------  ---------  -------------  -----------
                                                  -------------  ---------  -------------  ---------  -------------  -----------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS:
    End of period...............................    $    (207)   $    (236)   $    (122)   $    (122)   $     119     $     116
                                                  -------------  ---------  -------------  ---------  -------------  -----------
                                                  -------------  ---------  -------------  ---------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                (Amounts in Thousands)
                                                           GOVERNMENT                   INCOME               INTERMEDIATE TAX-
                                                           BOND FUND                  BOND FUND                FREE BOND FUND
                                                   --------------------------  ------------------------  --------------------------

                                                                                                YEAR
                                                                     YEAR                       ENDED                      YEAR
                                                                  ENDED JUNE                  JUNE 30,                  ENDED JUNE
                                                                   30, 1995                     1995                     30, 1995
                                                                  -----------                 ---------                 -----------
                                                    SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                                       ENDED                       ENDED                     ENDED
                                                   DECEMBER 31,                DECEMBER 31,              DECEMBER 31,
                                                       1995                        1995                      1995
                                                   -------------               -------------             -------------
                                                    (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................    $  12,903     $  19,067     $  16,808    $  34,411    $   5,583     $  10,310
    Net realized gains (losses) from investment
      transactions...............................          589        (7,094)           91      (53,134)       1,585         1,387
    Net change in unrealized appreciation from
      investments................................       11,361        16,133        13,349       68,445        6,265         1,623
                                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets resulting from operations...       24,853        28,106        30,248       49,722       13,433        13,320
                                                   -------------  -----------  -------------  ---------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...................      (12,513)      (18,433)      (16,486)     (33,925)      (5,392)       (9,992)
    In excess of net investment income...........                       (300)                       (61)
    From net realized gains from investment
      transactions...............................                                                               (468)
    In excess of net realized gains from
      investment transactions....................                                                (2,306)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................         (290)         (247)         (247)        (338)        (165)         (237)
    In excess of net investment income...........                         (4)                       (11)                       (11)
    From net realized gains from investment
      transactions...............................                                                                (17)
    In excess of net realized gains from
      investment transactions....................                                                   (24)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...................          (99)          (76)          (75)         (73)         (26)          (35)
    From net realized gains from investment
      transactions...............................                                                                 (3)
    In excess of net realized gains from
      investment transactions....................                                                    (5)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income...................                                                   (11)
    In excess of net realized gains from
      investment transactions....................                                                    (1)
                                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets from shareholder
  distributions..................................      (12,902)      (19,060)      (16,808)     (36,755)      (6,071)      (10,275)
                                                   -------------  -----------  -------------  ---------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..................       75,421       175,681        72,516      147,583       49,833        76,973
    Proceeds from shares issued in connection
      with acquisition...........................                     96,760
    Dividends reinvested.........................        4,122         7,435         6,007       17,360          939         1,337
    Cost of shares redeemed......................      (51,360)     (110,491)      (57,801)    (261,301)     (46,148)      (52,112)
                                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets from share transactions.....       28,183       169,385        20,722      (96,358)       4,624        26,198
                                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in net assets.............................       40,134       178,431        34,162      (83,391)      11,986        29,243
NET ASSETS:
    Beginning of period..........................      390,469       212,038       482,807      566,198      217,959       188,716
                                                   -------------  -----------  -------------  ---------  -------------  -----------
    End of period................................    $ 430,603     $ 390,469     $ 516,969    $ 482,807    $ 229,945     $ 217,959
                                                   -------------  -----------  -------------  ---------  -------------  -----------
                                                   -------------  -----------  -------------  ---------  -------------  -----------
SHARE TRANSACTIONS:
    Issued.......................................        7,636        17,640         7,563       16,030        4,657         7,387
    Issued in connection with acquisition........                     10,564
    Reinvested...................................          417           789           627        1,893           87           128
    Redeemed.....................................       (5,191)      (11,871)       (6,034)     (28,705)      (4,283)       (5,012)
                                                   -------------  -----------  -------------  ---------  -------------  -----------
                                                   -------------  -----------  -------------  ---------  -------------  -----------
Change in shares.................................        2,862        17,122         2,156      (10,782)         461         2,503
                                                   -------------  -----------  -------------  ---------  -------------  -----------
                                                   -------------  -----------  -------------  ---------  -------------  -----------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS:
    End of period................................    $    (301)    $    (302)    $    (357)   $     (71)   $      11     $      11
                                                   -------------  -----------  -------------  ---------  -------------  -----------
                                                   -------------  -----------  -------------  ---------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          (Amounts in Thousands)

                                                                                                               OHIO
                                                            TAX-FREE               KENTUCKY MUNICIPAL        MUNICIPAL
                                                           BOND FUND                   BOND FUND             BOND FUND
                                                   --------------------------  --------------------------  -------------

                                                                                                PERIOD
                                                                     YEAR                     ENDED JUNE
                                                                  ENDED JUNE                      30,
                                                                   30, 1995                    1995 (A)
                                                                  -----------                 -----------
                                                    SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                       ENDED                       ENDED                       ENDED
                                                   DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                                       1995                        1995                        1995
                                                   -------------               -------------               -------------
                                                    (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................    $   6,541     $  10,865     $     922     $     886     $   2,457
    Net realized losses from investment
      transactions...............................         (825)       (3,212)          (77)         (447)          (61)
    Net change in unrealized appreciation from
      investments................................        5,157         3,441         1,457         2,403         3,108
                                                   -------------  -----------  -------------  -----------  -------------
Change in net assets resulting from operations...       10,873        11,094         2,302         2,842         5,504
                                                   -------------  -----------  -------------  -----------  -------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...................       (5,866)       (9,899)         (730)         (704)       (2,057)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................         (424)         (593)         (188)         (182)         (313)
    In excess of net investment income...........
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...................         (251)         (343)           (4)                        (87)
    In excess of net investment income...........
    In excess of net realized gains from
      investment transactions....................
                                                   -------------  -----------  -------------  -----------  -------------
Changes in net assets from shareholder
  distributions..................................       (6,541)      (10,835)         (922)         (886)       (2,457)
                                                   -------------  -----------  -------------  -----------  -------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..................       51,581        92,292         4,095        13,688         8,279
    Dividends reinvested.........................          777         1,490           102           117           363
    Cost of shares redeemed......................      (22,070)      (56,680)       (5,219)      (16,297)       (9,650)
                                                   -------------  -----------  -------------  -----------  -------------
Change in net assets from share transactions.....       30,288        37,102        (1,022)       (2,492)       (1,008)
                                                   -------------  -----------  -------------  -----------  -------------
Change in net assets.............................       34,620        37,361           358          (536)        2,039
NET ASSETS:
    Beginning of period..........................      205,704       168,343        41,417        41,953        95,208
                                                   -------------  -----------  -------------  -----------  -------------
    End of period................................    $ 240,324     $ 205,704     $  41,775     $  41,417     $  97,247
                                                   -------------  -----------  -------------  -----------  -------------
                                                   -------------  -----------  -------------  -----------  -------------
SHARE TRANSACTIONS:
    Issued.......................................        5,275         9,619           405         1,341           762
    Reinvested...................................           81           155            10            12            34
    Redeemed.....................................       (2,256)       (5,967)         (519)       (1,602)         (895)
                                                   -------------  -----------  -------------  -----------  -------------
                                                   -------------  -----------  -------------  -----------  -------------
Change in shares.................................        3,099         3,807          (104)         (249)          (98)
                                                   -------------  -----------  -------------  -----------  -------------
                                                   -------------  -----------  -------------  -----------  -------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS:
    End of period................................    $      19     $      19     $             $             $       8
                                                   -------------  -----------  -------------  -----------  -------------
                                                   -------------  -----------  -------------  -----------  -------------



                                                      YEAR
                                                   ENDED JUNE
                                                    30, 1995
                                                   -----------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................   $   5,282
    Net realized losses from investment
      transactions...............................      (3,290)
    Net change in unrealized appreciation from
      investments................................       3,601
                                                   -----------
Change in net assets resulting from operations...       5,593
                                                   -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...................      (4,520)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................        (627)
    In excess of net investment income...........         (22)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...................        (112)
    In excess of net investment income...........          (1)
    In excess of net realized gains from
      investment transactions....................
                                                   -----------
Changes in net assets from shareholder
  distributions..................................      (5,282)
                                                   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..................      12,266
    Dividends reinvested.........................         870
    Cost of shares redeemed......................     (28,426)
                                                   -----------
Change in net assets from share transactions.....     (15,290)
                                                   -----------
Change in net assets.............................     (14,979)
NET ASSETS:
    Beginning of period..........................     110,187
                                                   -----------
    End of period................................   $  95,208
                                                   -----------
                                                   -----------
SHARE TRANSACTIONS:
    Issued.......................................       1,160
    Reinvested...................................          82
    Redeemed.....................................      (2,717)
                                                   -----------
                                                   -----------
Change in shares.................................      (1,475)
                                                   -----------
                                                   -----------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS:
    End of period................................   $       8
                                                   -----------
                                                   -----------

------------

      (a)  For the period from January 20, 1995 (date merged) to June 30, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995
(Unaudited)

1.  ORGANIZATION:

  The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently offers twenty-three funds. The accompanying financial statements and financial highlights are those of the Income Bond Fund, the Government Bond Fund, the Intermediate Bond Fund, the Limited Volatility Bond Fund, the Government ARM Fund, the Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, and the Intermediate Tax-Free Bond Fund, (individually, a "Fund" collectively, the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges, in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund, except for the Ohio Municipal Bond Fund and the Kentucky Municipal Bond Fund, which are non-diversified. Effective February 7, 1996, the Tax-Free Bond Fund was renamed the Municipal Income Fund.

  The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with The Paragon Portfolio ("Paragon"), a Massachusetts business trust. The Agreement contemplates the transfer of all of the assets and liabilities of each Paragon Fund in exchange for shares of the corresponding One Group Fund. The Trustees of Paragon intend to seek approval of the Agreement at a special shareholder meeting to be held March 25, 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the investment adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options

CONTINUED

----
 38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income, for the difference between the current sales price and the lower forward price for the future purchase.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securiteies or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and credit worthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1995, the following Funds had securities with the following market values on loan:

                                                                                MARKET VALUE
                                                                                 OF LOANED
                                                                                 SECURITIES
                                                                               --------------
Limited Volatility Bond Fund.................................................  $  243,536,370
Intermediate Bond Fund.......................................................     142,179,946
Government Bond Fund.........................................................     211,376,529
Income Bond Fund.............................................................     147,627,420

    The loaned securities were fully collateralized by cash and U.S. Government Securities as of December 31, 1995.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses, such as distribution fees related specifically to that class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain

CONTINUED

----
 40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through twenty-nine series and four classes: Fiduciary, Class A, Class B and Service. The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1995 and through December 31, 1995, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1995 and June 30, 1995:

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995

                                                               (Amounts in Thousands)
                                       GOVERNMENT ARM FUND        LIMITED VOLATILITY          INTERMEDIATE
                                                                      BOND FUND                 BOND FUND
                                     ------------------------  ------------------------  -----------------------
                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                        ENDED         ENDED       ENDED         ENDED       ENDED        ENDED
                                     DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                         1995         1995         1995         1995         1995         1995
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued....    $  8,756     $  34,868    $ 45,700     $ 152,849    $ 51,371     $125,119
    Proceeds from shares issued in
      connection with
      acquisition..................                                                                      35,113
    Dividends reinvested...........         501         1,732       3,699         7,661       1,667       2,663
    Cost of shares redeemed........     (19,868)     (124,793)    (45,117)     (204,209)    (28,322)    (73,001 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from
      Fiduciary share
      transactions.................    $(10,611)    $ (88,193)   $  4,282     $ (43,699)   $ 24,716     $89,894
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS A SHARES:
    Proceeds from shares issued....    $    107     $      70    $  1,753     $   3,343    $  5,559     $   934
    Proceeds from shares issued in
      connection with
      acquisition..................                                                                       4,803
    Dividends reinvested...........          35            70         220           518         115          84
    Cost of shares redeemed........      (3,309)      (14,471)     (1,346)       (6,811)     (1,009)     (1,016 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from Class
      A share transactions.........    $ (3,167)    $ (14,331)   $    627     $  (2,950)   $  4,665     $ 4,805
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS B SHARES:
    Proceeds from shares issued....    $     24     $     146    $    395     $   1,164    $  1,791     $   265
    Dividends reinvested...........           3             4          55           110          16           1
    Cost of shares redeemed........                        (4)       (401)         (391)        (60)         (1 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from Class
      B share transactions.........    $     27     $     146    $     49     $     883    $  1,747     $   265
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SERVICE SHARES:
    Proceeds from shares issued....                                           $     112
    Dividends reinvested...........                                                   3
    Cost of shares redeemed........                                                (134)
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from
      Service share transactions...                                           $     (19)
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued.........................         888         3,545       4,325        14,826       5,117      12,567
    Issued in connection with
      acquisition..................                                                                       3,700
    Reinvested.....................          53           176         351           742         165         274
    Redeemed.......................      (2,020)      (12,706)     (4,270)      (19,884)     (2,815)     (7,573 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Fiduciary Shares.....      (1,079)       (8,985)        406        (4,316)      2,467       8,968
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS A SHARES:
    Issued.........................          13             8         167           323         551          84
    Issued in connection with
      acquisition..................                                                                         504
    Reinvested.....................           1             7          20            50          12           8
    Redeemed.......................        (337)       (1,479)       (127)         (658)       (100)       (104 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Class A Shares.......        (323)       (1,464)         60          (285)        463         492
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS B SHARES:
    Issued.........................           2            15          38           111         177          27
    Reinvested.....................                                     5            11           2
    Redeemed.......................                                   (38)          (38)         (6)
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Class B Shares.......           2            15           5            84         173          27
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SERVICE SHARES:
    Issued.........................                                                  11
    Reinvested.....................
    Redeemed.......................                                                 (12)
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Service Shares.......                                                  (1)
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------

CONTINUED

----
 42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                                                               (Amounts in Thousands)
                                            GOVERNMENT                                    INTERMEDIATE TAX-FREE
                                            BOND FUND              INCOME BOND FUND             BOND FUND
                                     ------------------------  ------------------------  -----------------------
                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                        ENDED         ENDED       ENDED         ENDED       ENDED        ENDED
                                     DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                         1995         1995         1995         1995         1995         1995
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued....    $ 69,048     $ 170,196    $ 68,056     $ 142,061    $ 46,963     $74,654
    Proceeds from shares issued in
      connection with
      acquisition..................                    92,808
    Dividends reinvested...........       3,887         7,203       5,812        17,045         794       1,137
    Cost of shares redeemed........     (49,992)     (108,841)    (56,157)     (257,754)    (45,265)    (50,142 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from
      Fiduciary share
      transactions.................    $ 22,943     $ 161,366    $ 17,711     $ (98,648)   $  2,492     $25,649
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS A SHARES:
    Proceeds from shares issued....    $  3,741     $   3,603    $  2,962     $   3,989    $  2,502     $ 1,577
    Proceeds from shares issued in
      connection with
      acquisition..................                     3,952
    Dividends reinvested...........         180           178         156           260         124         176
    Cost of shares redeemed........      (1,084)       (1,509)     (1,365)       (2,993)       (692)     (1,755 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from Class
      A share transactions.........    $  2,837     $   6,224    $  1,753     $   1,256    $  1,934     $    (2 )
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS B SHARES:
    Proceeds from shares issued....    $  2,632     $   1,870    $  1,498     $   1,213    $    368     $   742
    Dividends reinvested...........          55            54          39            43          21          24
    Cost of shares redeemed........        (284)         (129)       (279)         (151)       (191)       (215 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from Class
      B share transactions.........    $  2,403     $   1,795    $  1,258     $   1,105    $    198     $   551
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SERVICE SHARES:
    Proceeds from shares issued....                 $      12                 $     320
    Dividends reinvested...........                                                  12
    Cost of shares redeemed........                       (12)                     (403)
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in net assets from
      Service share transactions...                 $       0                 $     (71)
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued.........................       6,989        17,086       7,100        15,438       4,389       7,168
    Issued in connection with
      acquisition..................                    10,133
    Reinvested.....................         394           764         607         1,859          73         109
    Redeemed.......................      (5,053)      (11,695)     (5,863)      (28,323)     (4,202)     (4,824 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Fiduciary Shares.....       2,330        16,288       1,844       (11,026)        260       2,453
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS A SHARES:
    Issued.........................         379           359         308           427         235         148
    Issued in connection with
      acquisition..................                       431
    Reinvested.....................          18            19          16            28          11          17
    Redeemed.......................        (109)         (161)       (142)         (323)        (64)       (167 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Class A Shares.......         288           648         182           132         182          (2 )
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
CLASS B SHARES:
    Issued.........................         268           194         155           130          33          71
    Reinvested.....................           5             6           4             5           3           2
    Redeemed.......................         (29)          (14)        (29)          (17)        (17)        (21 )
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Class B Shares.......         244           186         130           118          19          52
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------
SERVICE SHARES:
    Issued.........................                         1                        35
    Reinvested.....................                                                   1
    Redeemed.......................                        (1)                      (42)
                                     ------------   ---------  ------------   ---------  ------------   --------
    Change in Service Shares.......                         0                        (6)
                                     ------------   ---------  ------------   ---------  ------------   --------
                                     ------------   ---------  ------------   ---------  ------------   --------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                                                                (Amounts in Thousands)
                                                                KENTUCKY MUNICIPAL BOND    OHIO MUNICIPAL BOND
                                         TAX-FREE BOND FUND              FUND                     FUND
                                       -----------------------  -----------------------  -----------------------
                                        SIX MONTHS      YEAR     SIX MONTHS     PERIOD    SIX MONTHS      YEAR
                                          ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                       DECEMBER 31,   JUNE 30,  DECEMBER 31,   JUNE 30,  DECEMBER 31,   JUNE 30,
                                           1995         1995        1995       1995 (A)      1995         1995
                                       ------------   --------  ------------   --------  ------------   --------
                                       (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued......    $ 40,106     $84,681     $ 3,583      $ 2,966     $ 4,816      $ 9,413
    Dividends reinvested.............         365         805          15            6         107          298
    Cost of shares redeemed..........     (19,255)    (52,518 )    (4,315)     (14,827 )    (8,767)     (23,281 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in net assets from
      Fiduciary share transactions...    $ 21,216     $32,968     $  (717)     $(11,855)   $(3,844)     $(13,570)
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------
CLASS A SHARES:
    Proceeds from shares issued......    $  7,432     $ 2,951     $   353      $10,642     $ 1,622      $ 1,338
    Dividends reinvested.............         281         470          86          111         204          486
    Cost of shares redeemed..........      (2,280)     (2,721 )      (904)      (1,470 )      (790)      (4,694 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in net assets from Class A
      share transactions.............    $  5,433     $   700     $  (465)     $ 9,283     $ 1,036      $(2,870 )
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------
CLASS B SHARES:
    Proceeds from shares issued......    $  4,043     $ 4,660     $   159      $    80     $ 1,841      $ 1,515
    Dividends reinvested.............         131         215           1                       52           86
    Cost of shares redeemed..........        (535)     (1,441 )                                (93)        (451 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in net assets from Class B
      share transactions.............    $  3,639     $ 3,434     $   160      $    80     $ 1,800      $ 1,150
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued...........................       4,103       8,830         353          307         444          892
    Reinvested.......................          38          84           2            1          10           28
    Redeemed.........................      (1,970)     (5,532 )      (429)      (1,453 )      (813)      (2,223 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in Fiduciary Shares.......       2,171       3,382         (74)      (1,145 )      (359)      (1,303 )
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------
CLASS A SHARES:
    Issued...........................         758         304          36        1,026         149          126
    Reinvested.......................          29          49           8           11          19           46
    Redeemed.........................        (231)       (283 )       (90)        (149 )       (73)        (451 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in Class A Shares.........         556          70         (46)         888          95         (279 )
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------
CLASS B SHARES:
    Issued...........................         414         485          16            8         169          142
    Reinvested.......................          14          22                                    5            8
    Redeemed.........................         (55)       (152 )                                 (9)         (43 )
                                       ------------   --------  ------------   --------  ------------   --------
    Change in Class B Shares.........         373         355          16            8         165          107
                                       ------------   --------  ------------   --------  ------------   --------
                                       ------------   --------  ------------   --------  ------------   --------

CONTINUED

----
 44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995
(Unaudited)

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Income Bond, the Intermediate Bond, Limited Volatility Bond, Ohio Municipal Bond, Kentucky Municipal Bond, and Intermediate Tax-Free Bond Funds; 0.55% of the Government ARM Fund, and 0.45% of the Government Bond and Tax-Free Bond Funds.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and payable monthly at an annual rate of 0.20% of each fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund -- the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares and Class B Shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

    Certain officers of the Trust are affiliated with the Adviser or the Administator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

    The Adviser and Administrator voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the period ended December 31, 1995, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                                                                12B-1 FEES
                                                                          INVESTMENT                              WAIVED/
                                                                         ADVISORY FEES                          REIMBURSED
                                                                            WAIVED/       ADMINSTRATION FEES   -------------
                                                                          REIMBURSED      WAIVED/ REIMBURSED      CLASS A
                                                                       -----------------  -------------------  -------------
Government ARM Fund..................................................      $     108           $      41         $       1
Limited Volatility Bond Fund.........................................            696                                     6
Intermediate Bond Fund...............................................            391                                     4
Government Bond Fund.................................................             55                  15                 5
Income Bond Fund.....................................................            597                                     4
Intermediate Tax-Free Bond Fund......................................            415                                     4
Tax-Free Bond Fund...................................................            173                  53                 7
Kentucky Municipal Bond Fund.........................................             69                   3                 4
Ohio Municipal Bond Fund.............................................            158                  14                 6


                                                                          CLASS B
                                                                       -------------
Government ARM Fund..................................................
Limited Volatility Bond Fund.........................................    $       3
Intermediate Bond Fund...............................................            1
Government Bond Fund.................................................            2
Income Bond Fund.....................................................            1
Intermediate Tax-Free Bond Fund......................................            1
Tax-Free Bond Fund...................................................            5
Kentucky Municipal Bond Fund.........................................
Ohio Municipal Bond Fund.............................................            2

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1995 were as follows: (amounts in thousands)

                                                             U.S. GOVERNMENT
                                                               SECURITIES            OTHER SECURITIES
                                                         -----------------------  -----------------------
                                                          PURCHASES     SALES      PURCHASES     SALES
                                                         -----------  ----------  -----------  ----------
Government ARM Fund....................................   $   5,075   $   17,832
Limited Volatility Bond Fund...........................     109,923       97,577   $  30,887   $   35,792
Intermediate Bond Fund.................................      96,655       66,897      32,866      133,361
Government Bond Fund...................................     165,284      118,078                    1,070
Income Bond Fund.......................................     122,750      112,516     137,114       92,867
Intermediate Tax-Free Bond Fund........................                              152,523      139,845
Tax-Free Bond Fund.....................................                               90,966       64,716
Kentucky Municipal Bond Fund...........................                                4,114        4,360
Ohio Municipal Bond Fund...............................                               17,218       13,268

6.  FINANCIAL INSTRUMENTS

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

CONTINUED

----
 46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

7.  CONCENTRATION OF CREDIT RISK:

    The Ohio and Kentucky Municipal Bond Funds invest in primarily debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      GOVERNMENT ARM FUND
                            -----------------------------------------------------------------------
                                                  FIDUCIARY                             CLASS A
                            -----------------------------------------------------   ---------------
                              SIX MONTHS                                              SIX MONTHS
                                 ENDED               YEARS ENDED JUNE, 30                ENDED
                             DECEMBER 31,     -----------------------------------    DECEMBER 31,
                                 1995           1995       1994        1993 (B)          1995
                            ---------------   --------   ---------   ------------   ---------------
                              (UNAUDITED)                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....  $      9.84       $   9.85   $   10.03   $      10.00   $      9.83
                                -------       --------   ---------   ------------        ------
Investment Activities
  Net investment income...         0.31           0.55        0.36           0.17          0.29
  Net realized and
    unrealized gains
    (losses) from
    investments...........                       (0.05)      (0.15)          0.03
                                -------       --------   ---------   ------------        ------
Total from Investment
 Activities...............         0.31           0.50        0.21           0.20          0.29
                                -------       --------   ---------   ------------        ------
Distributions
  Net investment income...        (0.30)         (0.48)      (0.37)         (0.17)       (0.28)
  In excess of net
  investment income.......                       (0.03)      (0.02)
                                -------       --------   ---------   ------------        ------
Total Distributions.......        (0.30)         (0.51)      (0.39)         (0.17)       (0.28)
                                -------       --------   ---------   ------------        ------
NET ASSET VALUE,
  END OF PERIOD...........  $      9.85       $   9.84   $    9.85   $      10.03   $      9.84
                                -------       --------   ---------   ------------        ------
                                -------       --------   ---------   ------------        ------
Total Return (excludes
 sales charge)............         3.18%(e)       5.14%       2.16%          4.93%(d)        2.98%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
  period (000)............  $    40,456       $ 51,050   $ 139,593   $    154,413   $     1,455
  Ratio of expenses to
    average net assets....         0.57%(d)       0.61%       0.65%          0.58%(d)        0.77%(d)
  Ratio of net investment
    income to average net
    assets................         6.15%(d)       5.18%       3.70%          4.71%(d)        5.80%(d)
  Ratio of expenses to
    average net assets
    *.....................         1.18%(d)       1.01%       0.81%          1.03%(d)        1.48%(d)
  Ratio of net investment
    income to average net
    assets *..............         5.54%(d)       4.78%       3.54%          4.26%(d)        5.09%(d)
  Portfolio Turnover
    (f)...................        11.90%          2.91%     242.20%        109.96%        11.90%


                                                                             CLASS B
                                                              -------------------------------------

                                                                SIX MONTHS       YEARS ENDED JUNE,
                                 YEARS ENDED JUNE, 30              ENDED                30
                            -------------------------------    DECEMBER 31,     -------------------
                             1995       1994      1993 (C)         1995          1995     1994 (A)
                            -------   --------   ----------   ---------------   ------   ----------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....  $  9.84   $  10.03   $10.00       $      9.84       $ 9.86   $ 9.98
                            -------   --------   ----------         -----       ------   ----------
Investment Activities
  Net investment income...     0.52       0.36     0.14              0.26         0.47     0.12
  Net realized and
    unrealized gains
    (losses) from
    investments...........    (0.06)     (0.17)    0.03                          (0.04)   (0.11)
                            -------   --------   ----------         -----       ------   ----------
Total from Investment
 Activities...............     0.46       0.19     0.17              0.26         0.43     0.01
                            -------   --------   ----------         -----       ------   ----------
Distributions
  Net investment income...    (0.46)     (0.34)   (0.14)            (0.26)       (0.45)   (0.12)
  In excess of net
  investment income.......    (0.01)     (0.04)                                           (0.01)
                            -------   --------   ----------         -----       ------   ----------
Total Distributions.......    (0.47)     (0.38)   (0.14)            (0.26)       (0.45)   (0.13)
                            -------   --------   ----------         -----       ------   ----------
NET ASSET VALUE,
  END OF PERIOD...........  $  9.83   $   9.84   $10.03       $      9.84       $ 9.84   $ 9.86
                            -------   --------   ----------         -----       ------   ----------
                            -------   --------   ----------         -----       ------   ----------
Total Return (excludes
 sales charge)............     4.84%      1.95%    4.78%(d)          2.65%(e)     4.77%   (0.09)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
  period (000)............  $ 4,631   $ 19,053   $3,106       $       186       $  160   $   15
  Ratio of expenses to
    average net assets....     0.86%      0.89%    0.81%(d)          1.19%(d)     1.31%    1.41%(d)
  Ratio of net investment
    income to average net
    assets................     4.88%      3.54%    4.47%(d)          5.93%(d)     4.91%    3.49%(d)
  Ratio of expenses to
    average net assets
    *.....................     1.36%      1.14%    1.34%(d)          1.90%(d)     1.96%    1.83%(d)
  Ratio of net investment
    income to average net
    assets *..............     4.38%      3.29%    3.95%(d)          5.22%(d)     4.26%    3.07%(d)
  Portfolio Turnover
    (f)...................     2.91%    242.20%  109.96%            11.90%        2.91%  242.20%

-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  The Fund commenced operations on February 2, 1993.

      (c)  Class A Shares commenced offering on March 10, 1993.

      (d)  Annualized.

      (e)  Not annualized.

      (f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                LIMITED VOLATILITY BOND FUND
                      ---------------------------------------------------------------------------------
                                                 FIDUCIARY                                  CLASS A
                      ---------------------------------------------------------------   ---------------
                        SIX MONTHS                                                        SIX MONTHS
                           ENDED                    YEARS ENDED JUNE, 30                     ENDED
                       DECEMBER 31,     ---------------------------------------------    DECEMBER 31,
                           1995           1995        1994        1993        1992           1995
                      ---------------   ---------   ---------   ---------   ---------   ---------------
                        (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD............  $     10.53       $   10.33   $   10.87   $   10.72   $   10.26   $     10.52
                      ---------------   ---------   ---------   ---------   ---------   ---------------
Investment
 Activities
  Net investment
  income............         0.32            0.60        0.54        0.61        0.70          0.31
  Net realized and
    unrealized gains
    (losses) from
    investments.....         0.14            0.19       (0.45)       0.25        0.47          0.14
                      ---------------   ---------   ---------   ---------   ---------   ---------------
Total from
 Investment
 Activities.........         0.46            0.79        0.09        0.86        1.17          0.45
                      ---------------   ---------   ---------   ---------   ---------   ---------------
Distributions
  Net investment
  income............        (0.32)          (0.59)      (0.55)      (0.62)      (0.70)       (0.31)
  In excess of net
    investment
    income..........                                    (0.02)
  Net realized
  gains.............                                    (0.06)      (0.09)      (0.01)
  In excess of net
    realized
    gains...........
                      ---------------   ---------   ---------   ---------   ---------   ---------------
Total
 Distributions......        (0.32)          (0.59)      (0.63)      (0.71)      (0.71)       (0.31)
                      ---------------   ---------   ---------   ---------   ---------   ---------------
NET ASSET VALUE,
  END OF PERIOD.....  $     10.67       $   10.53   $   10.33   $   10.87   $   10.72   $     10.66
                      ---------------   ---------   ---------   ---------   ---------   ---------------
                      ---------------   ---------   ---------   ---------   ---------   ---------------
Total Return
 (excludes sales
 charge)............         4.46%(d)        7.96%       0.79%       8.27%      11.75%         4.33%(d)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets at end
    of period
    (000)...........  $   420,300       $ 410,746   $ 447,394   $ 397,820   $ 301,907   $    13,314
  Ratio of expenses
    to average net
    assets..........         0.52%(c)        0.52%       0.50%       0.56%       0.52%         0.77%(c)
  Ratio of net
    investment
    income to
    average net
    assets..........         6.12%(c)        5.82%       5.10%       5.70%       6.63%         5.87%(c)
  Ratio of expenses
    to average net
    assets *........         0.84%(c)        0.85%       0.85%       0.90%       1.04%         1.19%(c)
  Ratio of net
    investment
    income to
    average net
    assets *........         5.80%(c)        5.49%       4.75%       5.36%       6.11%         5.45%(c)
  Portfolio Turnover
    (e).............        33.12%          76.43%      30.61%      40.28%      43.87%        33.12%


                                                                                 CLASS B
                                                                   ------------------------------------

                                                                     SIX MONTHS      YEARS ENDED JUNE,
                                 YEARS ENDED JUNE, 30                   ENDED                30
                      ------------------------------------------    DECEMBER 31,     ------------------
                        1995       1994       1993     1992 (B)         1995          1995    1994 (A)
                      --------   --------   --------   ---------   ---------------   ------   ---------
                                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD............  $  10.32   $  10.87   $  10.72   $10.61      $     10.60       $10.40   $10.78
                      --------   --------   --------   ---------       -------       ------   ---------
Investment
 Activities
  Net investment
  income............      0.56       0.52       0.59    0.24              0.27         0.53    0.17
  Net realized and
    unrealized gains
    (losses) from
    investments.....      0.21      (0.46)      0.24    0.13              0.14         0.19   (0.37)
                      --------   --------   --------   ---------       -------       ------   ---------
Total from
 Investment
 Activities.........      0.77       0.06       0.83    0.37              0.41         0.72   (0.20)
                      --------   --------   --------   ---------       -------       ------   ---------
Distributions
  Net investment
  income............     (0.56)     (0.51)     (0.59)  (0.26)           (0.28)        (0.52)  (0.15)
  In excess of net
    investment
    income..........     (0.01)     (0.04)
  Net realized
  gains.............                (0.06)     (0.09)
  In excess of net
    realized
    gains...........                                                                          (0.03)
                      --------   --------   --------   ---------       -------       ------   ---------
Total
 Distributions......     (0.57)     (0.61)     (0.68)  (0.26)           (0.28)        (0.52)  (0.18)
                      --------   --------   --------   ---------       -------       ------   ---------
NET ASSET VALUE,
  END OF PERIOD.....  $  10.52   $  10.32   $  10.87   $10.72      $     10.73       $10.60   $10.40
                      --------   --------   --------   ---------       -------       ------   ---------
                      --------   --------   --------   ---------       -------       ------   ---------
Total Return
 (excludes sales
 charge)............      7.67%      0.49%      8.04%   9.84%(c)          3.95%(d)     7.18%  (1.81)%(d)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets at end
    of period
    (000)...........  $ 12,516   $ 15,216   $ 15,719   $ 161       $     2,991       $2,906   $1,974
  Ratio of expenses
    to average net
    assets..........      0.77%      0.75%      0.76%   0.99%(c)          1.30%(c)     1.28%   1.26%(c)
  Ratio of net
    investment
    income to
    average net
    assets..........      5.57%      4.92%      5.35%   5.95%(c)          5.35%(c)     5.10%   4.39%(c)
  Ratio of expenses
    to average net
    assets *........      1.20%      1.20%      1.27%   1.29%(c)          1.72%(c)     1.86%   1.86%(c)
  Ratio of net
    investment
    income to
    average net
    assets *........      5.14%      4.47%      4.84%   5.65%(c)          4.93%(c)     4.52%   3.79%(c)
  Portfolio Turnover
    (e).............     76.43%     30.61%     40.28%  43.87%            33.12%       76.43%  30.61%

----------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Class A Shares commenced offering on February 18, 1992.

      (c)  Annualized.

      (d)  Not annualized.

      (e)  Portfolio  turnover is calculated on the basis of the Fund  as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERMEDIATE BOND
                                   -------------------------------------------------------------------------
                                                                   FIDUCIARY
                                   -------------------------------------------------------------------------
                                                                          YEARS ENDED JUNE 30,
                                      SIX MONTHS ENDED      ------------------------------------------------
                                     DECEMBER 31, 1995        1995        1994   1993 (D)     1992 (A)(D)
                                   ----------------------   ---------   -------- --------   ----------------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................  $            10.01       $    9.72   $  10.51 $ 10.09    $      10.00
                                           ----------       ---------   -------- --------        -------
Investment Activities
    Net investment income........                0.33            0.66       0.60    0.63            0.22
  Net realized and unrealized
    gains (losses) from
    investments..................                0.21            0.29      (0.67)    0.42           0.08
                                           ----------       ---------   -------- --------        -------
Total from Investment
  Activities.....................                0.54            0.95      (0.07)    1.05           0.30
                                           ----------       ---------   -------- --------        -------
Distributions
    Net investment income........               (0.33)          (0.66)     (0.60)   (0.63)         (0.21)
    Net realized gains...........                                          (0.02)
    In excess of net realized
      gains......................                                          (0.10)
                                           ----------       ---------   -------- --------        -------
Total Distributions..............               (0.33)          (0.66)     (0.72)   (0.63)         (0.21)
                                           ----------       ---------   -------- --------        -------
NET ASSET VALUE, END OF PERIOD...  $            10.22       $   10.01   $   9.72 $ 10.51    $      10.09
                                           ----------       ---------   -------- --------        -------
                                           ----------       ---------   -------- --------        -------
Total Return (excludes sales
  charge)........................                5.47%(c)       10.15%     (0.74)%   10.67%         3.00%(c)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period
      (000)......................  $          220,353       $ 191,216   $ 98,483 $44,252    $     23,457
    Ratio of expenses to average
      net assets.................                0.58%(b)        0.56%      0.32%    0.39%          0.36%(b)
    Ratio of net investment
      income to average net
      assets.....................                6.54%(b)        6.88%      6.04%    6.14%          6.99%(b)
    Ratio of expenses to average
      net assets*................                0.94%(b)        0.99%      0.87%    1.17%          1.33%(b)
    Ratio of net investment
      income to average net
      assets*....................                6.18%(b)        6.45%      5.49%    5.36%          6.02%(b)
    Portfolio Turnover (f).......               64.95%          99.71%     85.62%   21.51%         11.74%


                                               CLASS A                            CLASS B
                                   --------------------------------   --------------------------------
                                     SIX MONTHS        YEAR ENDED       SIX MONTHS        YEAR ENDED
                                   ENDED DECEMBER       JUNE 30,      ENDED DECEMBER       JUNE 30,
                                      31, 1995          1995 (E)         31, 1995          1995 (E)
                                   ---------------   --------------   ---------------   --------------
                                     (UNAUDITED)                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................  $     10.04       $     9.45       $     10.01       $     9.45
                                        ------           ------            ------           ------
Investment Activities
    Net investment income........         0.32             0.37              0.29             0.23
  Net realized and unrealized
    gains (losses) from
    investments..................         0.21             0.59              0.21             0.56
                                        ------           ------            ------           ------
Total from Investment
  Activities.....................         0.53             0.96              0.50             0.79
                                                         ------                             ------
Distributions
    Net investment income........        (0.32)           (0.37)            (0.30)           (0.23)
    Net realized gains...........
    In excess of net realized
      gains......................
                                        ------           ------            ------           ------
Total Distributions..............        (0.32)           (0.37)            (0.30)           (0.23)
                                        ------           ------            ------           ------
NET ASSET VALUE, END OF PERIOD...  $     10.25       $    10.04       $     10.21       $    10.01
                                        ------           ------            ------           ------
                                        ------           ------            ------           ------
Total Return (excludes sales
  charge)........................         5.39%(c)        10.29%(b)          5.03%(c)         8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period
      (000)......................  $     9,781       $    4,941       $     2,048       $      266
    Ratio of expenses to average
      net assets.................         0.83%(b)         0.83%(b)          1.45%(b)         1.51%(b)
    Ratio of net investment
      income to average net
      assets.....................         6.30%(b)         6.64%(b)          5.60%(b)         6.15%(b)
    Ratio of expenses to average
      net assets*................         1.29%(b)         1.66%(b)          1.91%(b)         2.34%(b)
    Ratio of net investment
      income to average net
      assets*....................         5.84%(b)         5.81%(b)          5.14%(b)         5.31%(b)
    Portfolio Turnover (f).......        64.95%           99.71%            64.95%           99.71%

-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 28, 1992.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Audited by other auditors.

      (e)  Class A and Class B Shares commenced operations November 30, 1994.

      (f)  Portfolio  turnover is calculated on the basis of the Fund  as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GOVERNMENT BOND FUND
                             --------------------------------------------------------------------------------------------------
                                                   FIDUCIARY                                          CLASS A
                             -----------------------------------------------------   ------------------------------------------
                                                                                     SIX MONTHS
                               SIX MONTHS                                               ENDED
                                  ENDED               YEARS ENDED JUNE 30,            DECEMBER         YEARS ENDED JUNE 30,
                              DECEMBER 31,     -----------------------------------       31,       ----------------------------
                                  1995           1995        1994       1993 (B)        1995        1995       1994     1993 (C)
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
                               (UNAUDITED)                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......  $      9.81       $    9.35   $   10.15   $ 10.00       $  9.81       $  9.35   $  10.17   $10.22
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
Investment Activities
  Net investment income....         0.31            0.62        0.51      0.20          0.31          0.61       0.48     0.17
  Net realized and
    unrealized gains
    (losses) from
    investments............         0.28            0.46       (0.77)     0.15          0.28          0.45      (0.79)   (0.05)
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
Total from Investment
  Activities...............         0.59            1.08       (0.26)     0.35          0.59          1.06      (0.31)    0.12
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
Distributions
  Net investment income....        (0.31)          (0.61)      (0.50)    (0.20)        (0.30)        (0.59)     (0.47)   (0.17)
  In excess of net
    investment income......                        (0.01)      (0.02)                                (0.01)     (0.02)
  In excess of net realized
    gains..................                                    (0.02)                                           (0.02)
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
Total Distributions........        (0.31)          (0.62)      (0.54)    (0.20)        (0.30)        (0.60)     (0.51)   (0.17)
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
NET ASSET VALUE,
  END OF PERIOD............  $     10.09       $    9.81   $    9.35   $ 10.15       $ 10.10       $  9.81   $   9.35   $10.17
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
                             ---------------   ---------   ---------   -----------   -----------   -------   --------   -------
Total Return (excludes
  sales charge)............         6.15%(e)       12.04%      (2.73)%    9.03%(d)      6.15%(e)     11.84%     (3.16)%   5.35%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)...........  $   414,298       $ 379,826   $ 209,692   $52,152       $11,261       $ 8,130   $  1,690   $  840
  Ratio of expenses to
    average net assets.....         0.73%(d)        0.71%       0.68%     0.69%(d)      0.97%(d)      0.97%      0.92%    0.95%(d)
  Ratio of net investment
    income to average net
    assets.................         6.36%(d)        6.65%       5.13%     5.43%(d)      6.11%(d)      6.46%      4.84%    5.56%(d)
  Ratio of expenses to
    average net assets*....         0.77%(d)        0.73%       0.71%     1.05%(d)      1.11%(d)      1.09%      1.05%    1.44%(d)
  Ratio of net investment
    income to average net
    assets*................         6.32%(d)        6.63%       5.10%     5.07%(d)      5.97%(d)      6.34%      4.71%    5.07%(d)
  Portfolio Turnover (f)...        30.61%         106.14%     377.78%   139.24%        30.61%       106.14%    377.78%  139.24%


                                            CLASS B
                             --------------------------------------

                               SIX MONTHS      YEARS ENDED JUNE 30,
                                  ENDED
                              DECEMBER 31,     --------------------
                                  1995          1995      1994 (A)
                             ---------------   -------   ----------
                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......  $      9.81       $  9.35   $10.04
                                  ------       -------   ----------
Investment Activities
  Net investment income....         0.27          0.55     0.18
  Net realized and
    unrealized gains
    (losses) from
    investments............         0.28          0.46    (0.69)
                                  ------       -------   ----------
Total from Investment
  Activities...............         0.55          1.01    (0.51)
                                  ------       -------   ----------
Distributions
  Net investment income....        (0.27)        (0.55)   (0.16)
  In excess of net
    investment income......                               (0.02)
  In excess of net realized
    gains..................
                                  ------       -------   ----------
Total Distributions........        (0.27)        (0.55)   (0.18)
                                  ------       -------   ----------
NET ASSET VALUE,
  END OF PERIOD............  $     10.09       $  9.81   $ 9.35
                                  ------       -------   ----------
                                  ------       -------   ----------
Total Return (excludes
  sales charge)............         5.71%(e)     11.20%   (4.99)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)...........  $     5,044       $ 2,513   $  656
  Ratio of expenses to
    average net assets.....         1.64%(d)      1.62%    1.52%(d)
  Ratio of net investment
    income to average net
    assets.................         5.46%(d)      5.76%    4.60%(d)
  Ratio of expenses to
    average net assets*....         1.78%(d)      1.74%    1.63%(d)
  Ratio of net investment
    income to average net
    assets*................         5.32%(d)      5.64%    4.49%(d)
  Portfolio Turnover (f)...        30.61%       106.14%  377.78%

-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  The Fund commenced operations on February 8, 1993.

      (c)  Class A Shares commenced offering on March 5, 1993.

      (d)  Annualized.

      (e)  Not annualized.

      (f)  Portfolio  turnover is calculated on the basis of the Fund  as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             INCOME BOND FUND
                              -------------------------------------------------------------------------------
                                                        FIDUCIARY                                 CLASS A
                              --------------------------------------------------------------   --------------
                                SIX MONTHS                                                       SIX MONTHS
                                  ENDED                     YEAR ENDED JUNE 30,                    ENDED
                               DECEMBER 31,    ---------------------------------------------    DECEMBER 31,
                                   1995          1995         1994        1993        1992          1995
                              --------------   ---------   ----------   ---------   --------   --------------
                               (UNAUDITED)                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......  $     9.54       $    9.23   $    10.43   $   10.18   $   9.59   $     9.54
                              --------------   ---------   ----------   ---------   --------      -------
Investment Activities
  Net investment income.....        0.33            0.64         0.54        0.66       0.71         0.31
  Net realized and
    unrealized gains
    (losses) from
    investments.............        0.26            0.35        (0.74)       0.38       0.59         0.26
                              --------------   ---------   ----------   ---------   --------      -------
Total from Investment
  Activities................        0.59            0.99        (0.20)       1.04       1.30         0.57
                              --------------   ---------   ----------   ---------   --------      -------
Distributions
  Net investment income.....       (0.33)          (0.64)       (0.57)      (0.66)     (0.71)       (0.32)
  In excess of net
    investment income.......
Net realized gains..........                                                (0.13)
  In excess of net realized
    gains...................                       (0.04)       (0.43)
                              --------------   ---------   ----------   ---------   --------      -------
Total Distributions.........       (0.33)          (0.68)       (1.00)      (0.79)     (0.71)       (0.32)
                              --------------   ---------   ----------   ---------   --------      -------
NET ASSET VALUE,
  END OF PERIOD.............  $     9.80       $   $9.54   $     9.23   $   10.43   $  10.18   $     9.79
                              --------------   ---------   ----------   ---------   --------      -------
                              --------------   ---------   ----------   ---------   --------      -------
Total Return (excludes sales
  charge)...................        6.26%(d)       11.29%       (2.54)%     10.62%     13.85%        6.03%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)............  $  504,978       $ 474,124   $  560,071   $ 483,291   $376,898   $    8,769
  Ratio of expenses to
    average net assets......        0.60%(c)        0.59%        0.53%       0.56%      0.49%        0.85%(c)
  Ratio of net investment
    income to average net
    assets..................        6.83%(c)        6.94%        5.35%       6.44%      7.18%        6.57%(c)
  Ratio of expenses to
    average net assets *....        0.84%(c)        0.86%        0.85%       0.90%      1.04%        1.19%(c)
  Ratio of net investment
    income to average net
    assets *................        6.59%(c)        6.67%        5.03%       6.10%      6.63%        6.23%(c)
  Portfolio Turnover (e)....       43.13%         262.25%      131.04%     143.52%     32.50%       43.13%


                                                                                          CLASS B
                                                                            -----------------------------------
                                                                            SIX MONTHS
                                                                              ENDED       YEAR ENDED JUNE 30,
                                          YEAR ENDED JUNE 30,                DECEMBER
                              -------------------------------------------      31,       ----------------------
                                1995       1994       1993      1992 (B)       1995        1995      1994 (A)
                              --------   ---------   -------   ----------   ----------   --------   -----------
                                                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......  $   9.22   $   10.43   $ 10.16   $10.06       $ 9.62       $   9.29   $  9.97
                              --------   ---------   -------   ----------   ----------   --------   -----------
Investment Activities
  Net investment income.....      0.61        0.52      0.63     0.26         0.29           0.56      0.17
  Net realized and
    unrealized gains
    (losses) from
    investments.............      0.36       (0.75)     0.41     0.11         0.26           0.38     (0.70)
                              --------   ---------   -------   ----------   ----------   --------   -----------
Total from Investment
  Activities................      0.97       (0.23)     1.04     0.37         0.55           0.94     (0.53)
                              --------   ---------   -------   ----------   ----------   --------   -----------
Distributions
  Net investment income.....     (0.60)      (0.55)    (0.64)   (0.27)       (0.29)         (0.57)    (0.15)
  In excess of net
    investment income.......     (0.01)
Net realized gains..........                           (0.13)
  In excess of net realized
    gains...................     (0.04)      (0.43)                                         (0.04)
                              --------   ---------   -------   ----------   ----------   --------   -----------
Total Distributions.........     (0.65)      (0.98)    (0.77)   (0.27)       (0.29)         (0.61)    (0.15)
                              --------   ---------   -------   ----------   ----------   --------   -----------
NET ASSET VALUE,
  END OF PERIOD.............  $   9.54   $    9.22   $ 10.43   $10.16       $ 9.88       $   9.62   $  9.29
                              --------   ---------   -------   ----------   ----------   --------   -----------
                              --------   ---------   -------   ----------   ----------   --------   -----------
Total Return (excludes sales
  charge)...................     10.90%      (2.33)%   10.58%   10.16%(c)     5.79%(d)      10.63%    (5.29)%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)............  $  6,796   $   5,347   $ 7,064   $  188       $3,222       $  1,887   $   723
  Ratio of expenses to
    average net assets......      1.01%       0.78%     0.77%    0.97%(c)     1.50%(c)       1.49%     1.45%(c)
  Ratio of net investment
    income to average net
    assets..................      6.57%       5.25%     6.12%    6.58%(c)     5.92%(c)       6.16%     5.20%(c)
  Ratio of expenses to
    average net assets *....      1.38%       1.20%     1.26%    1.27%(c)     1.84%(c)       1.86%     1.84%(c)
  Ratio of net investment
    income to average net
    assets *................      6.20%       4.83%     5.63%    6.28%(c)     5.58%(c)       5.80%     4.81%(c)
  Portfolio Turnover (e)....    262.25%     131.04%   143.52%   32.50%       43.13%        262.25%   131.04%

----------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 17, 1994.

      (b)  Class A commenced offering on February 18, 1992.

      (c)  Annualized.

      (d)  Not annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               INTERMEDIATE TAX-FREE BOND FUND
                      ---------------------------------------------------------------------------------
                                                 FIDUCIARY                                  CLASS A
                      ---------------------------------------------------------------   ---------------
                        SIX MONTHS                                                        SIX MONTHS
                           ENDED                     YEAR ENDED JUNE 30,                     ENDED
                       DECEMBER 31,     ---------------------------------------------    DECEMBER 31,
                           1995           1995        1994        1993        1992           1995
                      ---------------   ---------   ---------   ---------   ---------   ---------------
                        (UNAUDITED)                                                       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............  $     10.64       $   10.49   $   11.15   $   10.69   $   10.28   $     10.63
                      ---------------   ---------   ---------   ---------   ---------        ------
Investment
 Activities
  Net investment
  income............         0.25            0.54        0.52        0.53        0.55          0.26
  Net realized and
    unrealized gains
    (losses) from
    investments.....         0.35           (0.15)      (0.52)       0.49        0.42          0.35
                      ---------------   ---------   ---------   ---------   ---------        ------
Total from
 Investment
 Activities.........         0.60            0.69        0.00        1.02        0.97          0.61
                      ---------------   ---------   ---------   ---------   ---------        ------
Distributions
  Net investment
  income............        (0.25)          (0.54)      (0.53)      (0.52)      (0.55)        (0.25)
  In excess of net
    investment
    income..........                                    (0.01)
  Net realized
    gains...........        (0.02)                      (0.01)      (0.04)      (0.01)        (0.02)
  In excess of net
    realized
    gains...........                                    (0.11)
                      ---------------   ---------   ---------   ---------   ---------        ------
Total
 Distributions......        (0.27)          (0.54)      (0.66)      (0.56)      (0.56)        (0.27)
                      ---------------   ---------   ---------   ---------   ---------        ------
NET ASSET VALUE,
  END OF PERIOD.....  $     10.97       $   10.64   $   10.49   $   11.15   $   10.69   $     10.97
                      ---------------   ---------   ---------   ---------   ---------        ------
                      ---------------   ---------   ---------   ---------   ---------        ------
Total Return
 (excludes sales
 charge)............         5.75%(d)        6.75%      (0.11)%      9.79%       9.54%         5.78%(d)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets at end
    of period
    (000)...........  $   220,805       $ 211,229   $ 182,611   $ 166,489   $ 142,672   $     7,786
  Ratio of expenses
    to average net
    assets..........         0.55%(c)        0.53%       0.48%       0.54%       0.55%         0.76%(c)
  Ratio of net
    investment
    income to
    average net
    assets..........         4.71%(c)        5.17%       4.78%       4.93%       5.28%         4.49%(c)
  Ratio of expenses
    to average net
    assets *........         0.90%(c)        0.88%       0.84%       0.94%       1.07%         1.21%(c)
  Ratio of net
    investment
    income to
    average net
    assets *........         4.36%(c)        4.82%       4.42%       4.53%       4.77%         4.04%(c)
  Portfolio Turnover
    (e).............        62.90%         199.76%     105.98%      31.99%      11.50%        62.90%


                                                                                     CLASS B
                                                                      -------------------------------------

                                                                        SIX MONTHS      YEAR ENDED JUNE 30,
                                   YEAR ENDED JUNE 30,                     ENDED
                      ---------------------------------------------    DECEMBER 31,     -------------------
                        1995       1994        1993       1992 (B)         1995           1995     1994 (A)
                      --------   ---------   ---------   ----------   ---------------   --------   --------
                                                                        (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.............  $  10.48   $   11.14   $   10.69   $10.57       $     10.65       $  10.50   $  11.18
                      --------   ---------   ---------   ----------        ------       --------   --------
Investment
 Activities
  Net investment
  income............      0.51        0.50        0.55     0.15              0.21           0.46       0.17
  Net realized and
    unrealized gains
    (losses) from
    investments.....      0.15       (0.52)       0.44     0.18              0.35           0.14      (0.67)
                      --------   ---------   ---------   ----------        ------       --------   --------
Total from
 Investment
 Activities.........      0.66       (0.02)       0.99     0.33              0.56           0.60      (0.50)
                      --------   ---------   ---------   ----------        ------       --------   --------
Distributions
  Net investment
  income............     (0.49)      (0.52)      (0.50)   (0.21)            (0.21)         (0.45)     (0.17)
  In excess of net
    investment
    income..........     (0.02)      (0.01)
  Net realized
    gains...........                             (0.04)                     (0.02)
  In excess of net
    realized
    gains...........                 (0.11)                                                           (0.01)
                      --------   ---------   ---------   ----------        ------       --------   --------
Total
 Distributions......     (0.51)      (0.64)      (0.54)   (0.21)            (0.23)         (0.45)     (0.18)
                      --------   ---------   ---------   ----------        ------       --------   --------
NET ASSET VALUE,
  END OF PERIOD.....  $  10.63   $   10.48   $   11.14   $10.69       $     10.98       $  10.65   $  10.50
                      --------   ---------   ---------   ----------        ------       --------   --------
                      --------   ---------   ---------   ----------        ------       --------   --------
Total Return
 (excludes sales
 charge)............      6.49%      (0.33)%      9.47%    8.68%(c)          5.28%(d)       5.89%     (4.48)%(d)
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets at end
    of period
    (000)...........  $  5,614   $   5,556   $   5,480   $    5       $     1,354       $  1,116   $    549
  Ratio of expenses
    to average net
    assets..........      0.78%       0.73%       0.71%    1.02%(c)          1.48%(c)       1.43%      1.40%(c)
  Ratio of net
    investment
    income to
    average net
    assets..........      4.91%       4.57%       4.77%    4.91%(c)          3.85%(c)       4.29%      4.08%(c)
  Ratio of expenses
    to average net
    assets *........      1.23%       1.19%       1.27%    1.32%(c)          1.93%(c)       1.88%      1.85%(c)
  Ratio of net
    investment
    income to
    average net
    assets *........      4.46%       4.11%       4.21%    4.61%(c)          3.40%(c)       3.84%      3.63%(c)
  Portfolio Turnover
    (e).............    199.76%     105.98%      31.99%   11.50%            62.90%        199.76%    105.98%

----------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Class A Shares commenced offering on February 18, 1992.

      (c)  Annualized.

      (d)  Not annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    TAX-FREE BOND FUND
                                            -------------------------------------------------------------------
                                                                 FIDUCIARY                           CLASS A
                                            ----------------------------------------------------   ------------
                                              SIX MONTHS                                            SIX MONTHS
                                                 ENDED               YEAR ENDED JUNE 30,              ENDED
                                             DECEMBER 31,     ----------------------------------   DECEMBER 31,
                                                 1995           1995        1994       1993 (B)        1995
                                            ---------------   ---------   ---------   ----------   ------------
                                              (UNAUDITED)                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................  $      9.69       $    9.66   $   10.11   $    10.00   $      9.72
                                            ---------------   ---------   ---------   ----------   ------------
Investment Activities
  Net investment income...................         0.29            0.57        0.56         0.19          0.28
  Net realized and unrealized gains
    (losses) from investments.............         0.19            0.03       (0.42)        0.11          0.19
                                            ---------------   ---------   ---------   ----------   ------------
Total from Investment Activities..........         0.48            0.60        0.14         0.30          0.47
                                            ---------------   ---------   ---------   ----------   ------------
Distributions
  Net investment income...................        (0.29)          (0.57)      (0.56)       (0.19)        (0.28)
  In excess of net realized gains.........                                    (0.03)
                                            ---------------   ---------   ---------   ----------   ------------
Total Distributions.......................        (0.29)          (0.57)      (0.59)       (0.19)        (0.28)
                                            ---------------   ---------   ---------   ----------   ------------
NET ASSET VALUE,
  END OF PERIOD...........................  $      9.88       $    9.69   $    9.66   $    10.11   $      9.91
                                            ---------------   ---------   ---------   ----------   ------------
                                            ---------------   ---------   ---------   ----------   ------------
Total Return (excludes sales charge)......         5.01%(e)        6.46%       1.36%        5.18%(d)        4.91%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......  $   210,974       $ 185,916   $ 152,763   $   40,777   $    17,193
  Ratio of expenses to average net
    assets................................         0.58%(d)        0.56%       0.54%        0.54%(d)        0.82%(d)
  Ratio of net investment income to
    average net assets....................         5.94%(d)        6.02%       5.61%        5.66%(d)        5.69%(d)
  Ratio of expenses to average net assets
    *.....................................         0.78%(d)        0.74%       0.71%        1.01%(d)        1.12%(d)
  Ratio of net investment income to
    average net assets *..................         5.74%(d)        5.84%       5.44%        5.19%(d)        5.39%(d)
  Portfolio Turnover (f)..................        30.47%          66.02%     101.48%       66.12%        30.47%


                                                                                               CLASS B
                                                                               ---------------------------------------

                                                                                 SIX MONTHS       YEAR ENDED JUNE 30,
                                                  YEAR ENDED JUNE 30,               ENDED
                                            --------------------------------    DECEMBER 31,     ---------------------
                                              1995       1994      1993 (C)         1995          1995      1994 (A)
                                            --------   --------   ----------   ---------------   -------   -----------
                                                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................  $   9.67   $  10.12   $10.06       $      9.69       $  9.62   $     10.10
                                            --------   --------   ----------       -------       -------   -----------
Investment Activities
  Net investment income...................      0.55       0.55     0.19              0.24          0.49          0.24
  Net realized and unrealized gains
    (losses) from investments.............      0.05      (0.43)    0.05              0.19          0.07         (0.48)

                                            --------   --------   ----------       -------       -------   -----------
Total from Investment Activities..........      0.60       0.12     0.24              0.43          0.56         (0.24)

                                            --------   --------   ----------       -------       -------   -----------
Distributions
  Net investment income...................     (0.55)     (0.54)   (0.18)            (0.25)        (0.49)        (0.24)

  In excess of net realized gains.........                (0.03)
                                            --------   --------   ----------       -------       -------   -----------
Total Distributions.......................     (0.55)     (0.57)   (0.18)            (0.25)        (0.49)        (0.24)

                                            --------   --------   ----------       -------       -------   -----------
NET ASSET VALUE,
  END OF PERIOD...........................  $   9.72   $   9.67   $10.12       $      9.87       $  9.69   $      9.62
                                            --------   --------   ----------       -------       -------   -----------
                                            --------   --------   ----------       -------       -------   -----------
Total Return (excludes sales charge)......      6.21%      1.34%    6.86%(d)          4.45%(e)      5.58%       (1.98)%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......  $ 11,462   $ 10,725   $4,106       $    12,157       $ 8,326   $     4,855
  Ratio of expenses to average net
    assets................................      0.81%      0.79%    0.80%(d)          1.49%(d)      1.46%         1.41%(d)

  Ratio of net investment income to
    average net assets....................      5.76%      5.44%    5.71%(d)          5.04%(d)      5.14%         4.95%(d)

  Ratio of expenses to average net assets
    *.....................................      1.09%      1.06%    1.36%(d)          1.79%(d)      1.74%         1.62%(d)

  Ratio of net investment income to
    average net assets *..................      5.48%      5.17%    5.15%(d)          4.74%(d)      4.86%         4.74%(d)

  Portfolio Turnover (f)..................     66.02%    101.48%   66.12%            30.47%        66.02%       101.48%


-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  The Fund commenced operations on February 9, 1993.

      (c)  Class A Shares commenced offering on February 23, 1993.

      (d)  Annualized.

      (e)  Not annualized.

      (f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 54

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      KENTUCKY MUNICIPAL BOND FUND
                                       -----------------------------------------------------------
                                                 FIDUCIARY                       CLASS A
                                       ------------------------------   --------------------------
                                          SIX MONTHS      JANUARY 20,    SIX MONTHS    JANUARY 20,
                                            ENDED           1995 TO        ENDED         1995 TO
                                         DECEMBER 31,      JUNE 30,     DECEMBER 31,    JUNE 30,
                                             1995          1995 (A)         1995        1995 (A)
                                       ----------------   -----------   ------------   -----------
                                         (UNAUDITED)                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD................  $       9.92       $  9.49       $   9.93       $  9.49
                                            -------       -----------   ------------   -----------
Investment Activities
  Net investment income..............          0.27          0.20           0.22          0.19
  Net realized and unrealized gains
    (losses) from investments........          0.34          0.43           0.34          0.44
                                            -------       -----------   ------------   -----------
Total from Investment Activities.....          0.61          0.63           0.56          0.63
                                            -------       -----------   ------------   -----------
Distributions
  Net investment income..............         (0.27)        (0.20)         (0.22)        (0.19)
                                            -------       -----------   ------------   -----------
Total Distributions..................         (0.27)        (0.20)         (0.22)        (0.19)
                                            -------       -----------   ------------   -----------
NET ASSET VALUE,
  END OF PERIOD......................  $      10.26       $  9.92       $  10.27       $  9.93
                                            -------       -----------   ------------   -----------
                                            -------       -----------   ------------   -----------
Total Return (excludes sales
  charge)............................          6.18%(b)      6.56%(b)       5.66%(b)      5.66%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..  $     32,880       $32,520       $  8,649       $ 8,818
  Ratio of expenses to average net
    assets...........................          0.69%(c)      0.65%(c)       0.94%(c)      0.90%(c)
  Ratio of net investment income to
    average net assets...............          4.57%(c)      4.70%(c)       4.33%(c)      4.44%(c)
  Ratio of expenses to average net
    assets *.........................          1.04%(c)      0.97%(c)       1.39%(c)      1.33%(c)
  Ratio of net investment income to
    average net assets *.............          4.22%(c)      4.38%(c)       3.88%(c)      4.01%(c)
  Portfolio Turnover (g).............         10.30%        19.75%         10.30%        19.75%


                                                 CLASS B
                                       ----------------------------
                                         SIX MONTHS      MARCH 16,    FEBRUARY 1,    MARCH 12,
                                            ENDED         1995 TO      1994, TO       1993,TO
                                        DECEMBER 31,      JUNE 30,    JANUARY 19,   JANUARY 31,
                                            1995          1995 (F)     1995 (D)     1994 (D)(E)
                                       ---------------   ----------   -----------   -----------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD................  $      9.87       $ 9.75       $ 10.45       $ 10.00
                                            ------       ----------   -----------   -----------
Investment Activities
  Net investment income..............         0.19         0.14          0.41          0.36
  Net realized and unrealized gains
    (losses) from investments........         0.34         0.12         (0.95)         0.43
                                            ------       ----------   -----------   -----------
Total from Investment Activities.....         0.53         0.26         (0.54)         0.79
                                            ------       ----------   -----------   -----------
Distributions
  Net investment income..............        (0.19)       (0.14)        (0.42)        (0.34)
                                            ------       ----------   -----------   -----------
Total Distributions..................        (0.19)       (0.14)        (0.42)        (0.34)
                                            ------       ----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD......................  $     10.21       $ 9.87       $  9.49       $ 10.45
                                            ------       ----------   -----------   -----------
                                            ------       ----------   -----------   -----------
Total Return (excludes sales
  charge)............................         5.37%(b)     2.63%(b)    (5.17)%(b)      8.05%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..  $       246       $   79       $41,953       $64,663
  Ratio of expenses to average net
    assets...........................         1.10%(c)     1.58%(c)      1.03%(c)      0.70%(c)
  Ratio of net investment income to
    average net assets...............         3.29%(c)     3.89%(c)      4.27%(c)      4.19%(c)
  Ratio of expenses to average net
    assets *.........................         1.55%(c)     2.21%(c)      1.05%(c)      0.91%(c)
  Ratio of net investment income to
    average net assets *.............         2.84%(c)     3.25%(c)      4.25%(c)      3.98%(c)
  Portfolio Turnover (g).............        10.30%       19.75%        10.00%         5.00%

-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date merged.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Audited by other auditors.

      (e)  Period from initial public investment.

      (f)  Class B Shares commenced offering on March 16, 1995.

      (g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         OHIO MUNICIPAL BOND FUND
                               -----------------------------------------------------------------------------
                                                         FIDUCIARY                                CLASS A
                               --------------------------------------------------------------   ------------
                                 SIX MONTHS                                                      SIX MONTHS
                                    ENDED                    YEARS ENDED JUNE 30,                  ENDED
                                DECEMBER 31,     --------------------------------------------   DECEMBER 31,
                                    1995           1995       1994       1993      1992 (B)         1995
                               ---------------   --------   --------   --------   -----------   ------------
                                 (UNAUDITED)                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........  $     10.65       $  10.58   $  11.11   $  10.48   $ 10.00       $     10.68
                                   -------       --------   --------   --------   -----------   ------------
Investment Activities
  Net investment income......         0.28           0.55       0.51       0.54      0.56              0.27
  Net realized and unrealized
    gains (losses) from
    investments..............         0.35           0.07      (0.50)      0.62      0.47              0.35
                                   -------       --------   --------   --------   -----------   ------------
Total from Investment
  Activities.................         0.63           0.62       0.01       1.16      1.03              0.62
                                   -------       --------   --------   --------   -----------   ------------
Distributions
  Net investment income......        (0.28)         (0.55)     (0.52)     (0.53)    (0.55)            (0.27)
  In excess of net investment
    income...................
  In excess of net realized
    gains....................                                  (0.02)
                                   -------       --------   --------   --------   -----------   ------------
Total Distributions..........        (0.28)         (0.55)     (0.54)     (0.53)    (0.55)            (0.27)
                                   -------       --------   --------   --------   -----------   ------------
NET ASSET VALUE,
  END OF PERIOD..............  $     11.00       $  10.65   $  10.58   $  11.11   $ 10.48       $     11.03
                                   -------       --------   --------   --------   -----------   ------------
                                   -------       --------   --------   --------   -----------   ------------
Total Return (excludes sales
  charge)....................         5.99%(e)       6.07%      0.07%     11.43%    10.64%(d)          5.85%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)....................  $    78,662       $ 79,993   $ 93,261   $ 74,792   $45,199       $    13,441
  Ratio of expenses to
    average net assets.......         0.59%(d)       0.58%      0.53%      0.55%     0.63%(d)          0.82%(d)
  Ratio of net investment
    income to average net
    assets...................         5.21%(d)       5.29%      4.76%      5.14%     5.61%(d)          4.95%(d)
  Ratio of expenses to
    average net assets *.....         0.95%(d)       0.91%      0.86%      0.94%     1.21%(d)          1.28%(d)
  Ratio of net investment
    income to average net
    assets *.................         4.85%(d)       4.96%      4.43%      4.75%     5.03%(d)          4.49%(d)
  Portfolio Turnover (f).....        14.32%         77.69%     16.77%     26.67%     9.78%            14.32%


                                                                                            CLASS B
                                                                             --------------------------------------

                                                                               SIX MONTHS      YEARS ENDED JUNE 30,
                                          YEARS ENDED JUNE 30,                    ENDED
                               -------------------------------------------    DECEMBER 31,     --------------------
                                 1995       1994       1993      1992 (C)         1995          1995      1994 (A)
                               --------   --------   --------   ----------   ---------------   -------   ----------
                                                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........  $  10.61   $  11.13   $  10.48   $10.29       $     10.75       $ 10.68   $11.31
                               --------   --------   --------   ----------       -------       -------   ----------
Investment Activities
  Net investment income......      0.53       0.50       0.52     0.20              0.24          0.43     0.17
  Net realized and unrealized
    gains (losses) from
    investments..............      0.07      (0.48)      0.64     0.21              0.35          0.07    (0.62)
                               --------   --------   --------   ----------       -------       -------   ----------
Total from Investment
  Activities.................      0.60       0.02       1.16     0.41              0.59          0.50    (0.45)
                               --------   --------   --------   ----------       -------       -------   ----------
Distributions
  Net investment income......     (0.51)     (0.50)     (0.51)   (0.22)            (0.24)        (0.43)   (0.17)
  In excess of net investment
    income...................     (0.02)     (0.02)                                                       (0.01)
  In excess of net realized
    gains....................                (0.02)
                               --------   --------   --------   ----------       -------       -------   ----------
Total Distributions..........     (0.53)     (0.54)     (0.51)   (0.22)            (0.24)        (0.43)   (0.18)
                               --------   --------   --------   ----------       -------       -------   ----------
NET ASSET VALUE,
  END OF PERIOD..............  $  10.68   $  10.61   $  11.13   $10.48       $     11.10       $ 10.75   $10.68
                               --------   --------   --------   ----------       -------       -------   ----------
                               --------   --------   --------   ----------       -------       -------   ----------
Total Return (excludes sales
  charge)....................      5.79%     (0.05)%    11.40%   10.85%(d)          5.50%(e)      5.17%   (4.02)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)....................  $ 12,006   $ 14,883   $ 13,092   $   41       $     5,144       $ 3,209   $2,043
  Ratio of expenses to
    average net assets.......      0.82%      0.78%      0.77%    1.01%(d)          1.48%(d)      1.48%    1.28%(d)
  Ratio of net investment
    income to average net
    assets...................      5.01%      4.63%      4.85%    5.16%(d)          4.30%(d)      4.40%    4.23%(d)
  Ratio of expenses to
    average net assets *.....      1.25%      1.21%      1.25%    1.40%(d)          1.94%(d)      1.91%    1.68%(d)
  Ratio of net investment
    income to average net
    assets *.................      4.58%      4.20%      4.37%    4.77%(d)          3.84%(d)      3.97%    3.83%(d)
  Portfolio Turnover (f).....     77.69%     16.77%     26.67%    9.78%            14.32%        77.69%   16.77%

-------------

        *  During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  The Fund commenced operations on July 2, 1991.

      (c)  Class A Shares commenced offering on February 18, 1992.

      (d)  Annualized.

      (e)  Not annualized.

      (f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 56

IMPORTANT CUSTOMER INFORMATION. PLEASE READ:

SHARES OF THE ONE GROUP:

- ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON- BANK AFFILIATES,

- ARE NOT INSURED OR GUARANTEED BY THE FDIC OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE,

- ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

BANC ONE INVESTMENT ADVISORS CORPORATION, A REGISTERED INVESTMENT ADVISOR AND AN INDIRECT SUBSIDIARY OF BANC ONE CORPORATION, SERVES AS AN INVESTMENT ADVISOR TO THE ONE GROUP, FOR WHICH IT RECEIVES ADVISORY FEES. THE ONE GROUP IS DISTRIBUTED BY THE ONE GROUP SERVICES COMPANY, 3435 STELZER ROAD, COLUMBUS, OHIO 43219, WHICH IS NOT AFFILIATED WITH BANC ONE CORPORATION AND IS NOT A BANK.

FOR MORE COMPLETE INFORMATION ON ANY OF THE ONE GROUP FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, YOU MAY OBTAIN A PROSPECTUS FROM THE ONE GROUP SERVICES COMPANY. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE COMPOSITION OF EACH FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

TOG-F-042                                                     [THE ONE GROUP LOGO]